UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Equity-Income
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q listing may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009) for Equity-Income and Class K and for the entire period (June 26, 2009 to July 31, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value July 31, 2009	Expenses Paid During Period
Equity-Income	.78%
Actual		$ 1,000.00	$ 1,279.50	$ 4.41 B
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91 C
Class K	.55%
Actual		$ 1,000.00	$ 1,280.80	$ 3.11 B
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76 C
Class F	.45%
Actual		$ 1,000.00	$ 1,093.50	$ .46 B
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26 C

A 5% return per year before expenses

B Actual expenses are equal to each class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Equity-Income and Class K and multiplied by 36/365 (to reflect the period June 26, 2009 to July 31, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.2
AT&T, Inc.	3.4	4.1
Wells Fargo & Co.	3.1	2.6
Exxon Mobil Corp.	3.1	4.9
Bank of America Corp.	3.0	1.3
Chevron Corp.	2.9	3.8
Goldman Sachs Group, Inc.	1.7	0.8
Verizon Communications, Inc.	1.7	2.1
Pfizer, Inc.	1.6	1.9
Wyeth	1.6	1.6
	26.0
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	19.6
Energy	14.7	19.3
Consumer Discretionary	14.3	12.3
Information Technology	9.2	9.2
Industrials	9.2	9.5
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks and Investment Companies 96.1%		Stocks and Investment Companies 96.3%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 3.0%		Convertible Securities 2.4%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	11.2%	** Foreign investments	10.7%

Semiannual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.7%
Gentex Corp.	1,389,164	$ 20,796
Johnson Controls, Inc.	4,985,990	129,037
Magna International, Inc. Class A (sub. vtg.)	431,400	21,823
The Goodyear Tire & Rubber Co. (a)	7,809,000	132,909
		304,565
Automobiles - 0.7%
Fiat SpA (a)	3,298,000	36,570
Ford Motor Co. (a)	1,493,566	11,949
Harley-Davidson, Inc. (e)	3,564,050	80,548
Winnebago Industries, Inc.	487,426	5,128
		134,195
Diversified Consumer Services - 0.6%
H&R Block, Inc.	6,552,934	109,368
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp. unit	388,000	61,254
Starbucks Corp. (a)	4,724,100	83,617
		144,871
Household Durables - 1.9%
Black & Decker Corp.	1,114,329	41,899
Centex Corp.	3,164,600	34,526
KB Home	566,900	9,462
Lennar Corp. Class A	1,454,034	17,216
Newell Rubbermaid, Inc.	5,775,380	74,329
Pulte Homes, Inc.	2,569,449	29,215
The Stanley Works	958,435	38,481
Whirlpool Corp.	1,840,848	105,094
		350,222
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	3,432,566	22,861
Leisure Equipment & Products - 0.1%
Brunswick Corp.	3,531,000	25,353
Media - 2.8%
Ascent Media Corp. (a)	134,319	3,723
Belo Corp. Series A	3,229,986	9,270
CC Media Holdings, Inc. Class A (a)	2,159,142	2,159
Comcast Corp. Class A	7,500,755	111,461
DreamWorks Animation SKG, Inc. Class A (a)	113,213	3,567
Informa PLC	6,209,456	24,872
Interpublic Group of Companies, Inc. (a)	3,780,200	19,695
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)	684,808	$ 14,347
The Walt Disney Co.	4,749,485	119,307
Time Warner, Inc.	5,224,429	139,283
Viacom, Inc. Class B (non-vtg.) (a)	1,511,800	35,013
Virgin Media, Inc.	3,126,863	32,676
		515,373
Multiline Retail - 2.0%
Kohl's Corp. (a)	3,491,247	169,500
Macy's, Inc.	2,925,100	40,688
Target Corp.	3,323,200	144,958
Tuesday Morning Corp. (a)	1,513,113	7,021
		362,167
Specialty Retail - 2.7%
Home Depot, Inc.	7,837,400	203,302
Lowe's Companies, Inc.	3,398,122	76,322
OfficeMax, Inc.	1,415,127	13,175
RadioShack Corp.	1,246,800	19,338
Staples, Inc.	6,064,055	127,466
Tiffany & Co., Inc.	1,947,755	58,102
		497,705
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	2,337,100	7,385
TOTAL CONSUMER DISCRETIONARY		2,474,065
CONSUMER STAPLES - 5.9%
Beverages - 1.2%
Carlsberg AS Series B	1,466,389	101,737
The Coca-Cola Co.	2,521,953	125,694
		227,431
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	2,041,795	68,359
Wal-Mart Stores, Inc.	1,995,837	99,552
Walgreen Co.	1,240,000	38,502
Winn-Dixie Stores, Inc. (a)	1,485,086	21,044
		227,457
Food Products - 0.9%
Marine Harvest ASA (a)(e)	53,809,600	33,785
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	2,151,164	$ 88,531
Tyson Foods, Inc. Class A	4,172,473	47,691
		170,007
Household Products - 1.2%
Kimberly-Clark Corp.	1,600,900	93,573
Procter & Gamble Co.	2,161,017	119,958
		213,531
Personal Products - 0.5%
Avon Products, Inc.	2,959,300	95,822
Tobacco - 0.9%
Philip Morris International, Inc.	3,367,195	156,911
TOTAL CONSUMER STAPLES		1,091,159
ENERGY - 14.7%
Energy Equipment & Services - 2.7%
BJ Services Co.	2,248,672	31,886
Halliburton Co.	2,817,600	62,241
Nabors Industries Ltd. (a)	3,229,551	54,967
Noble Corp.	4,373,644	148,092
Pride International, Inc. (a)	1,390,500	34,860
Schlumberger Ltd.	3,043,963	162,852
		494,898
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	844,200	40,690
Apache Corp.	1,278,610	107,339
Chevron Corp.	7,546,095	524,227
ConocoPhillips	6,587,290	287,930
CONSOL Energy, Inc.	762,010	27,074
Devon Energy Corp.	724,500	42,086
EOG Resources, Inc.	1,555,900	115,183
Exxon Mobil Corp.	8,082,380	568,919
Marathon Oil Corp.	2,537,545	81,836
Occidental Petroleum Corp.	2,307,991	164,652
Peabody Energy Corp.	730,639	24,191
Reliance Industries Ltd. (a)	113,278	4,632
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	3,375,100	$ 177,665
Class B ADR	805,400	42,308
		2,208,732
TOTAL ENERGY		2,703,630
FINANCIALS - 24.4%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	8,066,949	220,550
Credit Suisse Group sponsored ADR	2,279,500	107,980
Goldman Sachs Group, Inc.	1,940,806	316,934
KKR Private Equity Investors, LP Restricted Depositary Units (a)(g)	1,714,600	11,659
Morgan Stanley	8,449,783	240,819
State Street Corp.	1,254,320	63,092
UBS AG:
(For. Reg.) (a)	2,188,500	32,039
(NY Shares) (a)	3,824,500	56,373
		1,049,446
Commercial Banks - 6.1%
Associated Banc-Corp.	3,960,222	42,929
Comerica, Inc.	1,980,500	47,215
Huntington Bancshares, Inc.	2,631,700	10,764
KeyCorp	10,771,400	62,259
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	12,168,775	75,446
PNC Financial Services Group, Inc.	4,423,309	162,159
Sterling Financial Corp., Washington (e)	2,430,424	6,781
SunTrust Banks, Inc.	1,411,300	27,520
U.S. Bancorp, Delaware	5,642,702	115,168
Wells Fargo & Co.	23,367,985	571,581
		1,121,822
Consumer Finance - 1.2%
Capital One Financial Corp.	2,976,400	91,375
Discover Financial Services	8,563,961	101,740
Promise Co. Ltd.	1,134,050	11,951
SLM Corp. (a)	3,039,268	27,019
		232,085
Diversified Financial Services - 7.4%
Bank of America Corp.	37,316,588	551,912
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. (e)	24,108,752	$ 76,425
CME Group, Inc.	53,466	14,908
JPMorgan Chase & Co.	18,352,149	709,308
		1,352,553
Insurance - 2.7%
ACE Ltd.	2,267,001	111,219
Hartford Financial Services Group, Inc.	2,057,600	33,930
Lincoln National Corp.	1,128,600	23,915
MBIA, Inc. (a)	1,385,303	5,804
MetLife, Inc.	1,711,280	58,098
Montpelier Re Holdings Ltd.	3,835,478	60,140
PartnerRe Ltd.	1,130,226	77,522
The Travelers Companies, Inc.	2,429,540	104,640
XL Capital Ltd. Class A	1,935,398	27,250
		502,518
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	931,900	15,703
Developers Diversified Realty Corp.	1,599,547	8,973
HCP, Inc.	1,961,300	50,523
Senior Housing Properties Trust (SBI)	1,657,268	30,925
		106,124
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	7,334,751	79,949
Indiabulls Real Estate Ltd.	1,102,263	5,677
		85,626
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (e)	2,977,482	32,574
Washington Mutual, Inc.	1,631,300	153
		32,727
TOTAL FINANCIALS		4,482,901
HEALTH CARE - 8.3%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,929,478	120,226
Biogen Idec, Inc. (a)	339,500	16,143
		136,369
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	113,300	6,387
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	7,103,738	$ 76,294
Covidien PLC	1,775,790	67,143
		149,824
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	906,199	9,705
CIGNA Corp.	735,900	20,900
Fresenius Medical Care AG & Co. KGaA	565,800	25,982
		56,587
Pharmaceuticals - 6.4%
Abbott Laboratories	1,132,400	50,947
Bristol-Myers Squibb Co.	2,483,400	53,989
Johnson & Johnson	3,346,771	203,785
Merck & Co., Inc.	4,837,500	145,173
Pfizer, Inc.	18,800,400	299,490
Schering-Plough Corp.	4,621,640	122,520
Wyeth	6,356,700	295,904
		1,171,808
TOTAL HEALTH CARE		1,514,588
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.5%
General Dynamics Corp.	584,200	32,359
Honeywell International, Inc.	5,127,150	177,912
Spirit AeroSystems Holdings, Inc. Class A (a)	2,637,318	34,312
The Boeing Co.	1,719,016	73,763
United Technologies Corp.	2,672,060	145,547
		463,893
Building Products - 0.3%
Masco Corp.	4,327,747	60,286
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	675,052	17,956
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	1,411,500	46,509
Rockwell Automation, Inc.	338,600	14,021
		60,530
Industrial Conglomerates - 2.9%
General Electric Co.	14,527,663	194,671
Koninklijke Philips Electronics NV (NY Shares)	622,425	14,166
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Rheinmetall AG	1,210,567	$ 58,938
Siemens AG sponsored ADR	1,779,600	141,443
Textron, Inc.	4,552,400	61,184
Tyco International Ltd.	2,128,290	64,317
		534,719
Machinery - 2.4%
Briggs & Stratton Corp. (f)	3,687,785	63,319
Caterpillar, Inc.	340,400	14,998
Cummins, Inc.	1,422,400	61,177
Danaher Corp.	1,015,100	62,165
Eaton Corp.	1,339,100	69,526
Illinois Tool Works, Inc.	841,717	34,132
Ingersoll-Rand Co. Ltd.	2,051,792	59,256
Kennametal, Inc.	1,889,209	40,278
Vallourec SA (e)	197,600	25,994
		430,845
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	309,500	24,324
CSX Corp.	620,300	24,886
Union Pacific Corp.	908,400	52,251
		101,461
TOTAL INDUSTRIALS		1,669,690
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	7,360,720	162,009
Motorola, Inc.	7,292,070	52,211
		214,220
Computers & Peripherals - 1.5%
Dell, Inc. (a)	1,694,600	22,674
Hewlett-Packard Co.	3,921,507	169,801
International Business Machines Corp.	680,400	80,240
		272,715
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	2,894,200	74,584
Avnet, Inc. (a)	3,546,891	86,544
Tyco Electronics Ltd.	4,059,090	87,149
		248,277
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
MoneyGram International, Inc. (a)	2,437,904	$ 5,461
Office Electronics - 0.2%
Xerox Corp.	3,869,898	31,694
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	2,969,300	81,270
Applied Materials, Inc.	7,126,200	98,342
Atmel Corp. (a)	2,613,756	10,899
Intel Corp.	11,715,860	225,530
Micron Technology, Inc. (a)	5,111,800	32,664
National Semiconductor Corp.	5,811,662	87,524
Novellus Systems, Inc. (a)	2,451,327	47,972
Teradyne, Inc. (a)	5,682,400	44,777
Varian Semiconductor Equipment Associates, Inc. (a)	1,013,700	32,479
		661,457
Software - 1.0%
Microsoft Corp.	4,855,727	114,207
Oracle Corp.	2,981,892	65,989
		180,196
TOTAL INFORMATION TECHNOLOGY		1,614,020
MATERIALS - 1.6%
Chemicals - 1.0%
Celanese Corp. Class A	1,413,700	36,332
Dow Chemical Co.	1,469,700	31,114
E.I. du Pont de Nemours & Co.	2,740,400	84,761
H.B. Fuller Co.	1,303,423	26,277
		178,484
Metals & Mining - 0.6%
Alcoa, Inc.	4,230,421	49,750
Commercial Metals Co.	493,345	8,160
Freeport-McMoRan Copper & Gold, Inc.	282,200	17,017
Nucor Corp.	854,900	38,017
		112,944
TOTAL MATERIALS		291,428
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	23,648,350	$ 620,296
Qwest Communications International, Inc.	26,118,600	100,818
Verizon Communications, Inc.	9,862,349	316,286
		1,037,400
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	12,743,503	50,974
Vodafone Group PLC sponsored ADR	3,021,625	62,185
		113,159
TOTAL TELECOMMUNICATION SERVICES		1,150,559
UTILITIES - 3.5%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	3,642,403	91,825
American Electric Power Co., Inc.	1,241,000	38,421
Entergy Corp.	1,291,900	103,778
Exelon Corp.	2,006,800	102,066
FirstEnergy Corp.	848,800	34,971
Southern Co.	337,900	10,610
		381,671
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	7,895,427	100,983
Constellation Energy Group, Inc.	1,297,394	37,235
		138,218
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	1,169,345	37,945
Wisconsin Energy Corp.	2,157,100	92,691
		130,636
TOTAL UTILITIES		650,525
TOTAL COMMON STOCKS (Cost $18,437,956)		17,642,565
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series C, 6.25%	1,596,800	5,429
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.6%
Capital Markets - 0.3%
Legg Mason, Inc. 7.00%	1,846,900	$ 56,868
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	18,902
Wells Fargo & Co. 7.50%	9,600	8,064
		26,966
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	83,400	351
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	804,450	6,379
Assured Guaranty Ltd. 8.50% (a)	225,100	13,668
		20,047
TOTAL FINANCIALS		104,232
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	260,400	60,723
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Corp. 4.25%	384,300	12,697
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	60,076
TOTAL MATERIALS		72,773
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $349,181)		243,157
Corporate Bonds - 1.8%
	Principal Amount (000s)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
Johnson Controls, Inc. 6.5% 9/30/12	$ 11,740	28,060
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	4,350	7,545
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	$ 5,000	$ 8,314
Media - 0.6%
Liberty Media Corp.:
3.5% 1/15/31	7,095	4,121
4% 11/15/29 (g)	13,232	5,425
3.5% 1/15/31 (g)	20,122	11,686
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	35,681
0% 2/28/21	16,370	10,149
Virgin Media, Inc. 6.5% 11/15/16 (g)	49,396	43,508
		110,570
TOTAL CONSUMER DISCRETIONARY		154,489
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	36,072	21,057
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (g)	20,550	7,809
4.5% 6/30/21	3,320	1,262
		9,071
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	6,510	8,096
TOTAL INDUSTRIALS		17,167
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	34,770	21,036
6% 5/1/15	17,310	10,473
Intel Corp. 3.25% 8/1/39 (g)	28,290	28,573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 6/1/14	$ 7,430	$ 5,287
4.25% 10/15/13	6,330	9,060
		74,429
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	11,060	21,871
ArcelorMittal SA 5% 5/15/14	9,070	12,566
United States Steel Corp. 4% 5/15/14	15,120	21,867
		56,304
TOTAL CONVERTIBLE BONDS		323,446
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	14,078
TOTAL CORPORATE BONDS (Cost $353,263)		337,524
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.37% (b)	48,818,054	48,818
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	78,722,300	78,722
TOTAL MONEY MARKET FUNDS (Cost $127,540)		127,540
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $19,267,940)		18,350,786
NET OTHER ASSETS - 0.1%		16,338
NET ASSETS - 100%		$ 18,367,124
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,434,000 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 166
Fidelity Securities Lending Cash Central Fund	5,223
Total	$ 5,389
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 54,542	$ -	$ -	$ 1,217	$ 63,319
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financal Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,479,494	$ 2,412,811	$ 66,683	$ -
Consumer Staples	1,091,159	1,091,159	-	-
Energy	2,703,630	2,703,630	-	-
Financials	4,587,133	4,477,828	109,305	-
Health Care	1,575,311	1,514,588	60,723	-
Industrials	1,669,690	1,669,690	-	-
Information Technology	1,614,020	1,614,020	-	-
Materials	364,201	291,428	72,773	-
Telecommunication Services	1,150,559	1,150,559	-	-
Utilities	650,525	650,525	-	-
Corporate Bonds	337,524	-	337,524	-
Money Market Funds	127,540	127,540	-	-
Total Investments in Securities:	$ 18,350,786	$ 17,703,778	$ 647,008	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 33,174
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	28,080
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(61,254)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Switzerland	3.8%
United Kingdom	1.7%
Germany	1.2%
Bermuda	1.0%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $1,570,568,000 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $736,770,000 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $77,852 - See accompanying schedule: Unaffiliated issuers (cost $19,033,623)	$ 18,159,927
Fidelity Central Funds (cost $127,540)	127,540
Other affiliated issuers (cost $106,777)	63,319
Total Investments (cost $19,267,940)		$ 18,350,786
Receivable for investments sold		60,641
Receivable for fund shares sold		22,784
Dividends receivable		33,416
Interest receivable		2,920
Distributions receivable from Fidelity Central Funds		797
Prepaid expenses		85
Other receivables		461
Total assets		18,471,890

Liabilities
Payable for investments purchased	$ 128
Payable for fund shares redeemed	14,687
Accrued management fee	6,600
Other affiliated payables	3,901
Other payables and accrued expenses	728
Collateral on securities loaned, at value	78,722
Total liabilities		104,766

Net Assets		$ 18,367,124
Net Assets consist of:
Paid in capital		$ 22,932,746
Undistributed net investment income		23,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,671,779)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(917,280)
Net Assets		$ 18,367,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Equity-Income: Net Asset Value, offering price and redemption price per share ($16,580,397 ÷ 478,351.180 shares)	$ 34.66

Class K: Net Asset Value, offering price and redemption price per share ($1,786,118 ÷ 51,529.968 shares)	$ 34.66

Class F: Net Asset Value, offering price and redemption price per share ($609 ÷ 17.565 shares)	$ 34.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2009

Investment Income
Dividends (including $1,217 earned from other affiliated issuers)		$ 242,005
Interest		8,823
Income from Fidelity Central Funds		5,389
Total income		256,217

Expenses
Management fee	$ 37,204
Transfer agent fees	22,756
Accounting and security lending fees	852
Custodian fees and expenses	131
Independent trustees' compensation	65
Registration fees	77
Audit	105
Legal	44
Interest	12
Miscellaneous	222
Total expenses before reductions	61,468
Expense reductions	(30)	61,438
Net investment income (loss)		194,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,161,086)
Foreign currency transactions	(194)
Total net realized gain (loss)		(1,161,280)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $169)	4,990,985
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		4,991,043
Net gain (loss)		3,829,763
Net increase (decrease) in net assets resulting from operations		$ 4,024,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2009	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,779	$ 567,215
Net realized gain (loss)	(1,161,280)	(2,481,713)
Change in net unrealized appreciation (depreciation)	4,991,043	(11,224,908)
Net increase (decrease) in net assets resulting from operations	4,024,542	(13,139,406)
Distributions to shareholders from net investment income	(226,918)	(545,679)
Distributions to shareholders from net realized gain	-	(459,101)
Total distributions	(226,918)	(1,004,780)
Share transactions - net increase (decrease)	(1,212,134)	1,811,033
Total increase (decrease) in net assets	2,585,490	(12,333,153)

Net Assets
Beginning of period	15,781,634	28,114,787
End of period (including undistributed net investment income of $23,437 and undistributed net investment income of $55,576, respectively)	$ 18,367,124	$ 15,781,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

Six months ended July 31,

Years ended January 31,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52	$ 50.27
Income from Investment Operations
Net investment income (loss) D	.36	1.00	1.00	.96	.82	.79
Net realized and unrealized gain (loss)	7.24	(23.96)	(3.86)	8.30	5.14	2.93
Total from investment operations	7.60	(22.96)	(2.86)	9.26	5.96	3.72
Distributions from net investment income	(.42)	(.96)	(1.02)	(.94)	(.84)	(.81)
Distributions from net realized gain	-	(.85)	(3.20)	(3.50)	(2.13)	(1.66)
Total distributions	(.42)	(1.81)	(4.22)	(4.44)	(2.97)	(2.47)
Net asset value, end of period	$ 34.66	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52
Total Return B, C	27.95%	(45.16)%	(5.21)%	17.55%	11.87%	7.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.71%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.78% A	.71%	.66%	.68%	.69%	.70%
Expenses net of all reductions	.78% A	.71%	.66%	.67%	.67%	.69%
Net investment income (loss)	2.41% A	2.38%	1.68%	1.71%	1.57%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 16,580	$ 15,070	$ 28,115	$ 31,223	$ 26,042	$ 25,730
Portfolio turnover rate F	25% A	33%	23%	24%	19%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended July 31,

Year ended January 31,

2009

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.39	.61
Net realized and unrealized gain (loss)	7.24	(23.80)
Total from investment operations	7.63	(23.19)
Distributions from net investment income	(.45)	(.80)
Net asset value, end of period	$ 34.66	$ 27.48
Total Return B, C	28.08%	(45.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.53% A
Expenses net of fee waivers, if any	.55% A	.53% A
Expenses net of all reductions	.55% A	.53% A
Net investment income (loss)	2.65% A	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,786	$ 711
Portfolio turnover rate F	25% A	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended July 31, 2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 31.88
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	2.91
Total from investment operations	2.96
Distributions from net investment income	(.17)
Net asset value, end of period	$ 34.67
Total Return B, C	9.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	1.72% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate F	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Equity-Income, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After commencement of Class K, the Fund began offering conversion privileges between Equity-Income and Class K to eligible shareholders of Equity-Income. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have

Semiannual Report

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,327,823
Unrealized depreciation	(4,414,306)
Net unrealized appreciation (depreciation)	$ (1,086,483)

Cost for federal income tax purposes	$ 19,437,269

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,966,633 and $3,136,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 22,417.30
Class K	339.06
	$ 22,756

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 40,494.43%		$ 8

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,223.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $49,589. The weighted average interest rate was .83%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income's operating expenses. During the period, the reimbursement reduced the class' expense by $17.

Semiannual Report

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
From net investment income
Equity-Income	$ 211,775	$ 542,274
Class K	15,140	3,405
Class F	3	-
Total	$ 226,918	$ 545,679
From net realized gain
Equity-Income	$ -	$ 459,101

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009 A	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
Equity-Income
Shares sold	32,242	127,430	$ 943,693	$ 5,446,123
Conversion to Class K	(22,004)	(25,772)	(651,044)	(795,247)
Reinvestment of distributions	7,098	22,878	206,919	980,569
Shares redeemed	(87,377)	(114,182)	(2,482,788)	(4,618,938)
Net increase (decrease)	(70,041)	10,354	$ (1,983,220)	$ 1,012,507
Class K
Shares sold	6,616	970	$ 204,122	$ 29,347
Conversion from Equity-Income	22,006	25,776	651,044	795,247
Reinvestment of distributions	518	110	15,140	3,405
Shares redeemed	(3,491)	(975)	(99,768)	(29,473)
Net increase (decrease)	25,649	25,881	$ 770,538	$ 798,526

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009 A	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
Class F
Shares sold	18	-	$ 549	$ -
Reinvestment of distributions	-	-	3	-
Shares redeemed	-	-	(4)	-
Net increase (decrease)	18	-	$ 548	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 28, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Equity-Income (retail class), as well as the fund's relative investment performance for Fidelity Equity-Income (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Equity-Income (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008, and the fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Equity-Income (retail class) of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Equity-Income (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Equity-Income (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EQU-USAN-0909
1.789291.106

Fidelity®
Equity-Income Fund -
Class F

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009) for Equity-Income and Class K and for the entire period (June 26, 2009 to July 31, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value July 31, 2009	Expenses Paid During Period
Equity-Income	.78%
Actual		$ 1,000.00	$ 1,279.50	$ 4.41 B
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91 C
Class K	.55%
Actual		$ 1,000.00	$ 1,280.80	$ 3.11 B
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76 C
Class F	.45%
Actual		$ 1,000.00	$ 1,093.50	$ .46 B
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26 C

A 5% return per year before expenses

B Actual expenses are equal to each class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Equity-Income and Class K and multiplied by 36/365 (to reflect the period June 26, 2009 to July 31, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.2
AT&T, Inc.	3.4	4.1
Wells Fargo & Co.	3.1	2.6
Exxon Mobil Corp.	3.1	4.9
Bank of America Corp.	3.0	1.3
Chevron Corp.	2.9	3.8
Goldman Sachs Group, Inc.	1.7	0.8
Verizon Communications, Inc.	1.7	2.1
Pfizer, Inc.	1.6	1.9
Wyeth	1.6	1.6
	26.0
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	19.6
Energy	14.7	19.3
Consumer Discretionary	14.3	12.3
Information Technology	9.2	9.2
Industrials	9.2	9.5
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks and Investment Companies 96.1%		Stocks and Investment Companies 96.3%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 3.0%		Convertible Securities 2.4%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	11.2%	** Foreign investments	10.7%

Semiannual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.7%
Gentex Corp.	1,389,164	$ 20,796
Johnson Controls, Inc.	4,985,990	129,037
Magna International, Inc. Class A (sub. vtg.)	431,400	21,823
The Goodyear Tire & Rubber Co. (a)	7,809,000	132,909
		304,565
Automobiles - 0.7%
Fiat SpA (a)	3,298,000	36,570
Ford Motor Co. (a)	1,493,566	11,949
Harley-Davidson, Inc. (e)	3,564,050	80,548
Winnebago Industries, Inc.	487,426	5,128
		134,195
Diversified Consumer Services - 0.6%
H&R Block, Inc.	6,552,934	109,368
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp. unit	388,000	61,254
Starbucks Corp. (a)	4,724,100	83,617
		144,871
Household Durables - 1.9%
Black & Decker Corp.	1,114,329	41,899
Centex Corp.	3,164,600	34,526
KB Home	566,900	9,462
Lennar Corp. Class A	1,454,034	17,216
Newell Rubbermaid, Inc.	5,775,380	74,329
Pulte Homes, Inc.	2,569,449	29,215
The Stanley Works	958,435	38,481
Whirlpool Corp.	1,840,848	105,094
		350,222
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	3,432,566	22,861
Leisure Equipment & Products - 0.1%
Brunswick Corp.	3,531,000	25,353
Media - 2.8%
Ascent Media Corp. (a)	134,319	3,723
Belo Corp. Series A	3,229,986	9,270
CC Media Holdings, Inc. Class A (a)	2,159,142	2,159
Comcast Corp. Class A	7,500,755	111,461
DreamWorks Animation SKG, Inc. Class A (a)	113,213	3,567
Informa PLC	6,209,456	24,872
Interpublic Group of Companies, Inc. (a)	3,780,200	19,695
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)	684,808	$ 14,347
The Walt Disney Co.	4,749,485	119,307
Time Warner, Inc.	5,224,429	139,283
Viacom, Inc. Class B (non-vtg.) (a)	1,511,800	35,013
Virgin Media, Inc.	3,126,863	32,676
		515,373
Multiline Retail - 2.0%
Kohl's Corp. (a)	3,491,247	169,500
Macy's, Inc.	2,925,100	40,688
Target Corp.	3,323,200	144,958
Tuesday Morning Corp. (a)	1,513,113	7,021
		362,167
Specialty Retail - 2.7%
Home Depot, Inc.	7,837,400	203,302
Lowe's Companies, Inc.	3,398,122	76,322
OfficeMax, Inc.	1,415,127	13,175
RadioShack Corp.	1,246,800	19,338
Staples, Inc.	6,064,055	127,466
Tiffany & Co., Inc.	1,947,755	58,102
		497,705
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	2,337,100	7,385
TOTAL CONSUMER DISCRETIONARY		2,474,065
CONSUMER STAPLES - 5.9%
Beverages - 1.2%
Carlsberg AS Series B	1,466,389	101,737
The Coca-Cola Co.	2,521,953	125,694
		227,431
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	2,041,795	68,359
Wal-Mart Stores, Inc.	1,995,837	99,552
Walgreen Co.	1,240,000	38,502
Winn-Dixie Stores, Inc. (a)	1,485,086	21,044
		227,457
Food Products - 0.9%
Marine Harvest ASA (a)(e)	53,809,600	33,785
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	2,151,164	$ 88,531
Tyson Foods, Inc. Class A	4,172,473	47,691
		170,007
Household Products - 1.2%
Kimberly-Clark Corp.	1,600,900	93,573
Procter & Gamble Co.	2,161,017	119,958
		213,531
Personal Products - 0.5%
Avon Products, Inc.	2,959,300	95,822
Tobacco - 0.9%
Philip Morris International, Inc.	3,367,195	156,911
TOTAL CONSUMER STAPLES		1,091,159
ENERGY - 14.7%
Energy Equipment & Services - 2.7%
BJ Services Co.	2,248,672	31,886
Halliburton Co.	2,817,600	62,241
Nabors Industries Ltd. (a)	3,229,551	54,967
Noble Corp.	4,373,644	148,092
Pride International, Inc. (a)	1,390,500	34,860
Schlumberger Ltd.	3,043,963	162,852
		494,898
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	844,200	40,690
Apache Corp.	1,278,610	107,339
Chevron Corp.	7,546,095	524,227
ConocoPhillips	6,587,290	287,930
CONSOL Energy, Inc.	762,010	27,074
Devon Energy Corp.	724,500	42,086
EOG Resources, Inc.	1,555,900	115,183
Exxon Mobil Corp.	8,082,380	568,919
Marathon Oil Corp.	2,537,545	81,836
Occidental Petroleum Corp.	2,307,991	164,652
Peabody Energy Corp.	730,639	24,191
Reliance Industries Ltd. (a)	113,278	4,632
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	3,375,100	$ 177,665
Class B ADR	805,400	42,308
		2,208,732
TOTAL ENERGY		2,703,630
FINANCIALS - 24.4%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	8,066,949	220,550
Credit Suisse Group sponsored ADR	2,279,500	107,980
Goldman Sachs Group, Inc.	1,940,806	316,934
KKR Private Equity Investors, LP Restricted Depositary Units (a)(g)	1,714,600	11,659
Morgan Stanley	8,449,783	240,819
State Street Corp.	1,254,320	63,092
UBS AG:
(For. Reg.) (a)	2,188,500	32,039
(NY Shares) (a)	3,824,500	56,373
		1,049,446
Commercial Banks - 6.1%
Associated Banc-Corp.	3,960,222	42,929
Comerica, Inc.	1,980,500	47,215
Huntington Bancshares, Inc.	2,631,700	10,764
KeyCorp	10,771,400	62,259
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	12,168,775	75,446
PNC Financial Services Group, Inc.	4,423,309	162,159
Sterling Financial Corp., Washington (e)	2,430,424	6,781
SunTrust Banks, Inc.	1,411,300	27,520
U.S. Bancorp, Delaware	5,642,702	115,168
Wells Fargo & Co.	23,367,985	571,581
		1,121,822
Consumer Finance - 1.2%
Capital One Financial Corp.	2,976,400	91,375
Discover Financial Services	8,563,961	101,740
Promise Co. Ltd.	1,134,050	11,951
SLM Corp. (a)	3,039,268	27,019
		232,085
Diversified Financial Services - 7.4%
Bank of America Corp.	37,316,588	551,912
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. (e)	24,108,752	$ 76,425
CME Group, Inc.	53,466	14,908
JPMorgan Chase & Co.	18,352,149	709,308
		1,352,553
Insurance - 2.7%
ACE Ltd.	2,267,001	111,219
Hartford Financial Services Group, Inc.	2,057,600	33,930
Lincoln National Corp.	1,128,600	23,915
MBIA, Inc. (a)	1,385,303	5,804
MetLife, Inc.	1,711,280	58,098
Montpelier Re Holdings Ltd.	3,835,478	60,140
PartnerRe Ltd.	1,130,226	77,522
The Travelers Companies, Inc.	2,429,540	104,640
XL Capital Ltd. Class A	1,935,398	27,250
		502,518
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	931,900	15,703
Developers Diversified Realty Corp.	1,599,547	8,973
HCP, Inc.	1,961,300	50,523
Senior Housing Properties Trust (SBI)	1,657,268	30,925
		106,124
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	7,334,751	79,949
Indiabulls Real Estate Ltd.	1,102,263	5,677
		85,626
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (e)	2,977,482	32,574
Washington Mutual, Inc.	1,631,300	153
		32,727
TOTAL FINANCIALS		4,482,901
HEALTH CARE - 8.3%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,929,478	120,226
Biogen Idec, Inc. (a)	339,500	16,143
		136,369
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	113,300	6,387
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	7,103,738	$ 76,294
Covidien PLC	1,775,790	67,143
		149,824
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	906,199	9,705
CIGNA Corp.	735,900	20,900
Fresenius Medical Care AG & Co. KGaA	565,800	25,982
		56,587
Pharmaceuticals - 6.4%
Abbott Laboratories	1,132,400	50,947
Bristol-Myers Squibb Co.	2,483,400	53,989
Johnson & Johnson	3,346,771	203,785
Merck & Co., Inc.	4,837,500	145,173
Pfizer, Inc.	18,800,400	299,490
Schering-Plough Corp.	4,621,640	122,520
Wyeth	6,356,700	295,904
		1,171,808
TOTAL HEALTH CARE		1,514,588
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.5%
General Dynamics Corp.	584,200	32,359
Honeywell International, Inc.	5,127,150	177,912
Spirit AeroSystems Holdings, Inc. Class A (a)	2,637,318	34,312
The Boeing Co.	1,719,016	73,763
United Technologies Corp.	2,672,060	145,547
		463,893
Building Products - 0.3%
Masco Corp.	4,327,747	60,286
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	675,052	17,956
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	1,411,500	46,509
Rockwell Automation, Inc.	338,600	14,021
		60,530
Industrial Conglomerates - 2.9%
General Electric Co.	14,527,663	194,671
Koninklijke Philips Electronics NV (NY Shares)	622,425	14,166
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Rheinmetall AG	1,210,567	$ 58,938
Siemens AG sponsored ADR	1,779,600	141,443
Textron, Inc.	4,552,400	61,184
Tyco International Ltd.	2,128,290	64,317
		534,719
Machinery - 2.4%
Briggs & Stratton Corp. (f)	3,687,785	63,319
Caterpillar, Inc.	340,400	14,998
Cummins, Inc.	1,422,400	61,177
Danaher Corp.	1,015,100	62,165
Eaton Corp.	1,339,100	69,526
Illinois Tool Works, Inc.	841,717	34,132
Ingersoll-Rand Co. Ltd.	2,051,792	59,256
Kennametal, Inc.	1,889,209	40,278
Vallourec SA (e)	197,600	25,994
		430,845
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	309,500	24,324
CSX Corp.	620,300	24,886
Union Pacific Corp.	908,400	52,251
		101,461
TOTAL INDUSTRIALS		1,669,690
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	7,360,720	162,009
Motorola, Inc.	7,292,070	52,211
		214,220
Computers & Peripherals - 1.5%
Dell, Inc. (a)	1,694,600	22,674
Hewlett-Packard Co.	3,921,507	169,801
International Business Machines Corp.	680,400	80,240
		272,715
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	2,894,200	74,584
Avnet, Inc. (a)	3,546,891	86,544
Tyco Electronics Ltd.	4,059,090	87,149
		248,277
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
MoneyGram International, Inc. (a)	2,437,904	$ 5,461
Office Electronics - 0.2%
Xerox Corp.	3,869,898	31,694
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	2,969,300	81,270
Applied Materials, Inc.	7,126,200	98,342
Atmel Corp. (a)	2,613,756	10,899
Intel Corp.	11,715,860	225,530
Micron Technology, Inc. (a)	5,111,800	32,664
National Semiconductor Corp.	5,811,662	87,524
Novellus Systems, Inc. (a)	2,451,327	47,972
Teradyne, Inc. (a)	5,682,400	44,777
Varian Semiconductor Equipment Associates, Inc. (a)	1,013,700	32,479
		661,457
Software - 1.0%
Microsoft Corp.	4,855,727	114,207
Oracle Corp.	2,981,892	65,989
		180,196
TOTAL INFORMATION TECHNOLOGY		1,614,020
MATERIALS - 1.6%
Chemicals - 1.0%
Celanese Corp. Class A	1,413,700	36,332
Dow Chemical Co.	1,469,700	31,114
E.I. du Pont de Nemours & Co.	2,740,400	84,761
H.B. Fuller Co.	1,303,423	26,277
		178,484
Metals & Mining - 0.6%
Alcoa, Inc.	4,230,421	49,750
Commercial Metals Co.	493,345	8,160
Freeport-McMoRan Copper & Gold, Inc.	282,200	17,017
Nucor Corp.	854,900	38,017
		112,944
TOTAL MATERIALS		291,428
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	23,648,350	$ 620,296
Qwest Communications International, Inc.	26,118,600	100,818
Verizon Communications, Inc.	9,862,349	316,286
		1,037,400
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	12,743,503	50,974
Vodafone Group PLC sponsored ADR	3,021,625	62,185
		113,159
TOTAL TELECOMMUNICATION SERVICES		1,150,559
UTILITIES - 3.5%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	3,642,403	91,825
American Electric Power Co., Inc.	1,241,000	38,421
Entergy Corp.	1,291,900	103,778
Exelon Corp.	2,006,800	102,066
FirstEnergy Corp.	848,800	34,971
Southern Co.	337,900	10,610
		381,671
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	7,895,427	100,983
Constellation Energy Group, Inc.	1,297,394	37,235
		138,218
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	1,169,345	37,945
Wisconsin Energy Corp.	2,157,100	92,691
		130,636
TOTAL UTILITIES		650,525
TOTAL COMMON STOCKS (Cost $18,437,956)		17,642,565
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series C, 6.25%	1,596,800	5,429
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.6%
Capital Markets - 0.3%
Legg Mason, Inc. 7.00%	1,846,900	$ 56,868
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	18,902
Wells Fargo & Co. 7.50%	9,600	8,064
		26,966
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	83,400	351
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	804,450	6,379
Assured Guaranty Ltd. 8.50% (a)	225,100	13,668
		20,047
TOTAL FINANCIALS		104,232
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	260,400	60,723
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Corp. 4.25%	384,300	12,697
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	60,076
TOTAL MATERIALS		72,773
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $349,181)		243,157
Corporate Bonds - 1.8%
	Principal Amount (000s)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
Johnson Controls, Inc. 6.5% 9/30/12	$ 11,740	28,060
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	4,350	7,545
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	$ 5,000	$ 8,314
Media - 0.6%
Liberty Media Corp.:
3.5% 1/15/31	7,095	4,121
4% 11/15/29 (g)	13,232	5,425
3.5% 1/15/31 (g)	20,122	11,686
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	35,681
0% 2/28/21	16,370	10,149
Virgin Media, Inc. 6.5% 11/15/16 (g)	49,396	43,508
		110,570
TOTAL CONSUMER DISCRETIONARY		154,489
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	36,072	21,057
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (g)	20,550	7,809
4.5% 6/30/21	3,320	1,262
		9,071
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	6,510	8,096
TOTAL INDUSTRIALS		17,167
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	34,770	21,036
6% 5/1/15	17,310	10,473
Intel Corp. 3.25% 8/1/39 (g)	28,290	28,573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 6/1/14	$ 7,430	$ 5,287
4.25% 10/15/13	6,330	9,060
		74,429
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	11,060	21,871
ArcelorMittal SA 5% 5/15/14	9,070	12,566
United States Steel Corp. 4% 5/15/14	15,120	21,867
		56,304
TOTAL CONVERTIBLE BONDS		323,446
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	14,078
TOTAL CORPORATE BONDS (Cost $353,263)		337,524
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.37% (b)	48,818,054	48,818
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	78,722,300	78,722
TOTAL MONEY MARKET FUNDS (Cost $127,540)		127,540
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $19,267,940)		18,350,786
NET OTHER ASSETS - 0.1%		16,338
NET ASSETS - 100%		$ 18,367,124
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,434,000 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 166
Fidelity Securities Lending Cash Central Fund	5,223
Total	$ 5,389
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 54,542	$ -	$ -	$ 1,217	$ 63,319
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financal Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,479,494	$ 2,412,811	$ 66,683	$ -
Consumer Staples	1,091,159	1,091,159	-	-
Energy	2,703,630	2,703,630	-	-
Financials	4,587,133	4,477,828	109,305	-
Health Care	1,575,311	1,514,588	60,723	-
Industrials	1,669,690	1,669,690	-	-
Information Technology	1,614,020	1,614,020	-	-
Materials	364,201	291,428	72,773	-
Telecommunication Services	1,150,559	1,150,559	-	-
Utilities	650,525	650,525	-	-
Corporate Bonds	337,524	-	337,524	-
Money Market Funds	127,540	127,540	-	-
Total Investments in Securities:	$ 18,350,786	$ 17,703,778	$ 647,008	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 33,174
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	28,080
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(61,254)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Switzerland	3.8%
United Kingdom	1.7%
Germany	1.2%
Bermuda	1.0%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $1,570,568,000 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $736,770,000 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $77,852 - See accompanying schedule: Unaffiliated issuers (cost $19,033,623)	$ 18,159,927
Fidelity Central Funds (cost $127,540)	127,540
Other affiliated issuers (cost $106,777)	63,319
Total Investments (cost $19,267,940)		$ 18,350,786
Receivable for investments sold		60,641
Receivable for fund shares sold		22,784
Dividends receivable		33,416
Interest receivable		2,920
Distributions receivable from Fidelity Central Funds		797
Prepaid expenses		85
Other receivables		461
Total assets		18,471,890

Liabilities
Payable for investments purchased	$ 128
Payable for fund shares redeemed	14,687
Accrued management fee	6,600
Other affiliated payables	3,901
Other payables and accrued expenses	728
Collateral on securities loaned, at value	78,722
Total liabilities		104,766

Net Assets		$ 18,367,124
Net Assets consist of:
Paid in capital		$ 22,932,746
Undistributed net investment income		23,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,671,779)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(917,280)
Net Assets		$ 18,367,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Equity-Income: Net Asset Value, offering price and redemption price per share ($16,580,397 ÷ 478,351.180 shares)	$ 34.66

Class K: Net Asset Value, offering price and redemption price per share ($1,786,118 ÷ 51,529.968 shares)	$ 34.66

Class F: Net Asset Value, offering price and redemption price per share ($609 ÷ 17.565 shares)	$ 34.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2009

Investment Income
Dividends (including $1,217 earned from other affiliated issuers)		$ 242,005
Interest		8,823
Income from Fidelity Central Funds		5,389
Total income		256,217

Expenses
Management fee	$ 37,204
Transfer agent fees	22,756
Accounting and security lending fees	852
Custodian fees and expenses	131
Independent trustees' compensation	65
Registration fees	77
Audit	105
Legal	44
Interest	12
Miscellaneous	222
Total expenses before reductions	61,468
Expense reductions	(30)	61,438
Net investment income (loss)		194,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,161,086)
Foreign currency transactions	(194)
Total net realized gain (loss)		(1,161,280)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $169)	4,990,985
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		4,991,043
Net gain (loss)		3,829,763
Net increase (decrease) in net assets resulting from operations		$ 4,024,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2009	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,779	$ 567,215
Net realized gain (loss)	(1,161,280)	(2,481,713)
Change in net unrealized appreciation (depreciation)	4,991,043	(11,224,908)
Net increase (decrease) in net assets resulting from operations	4,024,542	(13,139,406)
Distributions to shareholders from net investment income	(226,918)	(545,679)
Distributions to shareholders from net realized gain	-	(459,101)
Total distributions	(226,918)	(1,004,780)
Share transactions - net increase (decrease)	(1,212,134)	1,811,033
Total increase (decrease) in net assets	2,585,490	(12,333,153)

Net Assets
Beginning of period	15,781,634	28,114,787
End of period (including undistributed net investment income of $23,437 and undistributed net investment income of $55,576, respectively)	$ 18,367,124	$ 15,781,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

Six months ended July 31,

Years ended January 31,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52	$ 50.27
Income from Investment Operations
Net investment income (loss) D	.36	1.00	1.00	.96	.82	.79
Net realized and unrealized gain (loss)	7.24	(23.96)	(3.86)	8.30	5.14	2.93
Total from investment operations	7.60	(22.96)	(2.86)	9.26	5.96	3.72
Distributions from net investment income	(.42)	(.96)	(1.02)	(.94)	(.84)	(.81)
Distributions from net realized gain	-	(.85)	(3.20)	(3.50)	(2.13)	(1.66)
Total distributions	(.42)	(1.81)	(4.22)	(4.44)	(2.97)	(2.47)
Net asset value, end of period	$ 34.66	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52
Total Return B, C	27.95%	(45.16)%	(5.21)%	17.55%	11.87%	7.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.71%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.78% A	.71%	.66%	.68%	.69%	.70%
Expenses net of all reductions	.78% A	.71%	.66%	.67%	.67%	.69%
Net investment income (loss)	2.41% A	2.38%	1.68%	1.71%	1.57%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 16,580	$ 15,070	$ 28,115	$ 31,223	$ 26,042	$ 25,730
Portfolio turnover rate F	25% A	33%	23%	24%	19%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended July 31,

Year ended January 31,

2009

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.39	.61
Net realized and unrealized gain (loss)	7.24	(23.80)
Total from investment operations	7.63	(23.19)
Distributions from net investment income	(.45)	(.80)
Net asset value, end of period	$ 34.66	$ 27.48
Total Return B, C	28.08%	(45.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.53% A
Expenses net of fee waivers, if any	.55% A	.53% A
Expenses net of all reductions	.55% A	.53% A
Net investment income (loss)	2.65% A	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,786	$ 711
Portfolio turnover rate F	25% A	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended July 31, 2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 31.88
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	2.91
Total from investment operations	2.96
Distributions from net investment income	(.17)
Net asset value, end of period	$ 34.67
Total Return B, C	9.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	1.72% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate F	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Equity-Income, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After commencement of Class K, the Fund began offering conversion privileges between Equity-Income and Class K to eligible shareholders of Equity-Income. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have

Semiannual Report

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,327,823
Unrealized depreciation	(4,414,306)
Net unrealized appreciation (depreciation)	$ (1,086,483)

Cost for federal income tax purposes	$ 19,437,269

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,966,633 and $3,136,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 22,417.30
Class K	339.06
	$ 22,756

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 40,494.43%		$ 8

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,223.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $49,589. The weighted average interest rate was .83%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income's operating expenses. During the period, the reimbursement reduced the class' expense by $17.

Semiannual Report

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
From net investment income
Equity-Income	$ 211,775	$ 542,274
Class K	15,140	3,405
Class F	3	-
Total	$ 226,918	$ 545,679
From net realized gain
Equity-Income	$ -	$ 459,101

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009 A	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
Equity-Income
Shares sold	32,242	127,430	$ 943,693	$ 5,446,123
Conversion to Class K	(22,004)	(25,772)	(651,044)	(795,247)
Reinvestment of distributions	7,098	22,878	206,919	980,569
Shares redeemed	(87,377)	(114,182)	(2,482,788)	(4,618,938)
Net increase (decrease)	(70,041)	10,354	$ (1,983,220)	$ 1,012,507
Class K
Shares sold	6,616	970	$ 204,122	$ 29,347
Conversion from Equity-Income	22,006	25,776	651,044	795,247
Reinvestment of distributions	518	110	15,140	3,405
Shares redeemed	(3,491)	(975)	(99,768)	(29,473)
Net increase (decrease)	25,649	25,881	$ 770,538	$ 798,526

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009 A	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
Class F
Shares sold	18	-	$ 549	$ -
Reinvestment of distributions	-	-	3	-
Shares redeemed	-	-	(4)	-
Net increase (decrease)	18	-	$ 548	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 28, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Equity-Income (retail class), as well as the fund's relative investment performance for Fidelity Equity-Income (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Equity-Income (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008, and the fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Equity-Income (retail class) of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Equity-Income (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Equity-Income (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EQU-F-SANN-0909
1.891719.100

Fidelity®
Equity-Income Fund -
Class K

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009) for Equity-Income and Class K and for the entire period (June 26, 2009 to July 31, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value July 31, 2009	Expenses Paid During Period
Equity-Income	.78%
Actual		$ 1,000.00	$ 1,279.50	$ 4.41 B
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91 C
Class K	.55%
Actual		$ 1,000.00	$ 1,280.80	$ 3.11 B
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76 C
Class F	.45%
Actual		$ 1,000.00	$ 1,093.50	$ .46 B
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26 C

A 5% return per year before expenses

B Actual expenses are equal to each class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Equity-Income and Class K and multiplied by 36/365 (to reflect the period June 26, 2009 to July 31, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.2
AT&T, Inc.	3.4	4.1
Wells Fargo & Co.	3.1	2.6
Exxon Mobil Corp.	3.1	4.9
Bank of America Corp.	3.0	1.3
Chevron Corp.	2.9	3.8
Goldman Sachs Group, Inc.	1.7	0.8
Verizon Communications, Inc.	1.7	2.1
Pfizer, Inc.	1.6	1.9
Wyeth	1.6	1.6
	26.0
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	19.6
Energy	14.7	19.3
Consumer Discretionary	14.3	12.3
Information Technology	9.2	9.2
Industrials	9.2	9.5
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks and Investment Companies 96.1%		Stocks and Investment Companies 96.3%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 3.0%		Convertible Securities 2.4%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	11.2%	** Foreign investments	10.7%

Semiannual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.7%
Gentex Corp.	1,389,164	$ 20,796
Johnson Controls, Inc.	4,985,990	129,037
Magna International, Inc. Class A (sub. vtg.)	431,400	21,823
The Goodyear Tire & Rubber Co. (a)	7,809,000	132,909
		304,565
Automobiles - 0.7%
Fiat SpA (a)	3,298,000	36,570
Ford Motor Co. (a)	1,493,566	11,949
Harley-Davidson, Inc. (e)	3,564,050	80,548
Winnebago Industries, Inc.	487,426	5,128
		134,195
Diversified Consumer Services - 0.6%
H&R Block, Inc.	6,552,934	109,368
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp. unit	388,000	61,254
Starbucks Corp. (a)	4,724,100	83,617
		144,871
Household Durables - 1.9%
Black & Decker Corp.	1,114,329	41,899
Centex Corp.	3,164,600	34,526
KB Home	566,900	9,462
Lennar Corp. Class A	1,454,034	17,216
Newell Rubbermaid, Inc.	5,775,380	74,329
Pulte Homes, Inc.	2,569,449	29,215
The Stanley Works	958,435	38,481
Whirlpool Corp.	1,840,848	105,094
		350,222
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	3,432,566	22,861
Leisure Equipment & Products - 0.1%
Brunswick Corp.	3,531,000	25,353
Media - 2.8%
Ascent Media Corp. (a)	134,319	3,723
Belo Corp. Series A	3,229,986	9,270
CC Media Holdings, Inc. Class A (a)	2,159,142	2,159
Comcast Corp. Class A	7,500,755	111,461
DreamWorks Animation SKG, Inc. Class A (a)	113,213	3,567
Informa PLC	6,209,456	24,872
Interpublic Group of Companies, Inc. (a)	3,780,200	19,695
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)	684,808	$ 14,347
The Walt Disney Co.	4,749,485	119,307
Time Warner, Inc.	5,224,429	139,283
Viacom, Inc. Class B (non-vtg.) (a)	1,511,800	35,013
Virgin Media, Inc.	3,126,863	32,676
		515,373
Multiline Retail - 2.0%
Kohl's Corp. (a)	3,491,247	169,500
Macy's, Inc.	2,925,100	40,688
Target Corp.	3,323,200	144,958
Tuesday Morning Corp. (a)	1,513,113	7,021
		362,167
Specialty Retail - 2.7%
Home Depot, Inc.	7,837,400	203,302
Lowe's Companies, Inc.	3,398,122	76,322
OfficeMax, Inc.	1,415,127	13,175
RadioShack Corp.	1,246,800	19,338
Staples, Inc.	6,064,055	127,466
Tiffany & Co., Inc.	1,947,755	58,102
		497,705
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	2,337,100	7,385
TOTAL CONSUMER DISCRETIONARY		2,474,065
CONSUMER STAPLES - 5.9%
Beverages - 1.2%
Carlsberg AS Series B	1,466,389	101,737
The Coca-Cola Co.	2,521,953	125,694
		227,431
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	2,041,795	68,359
Wal-Mart Stores, Inc.	1,995,837	99,552
Walgreen Co.	1,240,000	38,502
Winn-Dixie Stores, Inc. (a)	1,485,086	21,044
		227,457
Food Products - 0.9%
Marine Harvest ASA (a)(e)	53,809,600	33,785
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	2,151,164	$ 88,531
Tyson Foods, Inc. Class A	4,172,473	47,691
		170,007
Household Products - 1.2%
Kimberly-Clark Corp.	1,600,900	93,573
Procter & Gamble Co.	2,161,017	119,958
		213,531
Personal Products - 0.5%
Avon Products, Inc.	2,959,300	95,822
Tobacco - 0.9%
Philip Morris International, Inc.	3,367,195	156,911
TOTAL CONSUMER STAPLES		1,091,159
ENERGY - 14.7%
Energy Equipment & Services - 2.7%
BJ Services Co.	2,248,672	31,886
Halliburton Co.	2,817,600	62,241
Nabors Industries Ltd. (a)	3,229,551	54,967
Noble Corp.	4,373,644	148,092
Pride International, Inc. (a)	1,390,500	34,860
Schlumberger Ltd.	3,043,963	162,852
		494,898
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	844,200	40,690
Apache Corp.	1,278,610	107,339
Chevron Corp.	7,546,095	524,227
ConocoPhillips	6,587,290	287,930
CONSOL Energy, Inc.	762,010	27,074
Devon Energy Corp.	724,500	42,086
EOG Resources, Inc.	1,555,900	115,183
Exxon Mobil Corp.	8,082,380	568,919
Marathon Oil Corp.	2,537,545	81,836
Occidental Petroleum Corp.	2,307,991	164,652
Peabody Energy Corp.	730,639	24,191
Reliance Industries Ltd. (a)	113,278	4,632
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	3,375,100	$ 177,665
Class B ADR	805,400	42,308
		2,208,732
TOTAL ENERGY		2,703,630
FINANCIALS - 24.4%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	8,066,949	220,550
Credit Suisse Group sponsored ADR	2,279,500	107,980
Goldman Sachs Group, Inc.	1,940,806	316,934
KKR Private Equity Investors, LP Restricted Depositary Units (a)(g)	1,714,600	11,659
Morgan Stanley	8,449,783	240,819
State Street Corp.	1,254,320	63,092
UBS AG:
(For. Reg.) (a)	2,188,500	32,039
(NY Shares) (a)	3,824,500	56,373
		1,049,446
Commercial Banks - 6.1%
Associated Banc-Corp.	3,960,222	42,929
Comerica, Inc.	1,980,500	47,215
Huntington Bancshares, Inc.	2,631,700	10,764
KeyCorp	10,771,400	62,259
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	12,168,775	75,446
PNC Financial Services Group, Inc.	4,423,309	162,159
Sterling Financial Corp., Washington (e)	2,430,424	6,781
SunTrust Banks, Inc.	1,411,300	27,520
U.S. Bancorp, Delaware	5,642,702	115,168
Wells Fargo & Co.	23,367,985	571,581
		1,121,822
Consumer Finance - 1.2%
Capital One Financial Corp.	2,976,400	91,375
Discover Financial Services	8,563,961	101,740
Promise Co. Ltd.	1,134,050	11,951
SLM Corp. (a)	3,039,268	27,019
		232,085
Diversified Financial Services - 7.4%
Bank of America Corp.	37,316,588	551,912
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. (e)	24,108,752	$ 76,425
CME Group, Inc.	53,466	14,908
JPMorgan Chase & Co.	18,352,149	709,308
		1,352,553
Insurance - 2.7%
ACE Ltd.	2,267,001	111,219
Hartford Financial Services Group, Inc.	2,057,600	33,930
Lincoln National Corp.	1,128,600	23,915
MBIA, Inc. (a)	1,385,303	5,804
MetLife, Inc.	1,711,280	58,098
Montpelier Re Holdings Ltd.	3,835,478	60,140
PartnerRe Ltd.	1,130,226	77,522
The Travelers Companies, Inc.	2,429,540	104,640
XL Capital Ltd. Class A	1,935,398	27,250
		502,518
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	931,900	15,703
Developers Diversified Realty Corp.	1,599,547	8,973
HCP, Inc.	1,961,300	50,523
Senior Housing Properties Trust (SBI)	1,657,268	30,925
		106,124
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	7,334,751	79,949
Indiabulls Real Estate Ltd.	1,102,263	5,677
		85,626
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (e)	2,977,482	32,574
Washington Mutual, Inc.	1,631,300	153
		32,727
TOTAL FINANCIALS		4,482,901
HEALTH CARE - 8.3%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,929,478	120,226
Biogen Idec, Inc. (a)	339,500	16,143
		136,369
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	113,300	6,387
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	7,103,738	$ 76,294
Covidien PLC	1,775,790	67,143
		149,824
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	906,199	9,705
CIGNA Corp.	735,900	20,900
Fresenius Medical Care AG & Co. KGaA	565,800	25,982
		56,587
Pharmaceuticals - 6.4%
Abbott Laboratories	1,132,400	50,947
Bristol-Myers Squibb Co.	2,483,400	53,989
Johnson & Johnson	3,346,771	203,785
Merck & Co., Inc.	4,837,500	145,173
Pfizer, Inc.	18,800,400	299,490
Schering-Plough Corp.	4,621,640	122,520
Wyeth	6,356,700	295,904
		1,171,808
TOTAL HEALTH CARE		1,514,588
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.5%
General Dynamics Corp.	584,200	32,359
Honeywell International, Inc.	5,127,150	177,912
Spirit AeroSystems Holdings, Inc. Class A (a)	2,637,318	34,312
The Boeing Co.	1,719,016	73,763
United Technologies Corp.	2,672,060	145,547
		463,893
Building Products - 0.3%
Masco Corp.	4,327,747	60,286
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	675,052	17,956
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	1,411,500	46,509
Rockwell Automation, Inc.	338,600	14,021
		60,530
Industrial Conglomerates - 2.9%
General Electric Co.	14,527,663	194,671
Koninklijke Philips Electronics NV (NY Shares)	622,425	14,166
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Rheinmetall AG	1,210,567	$ 58,938
Siemens AG sponsored ADR	1,779,600	141,443
Textron, Inc.	4,552,400	61,184
Tyco International Ltd.	2,128,290	64,317
		534,719
Machinery - 2.4%
Briggs & Stratton Corp. (f)	3,687,785	63,319
Caterpillar, Inc.	340,400	14,998
Cummins, Inc.	1,422,400	61,177
Danaher Corp.	1,015,100	62,165
Eaton Corp.	1,339,100	69,526
Illinois Tool Works, Inc.	841,717	34,132
Ingersoll-Rand Co. Ltd.	2,051,792	59,256
Kennametal, Inc.	1,889,209	40,278
Vallourec SA (e)	197,600	25,994
		430,845
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	309,500	24,324
CSX Corp.	620,300	24,886
Union Pacific Corp.	908,400	52,251
		101,461
TOTAL INDUSTRIALS		1,669,690
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	7,360,720	162,009
Motorola, Inc.	7,292,070	52,211
		214,220
Computers & Peripherals - 1.5%
Dell, Inc. (a)	1,694,600	22,674
Hewlett-Packard Co.	3,921,507	169,801
International Business Machines Corp.	680,400	80,240
		272,715
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	2,894,200	74,584
Avnet, Inc. (a)	3,546,891	86,544
Tyco Electronics Ltd.	4,059,090	87,149
		248,277
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
MoneyGram International, Inc. (a)	2,437,904	$ 5,461
Office Electronics - 0.2%
Xerox Corp.	3,869,898	31,694
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	2,969,300	81,270
Applied Materials, Inc.	7,126,200	98,342
Atmel Corp. (a)	2,613,756	10,899
Intel Corp.	11,715,860	225,530
Micron Technology, Inc. (a)	5,111,800	32,664
National Semiconductor Corp.	5,811,662	87,524
Novellus Systems, Inc. (a)	2,451,327	47,972
Teradyne, Inc. (a)	5,682,400	44,777
Varian Semiconductor Equipment Associates, Inc. (a)	1,013,700	32,479
		661,457
Software - 1.0%
Microsoft Corp.	4,855,727	114,207
Oracle Corp.	2,981,892	65,989
		180,196
TOTAL INFORMATION TECHNOLOGY		1,614,020
MATERIALS - 1.6%
Chemicals - 1.0%
Celanese Corp. Class A	1,413,700	36,332
Dow Chemical Co.	1,469,700	31,114
E.I. du Pont de Nemours & Co.	2,740,400	84,761
H.B. Fuller Co.	1,303,423	26,277
		178,484
Metals & Mining - 0.6%
Alcoa, Inc.	4,230,421	49,750
Commercial Metals Co.	493,345	8,160
Freeport-McMoRan Copper & Gold, Inc.	282,200	17,017
Nucor Corp.	854,900	38,017
		112,944
TOTAL MATERIALS		291,428
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	23,648,350	$ 620,296
Qwest Communications International, Inc.	26,118,600	100,818
Verizon Communications, Inc.	9,862,349	316,286
		1,037,400
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	12,743,503	50,974
Vodafone Group PLC sponsored ADR	3,021,625	62,185
		113,159
TOTAL TELECOMMUNICATION SERVICES		1,150,559
UTILITIES - 3.5%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	3,642,403	91,825
American Electric Power Co., Inc.	1,241,000	38,421
Entergy Corp.	1,291,900	103,778
Exelon Corp.	2,006,800	102,066
FirstEnergy Corp.	848,800	34,971
Southern Co.	337,900	10,610
		381,671
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	7,895,427	100,983
Constellation Energy Group, Inc.	1,297,394	37,235
		138,218
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	1,169,345	37,945
Wisconsin Energy Corp.	2,157,100	92,691
		130,636
TOTAL UTILITIES		650,525
TOTAL COMMON STOCKS (Cost $18,437,956)		17,642,565
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series C, 6.25%	1,596,800	5,429
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.6%
Capital Markets - 0.3%
Legg Mason, Inc. 7.00%	1,846,900	$ 56,868
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	18,902
Wells Fargo & Co. 7.50%	9,600	8,064
		26,966
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	83,400	351
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	804,450	6,379
Assured Guaranty Ltd. 8.50% (a)	225,100	13,668
		20,047
TOTAL FINANCIALS		104,232
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	260,400	60,723
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Corp. 4.25%	384,300	12,697
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	60,076
TOTAL MATERIALS		72,773
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $349,181)		243,157
Corporate Bonds - 1.8%
	Principal Amount (000s)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
Johnson Controls, Inc. 6.5% 9/30/12	$ 11,740	28,060
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	4,350	7,545
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	$ 5,000	$ 8,314
Media - 0.6%
Liberty Media Corp.:
3.5% 1/15/31	7,095	4,121
4% 11/15/29 (g)	13,232	5,425
3.5% 1/15/31 (g)	20,122	11,686
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	35,681
0% 2/28/21	16,370	10,149
Virgin Media, Inc. 6.5% 11/15/16 (g)	49,396	43,508
		110,570
TOTAL CONSUMER DISCRETIONARY		154,489
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	36,072	21,057
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (g)	20,550	7,809
4.5% 6/30/21	3,320	1,262
		9,071
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	6,510	8,096
TOTAL INDUSTRIALS		17,167
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	34,770	21,036
6% 5/1/15	17,310	10,473
Intel Corp. 3.25% 8/1/39 (g)	28,290	28,573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 6/1/14	$ 7,430	$ 5,287
4.25% 10/15/13	6,330	9,060
		74,429
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	11,060	21,871
ArcelorMittal SA 5% 5/15/14	9,070	12,566
United States Steel Corp. 4% 5/15/14	15,120	21,867
		56,304
TOTAL CONVERTIBLE BONDS		323,446
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	14,078
TOTAL CORPORATE BONDS (Cost $353,263)		337,524
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.37% (b)	48,818,054	48,818
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	78,722,300	78,722
TOTAL MONEY MARKET FUNDS (Cost $127,540)		127,540
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $19,267,940)		18,350,786
NET OTHER ASSETS - 0.1%		16,338
NET ASSETS - 100%		$ 18,367,124
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,434,000 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 166
Fidelity Securities Lending Cash Central Fund	5,223
Total	$ 5,389
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 54,542	$ -	$ -	$ 1,217	$ 63,319
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financal Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,479,494	$ 2,412,811	$ 66,683	$ -
Consumer Staples	1,091,159	1,091,159	-	-
Energy	2,703,630	2,703,630	-	-
Financials	4,587,133	4,477,828	109,305	-
Health Care	1,575,311	1,514,588	60,723	-
Industrials	1,669,690	1,669,690	-	-
Information Technology	1,614,020	1,614,020	-	-
Materials	364,201	291,428	72,773	-
Telecommunication Services	1,150,559	1,150,559	-	-
Utilities	650,525	650,525	-	-
Corporate Bonds	337,524	-	337,524	-
Money Market Funds	127,540	127,540	-	-
Total Investments in Securities:	$ 18,350,786	$ 17,703,778	$ 647,008	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 33,174
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	28,080
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(61,254)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Switzerland	3.8%
United Kingdom	1.7%
Germany	1.2%
Bermuda	1.0%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $1,570,568,000 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $736,770,000 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $77,852 - See accompanying schedule: Unaffiliated issuers (cost $19,033,623)	$ 18,159,927
Fidelity Central Funds (cost $127,540)	127,540
Other affiliated issuers (cost $106,777)	63,319
Total Investments (cost $19,267,940)		$ 18,350,786
Receivable for investments sold		60,641
Receivable for fund shares sold		22,784
Dividends receivable		33,416
Interest receivable		2,920
Distributions receivable from Fidelity Central Funds		797
Prepaid expenses		85
Other receivables		461
Total assets		18,471,890

Liabilities
Payable for investments purchased	$ 128
Payable for fund shares redeemed	14,687
Accrued management fee	6,600
Other affiliated payables	3,901
Other payables and accrued expenses	728
Collateral on securities loaned, at value	78,722
Total liabilities		104,766

Net Assets		$ 18,367,124
Net Assets consist of:
Paid in capital		$ 22,932,746
Undistributed net investment income		23,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,671,779)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(917,280)
Net Assets		$ 18,367,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Equity-Income: Net Asset Value, offering price and redemption price per share ($16,580,397 ÷ 478,351.180 shares)	$ 34.66

Class K: Net Asset Value, offering price and redemption price per share ($1,786,118 ÷ 51,529.968 shares)	$ 34.66

Class F: Net Asset Value, offering price and redemption price per share ($609 ÷ 17.565 shares)	$ 34.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2009

Investment Income
Dividends (including $1,217 earned from other affiliated issuers)		$ 242,005
Interest		8,823
Income from Fidelity Central Funds		5,389
Total income		256,217

Expenses
Management fee	$ 37,204
Transfer agent fees	22,756
Accounting and security lending fees	852
Custodian fees and expenses	131
Independent trustees' compensation	65
Registration fees	77
Audit	105
Legal	44
Interest	12
Miscellaneous	222
Total expenses before reductions	61,468
Expense reductions	(30)	61,438
Net investment income (loss)		194,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,161,086)
Foreign currency transactions	(194)
Total net realized gain (loss)		(1,161,280)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $169)	4,990,985
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		4,991,043
Net gain (loss)		3,829,763
Net increase (decrease) in net assets resulting from operations		$ 4,024,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2009	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,779	$ 567,215
Net realized gain (loss)	(1,161,280)	(2,481,713)
Change in net unrealized appreciation (depreciation)	4,991,043	(11,224,908)
Net increase (decrease) in net assets resulting from operations	4,024,542	(13,139,406)
Distributions to shareholders from net investment income	(226,918)	(545,679)
Distributions to shareholders from net realized gain	-	(459,101)
Total distributions	(226,918)	(1,004,780)
Share transactions - net increase (decrease)	(1,212,134)	1,811,033
Total increase (decrease) in net assets	2,585,490	(12,333,153)

Net Assets
Beginning of period	15,781,634	28,114,787
End of period (including undistributed net investment income of $23,437 and undistributed net investment income of $55,576, respectively)	$ 18,367,124	$ 15,781,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

Six months ended July 31,

Years ended January 31,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52	$ 50.27
Income from Investment Operations
Net investment income (loss) D	.36	1.00	1.00	.96	.82	.79
Net realized and unrealized gain (loss)	7.24	(23.96)	(3.86)	8.30	5.14	2.93
Total from investment operations	7.60	(22.96)	(2.86)	9.26	5.96	3.72
Distributions from net investment income	(.42)	(.96)	(1.02)	(.94)	(.84)	(.81)
Distributions from net realized gain	-	(.85)	(3.20)	(3.50)	(2.13)	(1.66)
Total distributions	(.42)	(1.81)	(4.22)	(4.44)	(2.97)	(2.47)
Net asset value, end of period	$ 34.66	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52
Total Return B, C	27.95%	(45.16)%	(5.21)%	17.55%	11.87%	7.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.71%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.78% A	.71%	.66%	.68%	.69%	.70%
Expenses net of all reductions	.78% A	.71%	.66%	.67%	.67%	.69%
Net investment income (loss)	2.41% A	2.38%	1.68%	1.71%	1.57%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 16,580	$ 15,070	$ 28,115	$ 31,223	$ 26,042	$ 25,730
Portfolio turnover rate F	25% A	33%	23%	24%	19%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended July 31,

Year ended January 31,

2009

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.39	.61
Net realized and unrealized gain (loss)	7.24	(23.80)
Total from investment operations	7.63	(23.19)
Distributions from net investment income	(.45)	(.80)
Net asset value, end of period	$ 34.66	$ 27.48
Total Return B, C	28.08%	(45.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.53% A
Expenses net of fee waivers, if any	.55% A	.53% A
Expenses net of all reductions	.55% A	.53% A
Net investment income (loss)	2.65% A	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,786	$ 711
Portfolio turnover rate F	25% A	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended July 31, 2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 31.88
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	2.91
Total from investment operations	2.96
Distributions from net investment income	(.17)
Net asset value, end of period	$ 34.67
Total Return B, C	9.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	1.72% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate F	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Equity-Income, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After commencement of Class K, the Fund began offering conversion privileges between Equity-Income and Class K to eligible shareholders of Equity-Income. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have

Semiannual Report

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,327,823
Unrealized depreciation	(4,414,306)
Net unrealized appreciation (depreciation)	$ (1,086,483)

Cost for federal income tax purposes	$ 19,437,269

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,966,633 and $3,136,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 22,417.30
Class K	339.06
	$ 22,756

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 40,494.43%		$ 8

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,223.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $49,589. The weighted average interest rate was .83%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income's operating expenses. During the period, the reimbursement reduced the class' expense by $17.

Semiannual Report

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
From net investment income
Equity-Income	$ 211,775	$ 542,274
Class K	15,140	3,405
Class F	3	-
Total	$ 226,918	$ 545,679
From net realized gain
Equity-Income	$ -	$ 459,101

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009 A	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
Equity-Income
Shares sold	32,242	127,430	$ 943,693	$ 5,446,123
Conversion to Class K	(22,004)	(25,772)	(651,044)	(795,247)
Reinvestment of distributions	7,098	22,878	206,919	980,569
Shares redeemed	(87,377)	(114,182)	(2,482,788)	(4,618,938)
Net increase (decrease)	(70,041)	10,354	$ (1,983,220)	$ 1,012,507
Class K
Shares sold	6,616	970	$ 204,122	$ 29,347
Conversion from Equity-Income	22,006	25,776	651,044	795,247
Reinvestment of distributions	518	110	15,140	3,405
Shares redeemed	(3,491)	(975)	(99,768)	(29,473)
Net increase (decrease)	25,649	25,881	$ 770,538	$ 798,526

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009 A	Six months ended July 31, 2009 B	Year ended January 31, 2009 A
Class F
Shares sold	18	-	$ 549	$ -
Reinvestment of distributions	-	-	3	-
Shares redeemed	-	-	(4)	-
Net increase (decrease)	18	-	$ 548	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 28, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Equity-Income (retail class), as well as the fund's relative investment performance for Fidelity Equity-Income (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Equity-Income (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008, and the fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Equity-Income (retail class) of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Equity-Income (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Equity-Income (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EQU-K-USAN-0909
1.863287.100

Fidelity®
Large Cap Growth
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.09%
Actual		$ 1,000.00	$ 1,194.40	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class T	1.40%
Actual		$ 1,000.00	$ 1,193.10	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.83%
Actual		$ 1,000.00	$ 1,190.50	$ 9.94
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class C	1.82%
Actual		$ 1,000.00	$ 1,189.80	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Large Cap Growth	.83%
Actual		$ 1,000.00	$ 1,196.70	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,195.80	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	5.0	4.6
International Business Machines Corp.	5.0	5.1
Wal-Mart Stores, Inc.	4.9	3.7
Apple, Inc.	4.6	1.0
Johnson & Johnson	3.8	0.0
Walgreen Co.	3.6	0.0
Medco Health Solutions, Inc.	3.4	0.0
Accenture Ltd. Class A	3.4	3.3
Amgen, Inc.	3.3	0.7
Kroger Co.	3.1	2.8
	40.1
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.2	28.2
Health Care	17.2	16.8
Consumer Staples	15.6	13.1
Industrials	10.4	13.1
Consumer Discretionary	10.3	9.7
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.3%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	5.4%	** Foreign investments	6.0%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Diversified Consumer Services - 3.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	48,600	$ 3,355,344
Career Education Corp. (a)	15,300	350,676
		3,706,020
Household Durables - 2.0%
Leggett & Platt, Inc.	21,700	376,495
NVR, Inc. (a)	3,500	2,104,025
		2,480,520
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	67,800	2,130,276
Specialty Retail - 3.4%
AutoNation, Inc. (a)(d)	35,400	732,072
AutoZone, Inc. (a)	3,800	583,566
Bed Bath & Beyond, Inc. (a)	21,000	729,750
Chico's FAS, Inc. (a)	44,500	510,415
Foot Locker, Inc.	66,600	737,928
Home Depot, Inc.	11,500	298,310
RadioShack Corp.	33,600	521,136
		4,113,177
TOTAL CONSUMER DISCRETIONARY		12,429,993
CONSUMER STAPLES - 15.6%
Food & Staples Retailing - 11.9%
BJ's Wholesale Club, Inc. (a)	10,000	333,500
Kroger Co.	173,700	3,713,706
Wal-Mart Stores, Inc.	119,500	5,960,660
Walgreen Co.	138,200	4,291,110
		14,298,976
Food Products - 2.4%
Archer Daniels Midland Co.	95,000	2,861,400
Household Products - 1.3%
Kimberly-Clark Corp.	28,100	1,642,445
TOTAL CONSUMER STAPLES		18,802,821
ENERGY - 4.6%
Energy Equipment & Services - 2.4%
Exterran Holdings, Inc. (a)	37,100	645,169
Helix Energy Solutions Group, Inc. (a)	57,700	605,273
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	47,500	$ 808,450
Rowan Companies, Inc.	36,000	767,880
		2,826,772
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp.	18,200	390,208
Exxon Mobil Corp.	14,200	999,538
Forest Oil Corp. (a)	32,600	549,310
Mariner Energy, Inc. (a)	63,000	755,370
		2,694,426
TOTAL ENERGY		5,521,198
FINANCIALS - 4.5%
Capital Markets - 1.7%
TD Ameritrade Holding Corp. (a)	110,300	2,044,962
Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc. (a)	16,800	1,580,208
Insurance - 1.5%
Axis Capital Holdings Ltd.	10,600	301,676
Brown & Brown, Inc.	15,200	291,536
Validus Holdings Ltd.	12,900	292,830
W.R. Berkley Corp.	36,900	857,187
		1,743,229
TOTAL FINANCIALS		5,368,399
HEALTH CARE - 17.2%
Biotechnology - 6.6%
Amgen, Inc. (a)	63,300	3,944,223
Biogen Idec, Inc. (a)	53,400	2,539,170
Gilead Sciences, Inc. (a)	29,400	1,438,542
		7,921,935
Health Care Providers & Services - 6.8%
Express Scripts, Inc. (a)	34,600	2,423,384
Medco Health Solutions, Inc. (a)	77,800	4,112,508
Quest Diagnostics, Inc.	30,900	1,687,758
		8,223,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.8%
Johnson & Johnson	73,900	$ 4,499,771
TOTAL HEALTH CARE		20,645,356
INDUSTRIALS - 10.4%
Aerospace & Defense - 6.8%
Lockheed Martin Corp.	46,000	3,438,960
Northrop Grumman Corp.	27,900	1,243,782
Raytheon Co.	73,400	3,446,130
		8,128,872
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	31,900	443,410
The Brink's Co.	22,700	616,305
		1,059,715
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	26,800	1,098,264
Machinery - 0.5%
Navistar International Corp. (a)	13,400	529,836
Professional Services - 1.1%
Dun & Bradstreet Corp.	18,600	1,339,014
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	11,700	288,873
TOTAL INDUSTRIALS		12,444,574
INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	273,400	6,017,534
Computers & Peripherals - 10.3%
Apple, Inc. (a)	33,700	5,506,243
International Business Machines Corp.	50,600	5,967,258
NCR Corp. (a)	66,700	863,098
		12,336,599
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	38,200	984,414
Avnet, Inc. (a)	48,500	1,183,400
Vishay Intertechnology, Inc. (a)	78,400	557,424
		2,725,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Google, Inc. Class A (a)	3,900	$ 1,727,895
IT Services - 11.3%
Accenture Ltd. Class A	115,200	4,040,064
Affiliated Computer Services, Inc. Class A (a)	71,600	3,394,556
Broadridge Financial Solutions, Inc.	55,100	951,577
Fidelity National Information Services, Inc.	86,000	2,014,120
Genpact Ltd. (a)	118,900	1,666,978
NeuStar, Inc. Class A (a)	66,100	1,499,148
		13,566,443
Software - 1.9%
Oracle Corp.	74,800	1,655,324
Red Hat, Inc. (a)	26,800	611,844
		2,267,168
TOTAL INFORMATION TECHNOLOGY		38,640,877
MATERIALS - 3.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,900	290,940
E.I. du Pont de Nemours & Co.	10,400	321,672
Intrepid Potash, Inc. (a)	12,000	303,120
Monsanto Co.	3,700	310,800
Praxair, Inc.	4,000	312,720
The Mosaic Co.	5,600	292,040
Valhi, Inc.	23,400	307,242
		2,138,534
Metals & Mining - 2.0%
Alcoa, Inc.	26,600	312,816
Allegheny Technologies, Inc.	11,000	297,880
Cliffs Natural Resources, Inc.	11,200	306,768
Freeport-McMoRan Copper & Gold, Inc.	5,200	313,560
Newmont Mining Corp.	7,700	318,395
Nucor Corp.	6,800	302,396
Southern Copper Corp. (d)	12,500	322,000
United States Steel Corp.	7,400	294,150
		2,467,965
TOTAL MATERIALS		4,606,499
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	8,700	$ 296,583
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	5,600	284,816
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	8,500	275,825
TOTAL UTILITIES		560,641
TOTAL COMMON STOCKS (Cost $114,320,362)		119,316,941
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.37% (b)	1,277,092	1,277,092
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	954,250	954,250
TOTAL MONEY MARKET FUNDS (Cost $2,231,342)		2,231,342
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $47,000)	$ 47,000	47,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $116,598,704)		121,595,283
NET OTHER ASSETS - (1.2)%		(1,415,694)
NET ASSETS - 100%		$ 120,179,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 2,116
Barclays Capital, Inc.	8,195
Credit Suisse Securities (USA) LLC	2,150
Deutsche Bank Securities, Inc.	6,884
HSBC Securities (USA), Inc.	8,956
ING Financial Markets LLC	9,833
J.P. Morgan Securities, Inc.	1,490
Mizuho Securities USA, Inc.	1,639
Morgan Stanley & Co., Inc.	1,639
Societe Generale, New York Branch	4,098
$ 47,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,861
Fidelity Securities Lending Cash Central Fund	5,701
Total	$ 8,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $35,247,593 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $10,434,621 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $934,960 and repurchase agreements of $47,000) - See accompanying schedule: Unaffiliated issuers (cost $114,367,362)	$ 119,363,941
Fidelity Central Funds (cost $2,231,342)	2,231,342
Total Investments (cost $116,598,704)		$ 121,595,283
Cash		721
Receivable for investments sold		7,906,252
Receivable for fund shares sold		311,010
Dividends receivable		27,243
Distributions receivable from Fidelity Central Funds		902
Prepaid expenses		405
Total assets		129,841,816

Liabilities
Payable for investments purchased	$ 8,529,055
Payable for fund shares redeemed	84,601
Accrued management fee	28,562
Distribution fees payable	3,493
Other affiliated payables	35,135
Other payables and accrued expenses	27,131
Collateral on securities loaned, at value	954,250
Total liabilities		9,662,227

Net Assets		$ 120,179,589
Net Assets consist of:
Paid in capital		$ 166,714,931
Undistributed net investment income		197,669
Accumulated undistributed net realized gain (loss) on investments		(51,729,590)
Net unrealized appreciation (depreciation) on investments		4,996,579
Net Assets		$ 120,179,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,169,819 ÷ 433,551 shares)	$ 7.31

Maximum offering price per share (100/94.25 of $7.31)	$ 7.76
Class T: Net Asset Value and redemption price per share ($1,284,816 ÷ 176,359 shares)	$ 7.29

Maximum offering price per share (100/96.50 of $7.29)	$ 7.55
Class B: Net Asset Value and offering price per share ($1,335,056 ÷ 184,050 shares)A	$ 7.25

Class C: Net Asset Value and offering price per share ($1,775,232 ÷ 246,232 shares)A	$ 7.21

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($112,552,002 ÷ 15,293,538 shares)	$ 7.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,664 ÷ 8,481 shares)	$ 7.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 628,061
Interest		2
Income from Fidelity Central Funds		8,562
Total income		636,625

Expenses
Management fee Basic fee	$ 284,553
Performance adjustment	(145,206)
Transfer agent fees	174,378
Distribution fees	18,205
Accounting and security lending fees	19,768
Custodian fees and expenses	8,322
Independent trustees' compensation	385
Registration fees	52,645
Audit	24,771
Legal	220
Miscellaneous	915
Total expenses		438,956
Net investment income (loss)		197,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,446,941)
Change in net unrealized appreciation (depreciation) on investment securities		22,294,665
Net gain (loss)		18,847,724
Net increase (decrease) in net assets resulting from operations		$ 19,045,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,669	$ 552,980
Net realized gain (loss)	(3,446,941)	(39,614,848)
Change in net unrealized appreciation (depreciation)	22,294,665	(12,538,618)
Net increase (decrease) in net assets resulting from operations	19,045,393	(51,600,486)
Distributions to shareholders from net investment income	-	(628,444)
Share transactions - net increase (decrease)	10,289,253	(9,063,301)
Total increase (decrease) in net assets	29,334,646	(61,292,231)

Net Assets
Beginning of period	90,844,943	152,137,174
End of period (including undistributed net investment income of $197,669 and undistributed net investment income of $0, respectively)	$ 120,179,589	$ 90,844,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.01	.02	(.03)
Net realized and unrealized gain (loss)	1.18	(3.71)	(.72)
Total from investment operations	1.19	(3.69)	(.75)
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	-	-	(1.25)
Total distributions	-	(.04)	(1.25)
Net asset value, end of period	$ 7.31	$ 6.12	$ 9.85
Total Return B, C	19.44%	(37.49)%	(6.99)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.01%	1.20% A
Expenses net of fee waivers, if any	1.09% A	1.01%	1.20% A
Expenses net of all reductions	1.09% A	1.01%	1.20% A
Net investment income (loss)	.17% A	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,170	$ 2,159	$ 1,302
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	- I	(.01)	(.06)
Net realized and unrealized gain (loss)	1.18	(3.70)	(.69)
Total from investment operations	1.18	(3.71)	(.75)
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	-	(1.25)
Total distributions	-	(.03)	(1.25)
Net asset value, end of period	$ 7.29	$ 6.11	$ 9.85
Total Return B, C	19.31%	(37.71)%	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.40% A	1.31%	1.47% A
Expenses net of fee waivers, if any	1.40% A	1.31%	1.47% A
Expenses net of all reductions	1.40% A	1.31%	1.47% A
Net investment income (loss)	(.14)% A	(.10)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285	$ 820	$ 1,097
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.05)	(.12)
Net realized and unrealized gain (loss)	1.18	(3.69)	(.70)
Total from investment operations	1.16	(3.74)	(.82)
Distributions from net investment income	-	- I	-
Distributions from net realized gain	-	-	(1.20)
Total distributions	-	- I	(1.20)
Net asset value, end of period	$ 7.25	$ 6.09	$ 9.83
Total Return B, C	19.05%	(38.01)%	(7.62)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.83% A	1.76%	1.99% A
Expenses net of fee waivers, if any	1.83% A	1.76%	1.99% A
Expenses net of all reductions	1.83% A	1.76%	1.99% A
Net investment income (loss)	(.57)% A	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,335	$ 815	$ 543
Portfolio turnover rate F	381% A	355%	428%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.11)
Net realized and unrealized gain (loss)	1.17	(3.69)	(.70)
Total from investment operations	1.15	(3.73)	(.81)
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	-	(1.22)
Total distributions	-	(.03)	(1.22)
Net asset value, end of period	$ 7.21	$ 6.06	$ 9.82
Total Return B, C	18.98%	(37.98)%	(7.54)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.82% A	1.77%	1.96% A
Expenses net of fee waivers, if any	1.82% A	1.77%	1.96% A
Expenses net of all reductions	1.82% A	1.77%	1.96% A
Net investment income (loss)	(.57)% A	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775	$ 1,441	$ 945
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Income from Investment Operations
Net investment income (loss) D	.01	.04	(.01)	- K	.02 G	(.01) H
Net realized and unrealized gain (loss)	1.20	(3.73)	(.77)	.37	1.87	.97
Total from investment operations	1.21	(3.69)	(.78)	.37	1.89	.96
Distributions from net investment income	-	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	(1.25)	(.26)	(.24)	-
Total distributions	-	(.05)	(1.25)	(.27)	(.24)	-
Redemption fees added to paid in capital D	-	-	-	- J, K	- K	- K
Net asset value, end of period	$ 7.36	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17
Total Return B, C	19.67%	(37.36)%	(7.26)%	3.20%	18.66%	10.42%
Ratios to Average Net Assets E, I
Expenses before reductions	.83% A	.75%	1.03%	1.10%	1.12%	1.30%
Expenses net of fee waivers, if any	.83% A	.74%	.99%	1.00%	1.00%	1.20%
Expenses net of all reductions	.83% A	.74%	.98%	.99%	.94%	1.13%
Net investment income (loss)	.43% A	.47%	(.07)%	.02%	.15% G	(.07)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,552	$ 85,332	$ 147,864	$ 183,515	$ 157,513	$ 49,453
Portfolio turnover rate F	381% A	355%	428%	189%	268%	274%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The redemption fee was eliminated during the year ended January 31, 2007.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.02	.04	- H
Net realized and unrealized gain (loss)	1.19	(3.72)	(.70)
Total from investment operations	1.21	(3.68)	(.70)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	-	(1.27)
Total distributions	-	(.02)	(1.27)
Net asset value, end of period	$ 7.39	$ 6.18	$ 9.88
Total Return B	19.58%	(37.29)%	(6.64)%
Ratios to Average Net Assets D, G
Expenses before reductions	.77% A	.68%	.88% A
Expenses net of fee waivers, if any	.77% A	.68%	.88% A
Expenses net of all reductions	.77% A	.68%	.88% A
Net investment income (loss)	.49% A	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 277	$ 386
Portfolio turnover rate E	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,619,328
Unrealized depreciation	(4,757,722)
Net unrealized appreciation (depreciation)	$ 3,861,606

Cost for federal income tax purposes	$ 117,733,677

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $201,461,592 and $190,807,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the fund, Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,130	$ 123
Class T	.25%	.25%	2,416	26
Class B	.75%	.25%	5,243	3,938
Class C	.75%	.25%	7,416	2,977
			$ 18,205	$ 7,064

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,378
Class T	672
Class B*	1,498
Class C*	155
$ 5,703

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,453.35
Class T	2,025.42
Class B	1,831.35
Class C	2,538.34
Large Cap Growth	163,283.34
Institutional Class	248.28
	$ 174,378

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,990 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $332 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,701.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ -	$ 9,774
Class T	-	2,782
Class B	-	466
Class C	-	8,869
Large Cap Growth	-	606,381
Institutional Class	-	172
Total	$ -	$ 628,444

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	166,243	414,086	$ 1,055,579	$ 3,162,715
Reinvestment of distributions	-	1,520	-	9,529
Shares redeemed	(85,482)	(194,988)	(546,711)	(1,396,004)
Net increase (decrease)	80,761	220,618	$ 508,868	$ 1,776,240
Class T
Shares sold	55,003	113,152	$ 356,606	$ 859,518
Reinvestment of distributions	-	433	-	2,713
Shares redeemed	(12,870)	(90,807)	(81,020)	(834,766)
Net increase (decrease)	42,133	22,778	$ 275,586	$ 27,465
Class B
Shares sold	69,959	104,839	$ 427,270	$ 787,932
Reinvestment of distributions	-	70	-	441
Shares redeemed	(19,697)	(26,358)	(121,876)	(226,449)
Net increase (decrease)	50,262	78,551	$ 305,394	$ 561,924
Class C
Shares sold	90,860	337,839	$ 589,032	$ 2,280,306
Reinvestment of distributions	-	776	-	4,819
Shares redeemed	(82,573)	(196,903)	(527,175)	(1,364,771)
Net increase (decrease)	8,287	141,712	$ 61,857	$ 920,354
Large Cap Growth
Shares sold	4,385,326	5,900,959	$ 28,340,811	$ 48,153,094
Reinvestment of distributions	-	94,678	-	596,470
Shares redeemed	(2,961,476)	(7,073,256)	(18,972,276)	(61,097,033)
Net increase (decrease)	1,423,850	(1,077,619)	$ 9,368,535	$ (12,347,469)
Institutional Class
Shares sold	558	45,727	$ 3,354	$ 332,736
Reinvestment of distributions	-	19	-	119
Shares redeemed	(36,996)	(39,895)	(234,341)	(334,670)
Net increase (decrease)	(36,438)	5,851	$ (230,987)	$ (1,815)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Large Cap Growth (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Large Cap Growth (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Growth (retail class) of the fund was in the second quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also stated that the investment performance of Fidelity Large Cap Growth (retail class) of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Large Cap Growth (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Growth (retail class) ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LCG-USAN-0909
1.900176.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® Large Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.09%
Actual		$ 1,000.00	$ 1,194.40	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class T	1.40%
Actual		$ 1,000.00	$ 1,193.10	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.83%
Actual		$ 1,000.00	$ 1,190.50	$ 9.94
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class C	1.82%
Actual		$ 1,000.00	$ 1,189.80	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Large Cap Growth	.83%
Actual		$ 1,000.00	$ 1,196.70	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,195.80	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	5.0	4.6
International Business Machines Corp.	5.0	5.1
Wal-Mart Stores, Inc.	4.9	3.7
Apple, Inc.	4.6	1.0
Johnson & Johnson	3.8	0.0
Walgreen Co.	3.6	0.0
Medco Health Solutions, Inc.	3.4	0.0
Accenture Ltd. Class A	3.4	3.3
Amgen, Inc.	3.3	0.7
Kroger Co.	3.1	2.8
	40.1
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.2	28.2
Health Care	17.2	16.8
Consumer Staples	15.6	13.1
Industrials	10.4	13.1
Consumer Discretionary	10.3	9.7
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.3%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	5.4%	** Foreign investments	6.0%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Diversified Consumer Services - 3.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	48,600	$ 3,355,344
Career Education Corp. (a)	15,300	350,676
		3,706,020
Household Durables - 2.0%
Leggett & Platt, Inc.	21,700	376,495
NVR, Inc. (a)	3,500	2,104,025
		2,480,520
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	67,800	2,130,276
Specialty Retail - 3.4%
AutoNation, Inc. (a)(d)	35,400	732,072
AutoZone, Inc. (a)	3,800	583,566
Bed Bath & Beyond, Inc. (a)	21,000	729,750
Chico's FAS, Inc. (a)	44,500	510,415
Foot Locker, Inc.	66,600	737,928
Home Depot, Inc.	11,500	298,310
RadioShack Corp.	33,600	521,136
		4,113,177
TOTAL CONSUMER DISCRETIONARY		12,429,993
CONSUMER STAPLES - 15.6%
Food & Staples Retailing - 11.9%
BJ's Wholesale Club, Inc. (a)	10,000	333,500
Kroger Co.	173,700	3,713,706
Wal-Mart Stores, Inc.	119,500	5,960,660
Walgreen Co.	138,200	4,291,110
		14,298,976
Food Products - 2.4%
Archer Daniels Midland Co.	95,000	2,861,400
Household Products - 1.3%
Kimberly-Clark Corp.	28,100	1,642,445
TOTAL CONSUMER STAPLES		18,802,821
ENERGY - 4.6%
Energy Equipment & Services - 2.4%
Exterran Holdings, Inc. (a)	37,100	645,169
Helix Energy Solutions Group, Inc. (a)	57,700	605,273
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	47,500	$ 808,450
Rowan Companies, Inc.	36,000	767,880
		2,826,772
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp.	18,200	390,208
Exxon Mobil Corp.	14,200	999,538
Forest Oil Corp. (a)	32,600	549,310
Mariner Energy, Inc. (a)	63,000	755,370
		2,694,426
TOTAL ENERGY		5,521,198
FINANCIALS - 4.5%
Capital Markets - 1.7%
TD Ameritrade Holding Corp. (a)	110,300	2,044,962
Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc. (a)	16,800	1,580,208
Insurance - 1.5%
Axis Capital Holdings Ltd.	10,600	301,676
Brown & Brown, Inc.	15,200	291,536
Validus Holdings Ltd.	12,900	292,830
W.R. Berkley Corp.	36,900	857,187
		1,743,229
TOTAL FINANCIALS		5,368,399
HEALTH CARE - 17.2%
Biotechnology - 6.6%
Amgen, Inc. (a)	63,300	3,944,223
Biogen Idec, Inc. (a)	53,400	2,539,170
Gilead Sciences, Inc. (a)	29,400	1,438,542
		7,921,935
Health Care Providers & Services - 6.8%
Express Scripts, Inc. (a)	34,600	2,423,384
Medco Health Solutions, Inc. (a)	77,800	4,112,508
Quest Diagnostics, Inc.	30,900	1,687,758
		8,223,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.8%
Johnson & Johnson	73,900	$ 4,499,771
TOTAL HEALTH CARE		20,645,356
INDUSTRIALS - 10.4%
Aerospace & Defense - 6.8%
Lockheed Martin Corp.	46,000	3,438,960
Northrop Grumman Corp.	27,900	1,243,782
Raytheon Co.	73,400	3,446,130
		8,128,872
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	31,900	443,410
The Brink's Co.	22,700	616,305
		1,059,715
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	26,800	1,098,264
Machinery - 0.5%
Navistar International Corp. (a)	13,400	529,836
Professional Services - 1.1%
Dun & Bradstreet Corp.	18,600	1,339,014
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	11,700	288,873
TOTAL INDUSTRIALS		12,444,574
INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	273,400	6,017,534
Computers & Peripherals - 10.3%
Apple, Inc. (a)	33,700	5,506,243
International Business Machines Corp.	50,600	5,967,258
NCR Corp. (a)	66,700	863,098
		12,336,599
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	38,200	984,414
Avnet, Inc. (a)	48,500	1,183,400
Vishay Intertechnology, Inc. (a)	78,400	557,424
		2,725,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Google, Inc. Class A (a)	3,900	$ 1,727,895
IT Services - 11.3%
Accenture Ltd. Class A	115,200	4,040,064
Affiliated Computer Services, Inc. Class A (a)	71,600	3,394,556
Broadridge Financial Solutions, Inc.	55,100	951,577
Fidelity National Information Services, Inc.	86,000	2,014,120
Genpact Ltd. (a)	118,900	1,666,978
NeuStar, Inc. Class A (a)	66,100	1,499,148
		13,566,443
Software - 1.9%
Oracle Corp.	74,800	1,655,324
Red Hat, Inc. (a)	26,800	611,844
		2,267,168
TOTAL INFORMATION TECHNOLOGY		38,640,877
MATERIALS - 3.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,900	290,940
E.I. du Pont de Nemours & Co.	10,400	321,672
Intrepid Potash, Inc. (a)	12,000	303,120
Monsanto Co.	3,700	310,800
Praxair, Inc.	4,000	312,720
The Mosaic Co.	5,600	292,040
Valhi, Inc.	23,400	307,242
		2,138,534
Metals & Mining - 2.0%
Alcoa, Inc.	26,600	312,816
Allegheny Technologies, Inc.	11,000	297,880
Cliffs Natural Resources, Inc.	11,200	306,768
Freeport-McMoRan Copper & Gold, Inc.	5,200	313,560
Newmont Mining Corp.	7,700	318,395
Nucor Corp.	6,800	302,396
Southern Copper Corp. (d)	12,500	322,000
United States Steel Corp.	7,400	294,150
		2,467,965
TOTAL MATERIALS		4,606,499
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	8,700	$ 296,583
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	5,600	284,816
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	8,500	275,825
TOTAL UTILITIES		560,641
TOTAL COMMON STOCKS (Cost $114,320,362)		119,316,941
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.37% (b)	1,277,092	1,277,092
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	954,250	954,250
TOTAL MONEY MARKET FUNDS (Cost $2,231,342)		2,231,342
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $47,000)	$ 47,000	47,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $116,598,704)		121,595,283
NET OTHER ASSETS - (1.2)%		(1,415,694)
NET ASSETS - 100%		$ 120,179,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 2,116
Barclays Capital, Inc.	8,195
Credit Suisse Securities (USA) LLC	2,150
Deutsche Bank Securities, Inc.	6,884
HSBC Securities (USA), Inc.	8,956
ING Financial Markets LLC	9,833
J.P. Morgan Securities, Inc.	1,490
Mizuho Securities USA, Inc.	1,639
Morgan Stanley & Co., Inc.	1,639
Societe Generale, New York Branch	4,098
$ 47,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,861
Fidelity Securities Lending Cash Central Fund	5,701
Total	$ 8,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $35,247,593 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $10,434,621 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $934,960 and repurchase agreements of $47,000) - See accompanying schedule: Unaffiliated issuers (cost $114,367,362)	$ 119,363,941
Fidelity Central Funds (cost $2,231,342)	2,231,342
Total Investments (cost $116,598,704)		$ 121,595,283
Cash		721
Receivable for investments sold		7,906,252
Receivable for fund shares sold		311,010
Dividends receivable		27,243
Distributions receivable from Fidelity Central Funds		902
Prepaid expenses		405
Total assets		129,841,816

Liabilities
Payable for investments purchased	$ 8,529,055
Payable for fund shares redeemed	84,601
Accrued management fee	28,562
Distribution fees payable	3,493
Other affiliated payables	35,135
Other payables and accrued expenses	27,131
Collateral on securities loaned, at value	954,250
Total liabilities		9,662,227

Net Assets		$ 120,179,589
Net Assets consist of:
Paid in capital		$ 166,714,931
Undistributed net investment income		197,669
Accumulated undistributed net realized gain (loss) on investments		(51,729,590)
Net unrealized appreciation (depreciation) on investments		4,996,579
Net Assets		$ 120,179,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,169,819 ÷ 433,551 shares)	$ 7.31

Maximum offering price per share (100/94.25 of $7.31)	$ 7.76
Class T: Net Asset Value and redemption price per share ($1,284,816 ÷ 176,359 shares)	$ 7.29

Maximum offering price per share (100/96.50 of $7.29)	$ 7.55
Class B: Net Asset Value and offering price per share ($1,335,056 ÷ 184,050 shares)A	$ 7.25

Class C: Net Asset Value and offering price per share ($1,775,232 ÷ 246,232 shares)A	$ 7.21

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($112,552,002 ÷ 15,293,538 shares)	$ 7.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,664 ÷ 8,481 shares)	$ 7.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 628,061
Interest		2
Income from Fidelity Central Funds		8,562
Total income		636,625

Expenses
Management fee Basic fee	$ 284,553
Performance adjustment	(145,206)
Transfer agent fees	174,378
Distribution fees	18,205
Accounting and security lending fees	19,768
Custodian fees and expenses	8,322
Independent trustees' compensation	385
Registration fees	52,645
Audit	24,771
Legal	220
Miscellaneous	915
Total expenses		438,956
Net investment income (loss)		197,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,446,941)
Change in net unrealized appreciation (depreciation) on investment securities		22,294,665
Net gain (loss)		18,847,724
Net increase (decrease) in net assets resulting from operations		$ 19,045,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,669	$ 552,980
Net realized gain (loss)	(3,446,941)	(39,614,848)
Change in net unrealized appreciation (depreciation)	22,294,665	(12,538,618)
Net increase (decrease) in net assets resulting from operations	19,045,393	(51,600,486)
Distributions to shareholders from net investment income	-	(628,444)
Share transactions - net increase (decrease)	10,289,253	(9,063,301)
Total increase (decrease) in net assets	29,334,646	(61,292,231)

Net Assets
Beginning of period	90,844,943	152,137,174
End of period (including undistributed net investment income of $197,669 and undistributed net investment income of $0, respectively)	$ 120,179,589	$ 90,844,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.01	.02	(.03)
Net realized and unrealized gain (loss)	1.18	(3.71)	(.72)
Total from investment operations	1.19	(3.69)	(.75)
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	-	-	(1.25)
Total distributions	-	(.04)	(1.25)
Net asset value, end of period	$ 7.31	$ 6.12	$ 9.85
Total Return B, C	19.44%	(37.49)%	(6.99)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.01%	1.20% A
Expenses net of fee waivers, if any	1.09% A	1.01%	1.20% A
Expenses net of all reductions	1.09% A	1.01%	1.20% A
Net investment income (loss)	.17% A	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,170	$ 2,159	$ 1,302
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	- I	(.01)	(.06)
Net realized and unrealized gain (loss)	1.18	(3.70)	(.69)
Total from investment operations	1.18	(3.71)	(.75)
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	-	(1.25)
Total distributions	-	(.03)	(1.25)
Net asset value, end of period	$ 7.29	$ 6.11	$ 9.85
Total Return B, C	19.31%	(37.71)%	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.40% A	1.31%	1.47% A
Expenses net of fee waivers, if any	1.40% A	1.31%	1.47% A
Expenses net of all reductions	1.40% A	1.31%	1.47% A
Net investment income (loss)	(.14)% A	(.10)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285	$ 820	$ 1,097
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.05)	(.12)
Net realized and unrealized gain (loss)	1.18	(3.69)	(.70)
Total from investment operations	1.16	(3.74)	(.82)
Distributions from net investment income	-	- I	-
Distributions from net realized gain	-	-	(1.20)
Total distributions	-	- I	(1.20)
Net asset value, end of period	$ 7.25	$ 6.09	$ 9.83
Total Return B, C	19.05%	(38.01)%	(7.62)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.83% A	1.76%	1.99% A
Expenses net of fee waivers, if any	1.83% A	1.76%	1.99% A
Expenses net of all reductions	1.83% A	1.76%	1.99% A
Net investment income (loss)	(.57)% A	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,335	$ 815	$ 543
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.11)
Net realized and unrealized gain (loss)	1.17	(3.69)	(.70)
Total from investment operations	1.15	(3.73)	(.81)
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	-	(1.22)
Total distributions	-	(.03)	(1.22)
Net asset value, end of period	$ 7.21	$ 6.06	$ 9.82
Total Return B, C	18.98%	(37.98)%	(7.54)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.82% A	1.77%	1.96% A
Expenses net of fee waivers, if any	1.82% A	1.77%	1.96% A
Expenses net of all reductions	1.82% A	1.77%	1.96% A
Net investment income (loss)	(.57)% A	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775	$ 1,441	$ 945
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Income from Investment Operations
Net investment income (loss) D	.01	.04	(.01)	- K	.02 G	(.01) H
Net realized and unrealized gain (loss)	1.20	(3.73)	(.77)	.37	1.87	.97
Total from investment operations	1.21	(3.69)	(.78)	.37	1.89	.96
Distributions from net investment income	-	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	(1.25)	(.26)	(.24)	-
Total distributions	-	(.05)	(1.25)	(.27)	(.24)	-
Redemption fees added to paid in capital D	-	-	-	- J, K	- K	- K
Net asset value, end of period	$ 7.36	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17
Total Return B, C	19.67%	(37.36)%	(7.26)%	3.20%	18.66%	10.42%
Ratios to Average Net Assets E, I
Expenses before reductions	.83% A	.75%	1.03%	1.10%	1.12%	1.30%
Expenses net of fee waivers, if any	.83% A	.74%	.99%	1.00%	1.00%	1.20%
Expenses net of all reductions	.83% A	.74%	.98%	.99%	.94%	1.13%
Net investment income (loss)	.43% A	.47%	(.07)%	.02%	.15% G	(.07)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,552	$ 85,332	$ 147,864	$ 183,515	$ 157,513	$ 49,453
Portfolio turnover rate F	381% A	355%	428%	189%	268%	274%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The redemption fee was eliminated during the year ended January 31, 2007.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.02	.04	- H
Net realized and unrealized gain (loss)	1.19	(3.72)	(.70)
Total from investment operations	1.21	(3.68)	(.70)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	-	(1.27)
Total distributions	-	(.02)	(1.27)
Net asset value, end of period	$ 7.39	$ 6.18	$ 9.88
Total Return B	19.58%	(37.29)%	(6.64)%
Ratios to Average Net Assets D, G
Expenses before reductions	.77% A	.68%	.88% A
Expenses net of fee waivers, if any	.77% A	.68%	.88% A
Expenses net of all reductions	.77% A	.68%	.88% A
Net investment income (loss)	.49% A	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 277	$ 386
Portfolio turnover rate E	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,619,328
Unrealized depreciation	(4,757,722)
Net unrealized appreciation (depreciation)	$ 3,861,606

Cost for federal income tax purposes	$ 117,733,677

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $201,461,592 and $190,807,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the fund, Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,130	$ 123
Class T	.25%	.25%	2,416	26
Class B	.75%	.25%	5,243	3,938
Class C	.75%	.25%	7,416	2,977
			$ 18,205	$ 7,064

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,378
Class T	672
Class B*	1,498
Class C*	155
$ 5,703

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,453.35
Class T	2,025.42
Class B	1,831.35
Class C	2,538.34
Large Cap Growth	163,283.34
Institutional Class	248.28
	$ 174,378

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,990 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $332 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,701.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ -	$ 9,774
Class T	-	2,782
Class B	-	466
Class C	-	8,869
Large Cap Growth	-	606,381
Institutional Class	-	172
Total	$ -	$ 628,444

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	166,243	414,086	$ 1,055,579	$ 3,162,715
Reinvestment of distributions	-	1,520	-	9,529
Shares redeemed	(85,482)	(194,988)	(546,711)	(1,396,004)
Net increase (decrease)	80,761	220,618	$ 508,868	$ 1,776,240
Class T
Shares sold	55,003	113,152	$ 356,606	$ 859,518
Reinvestment of distributions	-	433	-	2,713
Shares redeemed	(12,870)	(90,807)	(81,020)	(834,766)
Net increase (decrease)	42,133	22,778	$ 275,586	$ 27,465
Class B
Shares sold	69,959	104,839	$ 427,270	$ 787,932
Reinvestment of distributions	-	70	-	441
Shares redeemed	(19,697)	(26,358)	(121,876)	(226,449)
Net increase (decrease)	50,262	78,551	$ 305,394	$ 561,924
Class C
Shares sold	90,860	337,839	$ 589,032	$ 2,280,306
Reinvestment of distributions	-	776	-	4,819
Shares redeemed	(82,573)	(196,903)	(527,175)	(1,364,771)
Net increase (decrease)	8,287	141,712	$ 61,857	$ 920,354
Large Cap Growth
Shares sold	4,385,326	5,900,959	$ 28,340,811	$ 48,153,094
Reinvestment of distributions	-	94,678	-	596,470
Shares redeemed	(2,961,476)	(7,073,256)	(18,972,276)	(61,097,033)
Net increase (decrease)	1,423,850	(1,077,619)	$ 9,368,535	$ (12,347,469)
Institutional Class
Shares sold	558	45,727	$ 3,354	$ 332,736
Reinvestment of distributions	-	19	-	119
Shares redeemed	(36,996)	(39,895)	(234,341)	(334,670)
Net increase (decrease)	(36,438)	5,851	$ (230,987)	$ (1,815)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Large Cap Growth (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Large Cap Growth (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Growth (retail class) of the fund was in the second quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also stated that the investment performance of Fidelity Large Cap Growth (retail class) of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Large Cap Growth (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Growth (retail class) ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCG-USAN-0909
1.900743.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Growth
Fund - Institutional Class

Semiannual Report

July 31, 2009

Institutional Class is a class of
Fidelity® Large Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.09%
Actual		$ 1,000.00	$ 1,194.40	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class T	1.40%
Actual		$ 1,000.00	$ 1,193.10	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.83%
Actual		$ 1,000.00	$ 1,190.50	$ 9.94
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class C	1.82%
Actual		$ 1,000.00	$ 1,189.80	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Large Cap Growth	.83%
Actual		$ 1,000.00	$ 1,196.70	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,195.80	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	5.0	4.6
International Business Machines Corp.	5.0	5.1
Wal-Mart Stores, Inc.	4.9	3.7
Apple, Inc.	4.6	1.0
Johnson & Johnson	3.8	0.0
Walgreen Co.	3.6	0.0
Medco Health Solutions, Inc.	3.4	0.0
Accenture Ltd. Class A	3.4	3.3
Amgen, Inc.	3.3	0.7
Kroger Co.	3.1	2.8
	40.1
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.2	28.2
Health Care	17.2	16.8
Consumer Staples	15.6	13.1
Industrials	10.4	13.1
Consumer Discretionary	10.3	9.7
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.3%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	5.4%	** Foreign investments	6.0%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Diversified Consumer Services - 3.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	48,600	$ 3,355,344
Career Education Corp. (a)	15,300	350,676
		3,706,020
Household Durables - 2.0%
Leggett & Platt, Inc.	21,700	376,495
NVR, Inc. (a)	3,500	2,104,025
		2,480,520
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	67,800	2,130,276
Specialty Retail - 3.4%
AutoNation, Inc. (a)(d)	35,400	732,072
AutoZone, Inc. (a)	3,800	583,566
Bed Bath & Beyond, Inc. (a)	21,000	729,750
Chico's FAS, Inc. (a)	44,500	510,415
Foot Locker, Inc.	66,600	737,928
Home Depot, Inc.	11,500	298,310
RadioShack Corp.	33,600	521,136
		4,113,177
TOTAL CONSUMER DISCRETIONARY		12,429,993
CONSUMER STAPLES - 15.6%
Food & Staples Retailing - 11.9%
BJ's Wholesale Club, Inc. (a)	10,000	333,500
Kroger Co.	173,700	3,713,706
Wal-Mart Stores, Inc.	119,500	5,960,660
Walgreen Co.	138,200	4,291,110
		14,298,976
Food Products - 2.4%
Archer Daniels Midland Co.	95,000	2,861,400
Household Products - 1.3%
Kimberly-Clark Corp.	28,100	1,642,445
TOTAL CONSUMER STAPLES		18,802,821
ENERGY - 4.6%
Energy Equipment & Services - 2.4%
Exterran Holdings, Inc. (a)	37,100	645,169
Helix Energy Solutions Group, Inc. (a)	57,700	605,273
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	47,500	$ 808,450
Rowan Companies, Inc.	36,000	767,880
		2,826,772
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp.	18,200	390,208
Exxon Mobil Corp.	14,200	999,538
Forest Oil Corp. (a)	32,600	549,310
Mariner Energy, Inc. (a)	63,000	755,370
		2,694,426
TOTAL ENERGY		5,521,198
FINANCIALS - 4.5%
Capital Markets - 1.7%
TD Ameritrade Holding Corp. (a)	110,300	2,044,962
Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc. (a)	16,800	1,580,208
Insurance - 1.5%
Axis Capital Holdings Ltd.	10,600	301,676
Brown & Brown, Inc.	15,200	291,536
Validus Holdings Ltd.	12,900	292,830
W.R. Berkley Corp.	36,900	857,187
		1,743,229
TOTAL FINANCIALS		5,368,399
HEALTH CARE - 17.2%
Biotechnology - 6.6%
Amgen, Inc. (a)	63,300	3,944,223
Biogen Idec, Inc. (a)	53,400	2,539,170
Gilead Sciences, Inc. (a)	29,400	1,438,542
		7,921,935
Health Care Providers & Services - 6.8%
Express Scripts, Inc. (a)	34,600	2,423,384
Medco Health Solutions, Inc. (a)	77,800	4,112,508
Quest Diagnostics, Inc.	30,900	1,687,758
		8,223,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.8%
Johnson & Johnson	73,900	$ 4,499,771
TOTAL HEALTH CARE		20,645,356
INDUSTRIALS - 10.4%
Aerospace & Defense - 6.8%
Lockheed Martin Corp.	46,000	3,438,960
Northrop Grumman Corp.	27,900	1,243,782
Raytheon Co.	73,400	3,446,130
		8,128,872
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	31,900	443,410
The Brink's Co.	22,700	616,305
		1,059,715
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	26,800	1,098,264
Machinery - 0.5%
Navistar International Corp. (a)	13,400	529,836
Professional Services - 1.1%
Dun & Bradstreet Corp.	18,600	1,339,014
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	11,700	288,873
TOTAL INDUSTRIALS		12,444,574
INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	273,400	6,017,534
Computers & Peripherals - 10.3%
Apple, Inc. (a)	33,700	5,506,243
International Business Machines Corp.	50,600	5,967,258
NCR Corp. (a)	66,700	863,098
		12,336,599
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	38,200	984,414
Avnet, Inc. (a)	48,500	1,183,400
Vishay Intertechnology, Inc. (a)	78,400	557,424
		2,725,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Google, Inc. Class A (a)	3,900	$ 1,727,895
IT Services - 11.3%
Accenture Ltd. Class A	115,200	4,040,064
Affiliated Computer Services, Inc. Class A (a)	71,600	3,394,556
Broadridge Financial Solutions, Inc.	55,100	951,577
Fidelity National Information Services, Inc.	86,000	2,014,120
Genpact Ltd. (a)	118,900	1,666,978
NeuStar, Inc. Class A (a)	66,100	1,499,148
		13,566,443
Software - 1.9%
Oracle Corp.	74,800	1,655,324
Red Hat, Inc. (a)	26,800	611,844
		2,267,168
TOTAL INFORMATION TECHNOLOGY		38,640,877
MATERIALS - 3.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,900	290,940
E.I. du Pont de Nemours & Co.	10,400	321,672
Intrepid Potash, Inc. (a)	12,000	303,120
Monsanto Co.	3,700	310,800
Praxair, Inc.	4,000	312,720
The Mosaic Co.	5,600	292,040
Valhi, Inc.	23,400	307,242
		2,138,534
Metals & Mining - 2.0%
Alcoa, Inc.	26,600	312,816
Allegheny Technologies, Inc.	11,000	297,880
Cliffs Natural Resources, Inc.	11,200	306,768
Freeport-McMoRan Copper & Gold, Inc.	5,200	313,560
Newmont Mining Corp.	7,700	318,395
Nucor Corp.	6,800	302,396
Southern Copper Corp. (d)	12,500	322,000
United States Steel Corp.	7,400	294,150
		2,467,965
TOTAL MATERIALS		4,606,499
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	8,700	$ 296,583
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	5,600	284,816
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	8,500	275,825
TOTAL UTILITIES		560,641
TOTAL COMMON STOCKS (Cost $114,320,362)		119,316,941
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.37% (b)	1,277,092	1,277,092
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	954,250	954,250
TOTAL MONEY MARKET FUNDS (Cost $2,231,342)		2,231,342
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $47,000)	$ 47,000	47,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $116,598,704)		121,595,283
NET OTHER ASSETS - (1.2)%		(1,415,694)
NET ASSETS - 100%		$ 120,179,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 2,116
Barclays Capital, Inc.	8,195
Credit Suisse Securities (USA) LLC	2,150
Deutsche Bank Securities, Inc.	6,884
HSBC Securities (USA), Inc.	8,956
ING Financial Markets LLC	9,833
J.P. Morgan Securities, Inc.	1,490
Mizuho Securities USA, Inc.	1,639
Morgan Stanley & Co., Inc.	1,639
Societe Generale, New York Branch	4,098
$ 47,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,861
Fidelity Securities Lending Cash Central Fund	5,701
Total	$ 8,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $35,247,593 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $10,434,621 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $934,960 and repurchase agreements of $47,000) - See accompanying schedule: Unaffiliated issuers (cost $114,367,362)	$ 119,363,941
Fidelity Central Funds (cost $2,231,342)	2,231,342
Total Investments (cost $116,598,704)		$ 121,595,283
Cash		721
Receivable for investments sold		7,906,252
Receivable for fund shares sold		311,010
Dividends receivable		27,243
Distributions receivable from Fidelity Central Funds		902
Prepaid expenses		405
Total assets		129,841,816

Liabilities
Payable for investments purchased	$ 8,529,055
Payable for fund shares redeemed	84,601
Accrued management fee	28,562
Distribution fees payable	3,493
Other affiliated payables	35,135
Other payables and accrued expenses	27,131
Collateral on securities loaned, at value	954,250
Total liabilities		9,662,227

Net Assets		$ 120,179,589
Net Assets consist of:
Paid in capital		$ 166,714,931
Undistributed net investment income		197,669
Accumulated undistributed net realized gain (loss) on investments		(51,729,590)
Net unrealized appreciation (depreciation) on investments		4,996,579
Net Assets		$ 120,179,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,169,819 ÷ 433,551 shares)	$ 7.31

Maximum offering price per share (100/94.25 of $7.31)	$ 7.76
Class T: Net Asset Value and redemption price per share ($1,284,816 ÷ 176,359 shares)	$ 7.29

Maximum offering price per share (100/96.50 of $7.29)	$ 7.55
Class B: Net Asset Value and offering price per share ($1,335,056 ÷ 184,050 shares)A	$ 7.25

Class C: Net Asset Value and offering price per share ($1,775,232 ÷ 246,232 shares)A	$ 7.21

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($112,552,002 ÷ 15,293,538 shares)	$ 7.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,664 ÷ 8,481 shares)	$ 7.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 628,061
Interest		2
Income from Fidelity Central Funds		8,562
Total income		636,625

Expenses
Management fee Basic fee	$ 284,553
Performance adjustment	(145,206)
Transfer agent fees	174,378
Distribution fees	18,205
Accounting and security lending fees	19,768
Custodian fees and expenses	8,322
Independent trustees' compensation	385
Registration fees	52,645
Audit	24,771
Legal	220
Miscellaneous	915
Total expenses		438,956
Net investment income (loss)		197,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,446,941)
Change in net unrealized appreciation (depreciation) on investment securities		22,294,665
Net gain (loss)		18,847,724
Net increase (decrease) in net assets resulting from operations		$ 19,045,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,669	$ 552,980
Net realized gain (loss)	(3,446,941)	(39,614,848)
Change in net unrealized appreciation (depreciation)	22,294,665	(12,538,618)
Net increase (decrease) in net assets resulting from operations	19,045,393	(51,600,486)
Distributions to shareholders from net investment income	-	(628,444)
Share transactions - net increase (decrease)	10,289,253	(9,063,301)
Total increase (decrease) in net assets	29,334,646	(61,292,231)

Net Assets
Beginning of period	90,844,943	152,137,174
End of period (including undistributed net investment income of $197,669 and undistributed net investment income of $0, respectively)	$ 120,179,589	$ 90,844,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.01	.02	(.03)
Net realized and unrealized gain (loss)	1.18	(3.71)	(.72)
Total from investment operations	1.19	(3.69)	(.75)
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	-	-	(1.25)
Total distributions	-	(.04)	(1.25)
Net asset value, end of period	$ 7.31	$ 6.12	$ 9.85
Total Return B, C	19.44%	(37.49)%	(6.99)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.01%	1.20% A
Expenses net of fee waivers, if any	1.09% A	1.01%	1.20% A
Expenses net of all reductions	1.09% A	1.01%	1.20% A
Net investment income (loss)	.17% A	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,170	$ 2,159	$ 1,302
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	- I	(.01)	(.06)
Net realized and unrealized gain (loss)	1.18	(3.70)	(.69)
Total from investment operations	1.18	(3.71)	(.75)
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	-	(1.25)
Total distributions	-	(.03)	(1.25)
Net asset value, end of period	$ 7.29	$ 6.11	$ 9.85
Total Return B, C	19.31%	(37.71)%	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.40% A	1.31%	1.47% A
Expenses net of fee waivers, if any	1.40% A	1.31%	1.47% A
Expenses net of all reductions	1.40% A	1.31%	1.47% A
Net investment income (loss)	(.14)% A	(.10)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285	$ 820	$ 1,097
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.05)	(.12)
Net realized and unrealized gain (loss)	1.18	(3.69)	(.70)
Total from investment operations	1.16	(3.74)	(.82)
Distributions from net investment income	-	- I	-
Distributions from net realized gain	-	-	(1.20)
Total distributions	-	- I	(1.20)
Net asset value, end of period	$ 7.25	$ 6.09	$ 9.83
Total Return B, C	19.05%	(38.01)%	(7.62)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.83% A	1.76%	1.99% A
Expenses net of fee waivers, if any	1.83% A	1.76%	1.99% A
Expenses net of all reductions	1.83% A	1.76%	1.99% A
Net investment income (loss)	(.57)% A	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,335	$ 815	$ 543
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.11)
Net realized and unrealized gain (loss)	1.17	(3.69)	(.70)
Total from investment operations	1.15	(3.73)	(.81)
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	-	(1.22)
Total distributions	-	(.03)	(1.22)
Net asset value, end of period	$ 7.21	$ 6.06	$ 9.82
Total Return B, C	18.98%	(37.98)%	(7.54)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.82% A	1.77%	1.96% A
Expenses net of fee waivers, if any	1.82% A	1.77%	1.96% A
Expenses net of all reductions	1.82% A	1.77%	1.96% A
Net investment income (loss)	(.57)% A	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775	$ 1,441	$ 945
Portfolio turnover rate F	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Income from Investment Operations
Net investment income (loss) D	.01	.04	(.01)	- K	.02 G	(.01) H
Net realized and unrealized gain (loss)	1.20	(3.73)	(.77)	.37	1.87	.97
Total from investment operations	1.21	(3.69)	(.78)	.37	1.89	.96
Distributions from net investment income	-	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	(1.25)	(.26)	(.24)	-
Total distributions	-	(.05)	(1.25)	(.27)	(.24)	-
Redemption fees added to paid in capital D	-	-	-	- J, K	- K	- K
Net asset value, end of period	$ 7.36	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17
Total Return B, C	19.67%	(37.36)%	(7.26)%	3.20%	18.66%	10.42%
Ratios to Average Net Assets E, I
Expenses before reductions	.83% A	.75%	1.03%	1.10%	1.12%	1.30%
Expenses net of fee waivers, if any	.83% A	.74%	.99%	1.00%	1.00%	1.20%
Expenses net of all reductions	.83% A	.74%	.98%	.99%	.94%	1.13%
Net investment income (loss)	.43% A	.47%	(.07)%	.02%	.15% G	(.07)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,552	$ 85,332	$ 147,864	$ 183,515	$ 157,513	$ 49,453
Portfolio turnover rate F	381% A	355%	428%	189%	268%	274%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The redemption fee was eliminated during the year ended January 31, 2007.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.02	.04	- H
Net realized and unrealized gain (loss)	1.19	(3.72)	(.70)
Total from investment operations	1.21	(3.68)	(.70)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	-	(1.27)
Total distributions	-	(.02)	(1.27)
Net asset value, end of period	$ 7.39	$ 6.18	$ 9.88
Total Return B	19.58%	(37.29)%	(6.64)%
Ratios to Average Net Assets D, G
Expenses before reductions	.77% A	.68%	.88% A
Expenses net of fee waivers, if any	.77% A	.68%	.88% A
Expenses net of all reductions	.77% A	.68%	.88% A
Net investment income (loss)	.49% A	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 277	$ 386
Portfolio turnover rate E	381% A	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,619,328
Unrealized depreciation	(4,757,722)
Net unrealized appreciation (depreciation)	$ 3,861,606

Cost for federal income tax purposes	$ 117,733,677

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $201,461,592 and $190,807,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the fund, Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,130	$ 123
Class T	.25%	.25%	2,416	26
Class B	.75%	.25%	5,243	3,938
Class C	.75%	.25%	7,416	2,977
			$ 18,205	$ 7,064

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,378
Class T	672
Class B*	1,498
Class C*	155
$ 5,703

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,453.35
Class T	2,025.42
Class B	1,831.35
Class C	2,538.34
Large Cap Growth	163,283.34
Institutional Class	248.28
	$ 174,378

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,990 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $332 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,701.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ -	$ 9,774
Class T	-	2,782
Class B	-	466
Class C	-	8,869
Large Cap Growth	-	606,381
Institutional Class	-	172
Total	$ -	$ 628,444

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	166,243	414,086	$ 1,055,579	$ 3,162,715
Reinvestment of distributions	-	1,520	-	9,529
Shares redeemed	(85,482)	(194,988)	(546,711)	(1,396,004)
Net increase (decrease)	80,761	220,618	$ 508,868	$ 1,776,240
Class T
Shares sold	55,003	113,152	$ 356,606	$ 859,518
Reinvestment of distributions	-	433	-	2,713
Shares redeemed	(12,870)	(90,807)	(81,020)	(834,766)
Net increase (decrease)	42,133	22,778	$ 275,586	$ 27,465
Class B
Shares sold	69,959	104,839	$ 427,270	$ 787,932
Reinvestment of distributions	-	70	-	441
Shares redeemed	(19,697)	(26,358)	(121,876)	(226,449)
Net increase (decrease)	50,262	78,551	$ 305,394	$ 561,924
Class C
Shares sold	90,860	337,839	$ 589,032	$ 2,280,306
Reinvestment of distributions	-	776	-	4,819
Shares redeemed	(82,573)	(196,903)	(527,175)	(1,364,771)
Net increase (decrease)	8,287	141,712	$ 61,857	$ 920,354
Large Cap Growth
Shares sold	4,385,326	5,900,959	$ 28,340,811	$ 48,153,094
Reinvestment of distributions	-	94,678	-	596,470
Shares redeemed	(2,961,476)	(7,073,256)	(18,972,276)	(61,097,033)
Net increase (decrease)	1,423,850	(1,077,619)	$ 9,368,535	$ (12,347,469)
Institutional Class
Shares sold	558	45,727	$ 3,354	$ 332,736
Reinvestment of distributions	-	19	-	119
Shares redeemed	(36,996)	(39,895)	(234,341)	(334,670)
Net increase (decrease)	(36,438)	5,851	$ (230,987)	$ (1,815)

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11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Large Cap Growth (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Large Cap Growth (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Growth (retail class) of the fund was in the second quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also stated that the investment performance of Fidelity Large Cap Growth (retail class) of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Large Cap Growth (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Growth (retail class) ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCGI-USAN-0909
1.900738.100

Fidelity®
Large Cap Value
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.14%
Actual		$ 1,000.00	$ 1,152.80	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.44%
Actual		$ 1,000.00	$ 1,149.70	$ 7.68
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.98%
Actual		$ 1,000.00	$ 1,148.30	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.98	$ 9.89
Class C	1.89%
Actual		$ 1,000.00	$ 1,148.70	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.44
Large Cap Value	.87%
Actual		$ 1,000.00	$ 1,153.80	$ 4.65
Hypothetical A		$ 1,000.00	$ 1,020.48	$ 4.36
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,154.20	$ 4.59
Hypothetical A		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	7.1
JPMorgan Chase & Co.	4.0	2.4
Chevron Corp.	4.0	4.0
Bank of America Corp.	3.3	1.1
Pfizer, Inc.	3.2	3.4
Goldman Sachs Group, Inc.	2.6	1.1
AT&T, Inc.	2.5	3.2
General Electric Co.	2.2	2.1
Morgan Stanley	1.6	0.8
Merck & Co., Inc.	1.6	0.0
	29.6
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	19.7
Energy	19.5	19.1
Industrials	10.6	8.6
Health Care	9.8	14.3
Consumer Discretionary	9.0	8.2
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 100.0%		Stocks 99.3%
	Short-Term Investments and Net Other Assets† 0.0%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	5.8%	** Foreign investments	3.2%

†Amount represents less than 0.1%.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	292,200	$ 4,862,208
Darden Restaurants, Inc.	145,900	4,725,701
Wyndham Worldwide Corp.	419,400	5,850,630
		15,438,539
Household Durables - 0.8%
Whirlpool Corp.	137,900	7,872,711
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	889,000	12,437,110
Time Warner Cable, Inc.	227,600	7,524,456
Viacom, Inc. Class B (non-vtg.) (a)	433,200	10,032,912
		29,994,478
Multiline Retail - 0.8%
Macy's, Inc.	565,600	7,867,496
Specialty Retail - 2.4%
Aeropostale, Inc. (a)	139,400	5,074,160
AutoNation, Inc. (a)(d)	298,900	6,181,252
AutoZone, Inc. (a)	31,400	4,822,098
Best Buy Co., Inc.	203,100	7,589,847
		23,667,357
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	88,300	5,567,315
TOTAL CONSUMER DISCRETIONARY		90,407,896
CONSUMER STAPLES - 5.8%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	285,000	5,355,150
Molson Coors Brewing Co. Class B	137,900	6,234,459
Pepsi Bottling Group, Inc.	142,300	4,831,085
		16,420,694
Food Products - 2.8%
Archer Daniels Midland Co.	228,300	6,876,396
Bunge Ltd. (d)	100,400	7,024,988
Kraft Foods, Inc. Class A	313,500	8,884,590
Tyson Foods, Inc. Class A	442,100	5,053,203
		27,839,177
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Energizer Holdings, Inc. (a)	89,400	$ 5,726,964
Procter & Gamble Co.	46,900	2,603,419
		8,330,383
Tobacco - 0.5%
Lorillard, Inc.	70,600	5,204,632
TOTAL CONSUMER STAPLES		57,794,886
ENERGY - 19.5%
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (a)	193,500	5,580,540
ENSCO International, Inc.	157,300	5,960,097
National Oilwell Varco, Inc. (a)	375,400	13,491,876
Pride International, Inc. (a)	351,400	8,809,598
Transocean Ltd. (a)	125,900	10,032,971
		43,875,082
Oil, Gas & Consumable Fuels - 15.1%
Chesapeake Energy Corp.	378,000	8,104,320
Chevron Corp.	571,900	39,729,893
ConocoPhillips	89,100	3,894,561
Exxon Mobil Corp.	657,300	46,267,348
Foundation Coal Holdings, Inc.	97,700	3,510,361
Marathon Oil Corp.	464,900	14,993,025
Occidental Petroleum Corp.	173,900	12,406,026
Sunoco, Inc.	331,600	8,187,204
Tesoro Corp.	341,200	4,466,308
Valero Energy Corp.	533,300	9,599,400
		151,158,446
TOTAL ENERGY		195,033,528
FINANCIALS - 22.5%
Capital Markets - 5.5%
BlackRock, Inc. Class A	30,000	5,716,200
Goldman Sachs Group, Inc.	160,200	26,160,660
Invesco Ltd.	343,200	6,778,200
Morgan Stanley	557,500	15,888,750
		54,543,810
Commercial Banks - 2.6%
Comerica, Inc.	244,400	5,826,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	350,600	$ 6,836,700
Wells Fargo & Co.	544,500	13,318,470
		25,981,666
Consumer Finance - 2.0%
American Express Co.	350,100	9,918,333
Capital One Financial Corp.	331,700	10,183,190
		20,101,523
Diversified Financial Services - 7.3%
Bank of America Corp.	2,217,100	32,790,909
JPMorgan Chase & Co.	1,049,700	40,570,905
		73,361,814
Insurance - 5.1%
Axis Capital Holdings Ltd.	204,594	5,822,745
MetLife, Inc.	278,800	9,465,260
RenaissanceRe Holdings Ltd.	116,800	5,869,200
The Travelers Companies, Inc.	355,500	15,311,385
Unum Group	510,400	9,580,208
Validus Holdings Ltd.	220,300	5,000,810
		51,049,608
TOTAL FINANCIALS		225,038,421
HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 0.4%
Cooper Companies, Inc.	156,400	4,291,616
Health Care Providers & Services - 2.2%
CIGNA Corp.	242,700	6,892,680
Community Health Systems, Inc. (a)	184,500	5,225,040
Health Management Associates, Inc. Class A (a)	809,800	4,883,094
Humana, Inc. (a)	156,600	5,144,310
		22,145,124
Pharmaceuticals - 7.2%
Johnson & Johnson	213,400	12,993,926
Merck & Co., Inc.	528,600	15,863,286
Mylan, Inc. (a)(d)	382,400	5,043,856
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,029,200	$ 32,325,156
Watson Pharmaceuticals, Inc. (a)	160,500	5,574,165
		71,800,389
TOTAL HEALTH CARE		98,237,129
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.8%
Goodrich Corp.	141,000	7,241,760
Honeywell International, Inc.	285,400	9,903,380
Northrop Grumman Corp.	165,000	7,355,700
Precision Castparts Corp.	63,900	5,099,859
United Technologies Corp.	148,300	8,077,901
		37,678,600
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	182,200	6,003,490
Thomas & Betts Corp. (a)	171,600	4,571,424
		10,574,914
Industrial Conglomerates - 2.2%
General Electric Co.	1,645,100	22,044,340
Machinery - 1.2%
Caterpillar, Inc.	130,100	5,732,206
Oshkosh Co.	231,200	6,346,440
		12,078,646
Road & Rail - 2.4%
CSX Corp.	327,700	13,147,324
Union Pacific Corp.	184,800	10,629,696
		23,777,020
TOTAL INDUSTRIALS		106,153,520
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.6%
Tellabs, Inc. (a)	975,100	5,655,580
Computers & Peripherals - 2.7%
Dell, Inc. (a)	387,100	5,179,398
EMC Corp. (a)	744,600	11,213,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	456,700	$ 5,498,668
Western Digital Corp. (a)	180,100	5,448,025
		27,339,767
Internet Software & Services - 0.9%
eBay, Inc. (a)	409,800	8,708,250
IT Services - 1.7%
Accenture Ltd. Class A	140,000	4,909,800
Computer Sciences Corp. (a)	129,500	6,238,015
Fidelity National Information Services, Inc.	258,100	6,044,702
		17,192,517
TOTAL INFORMATION TECHNOLOGY		58,896,114
MATERIALS - 4.4%
Chemicals - 2.7%
Ashland, Inc.	191,400	6,342,996
Dow Chemical Co.	502,900	10,646,393
Lubrizol Corp.	96,500	5,590,245
Terra Industries, Inc.	159,800	4,659,768
		27,239,402
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	176,000	5,973,440
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	128,500	7,748,550
Reliance Steel & Aluminum Co.	75,200	2,534,992
		10,283,542
TOTAL MATERIALS		43,496,384
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	958,862	25,150,950
Qwest Communications International, Inc.	2,094,100	8,083,226
Verizon Communications, Inc.	446,500	14,319,255
		47,553,431
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	1,581,200	6,324,800
TOTAL TELECOMMUNICATION SERVICES		53,878,231
Common Stocks - continued
	Shares	Value
UTILITIES - 7.1%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	264,700	$ 8,195,112
Exelon Corp.	220,600	11,219,716
FirstEnergy Corp.	249,000	10,258,800
		29,673,628
Independent Power Producers & Energy Traders - 1.5%
AES Corp.	308,600	3,946,994
Constellation Energy Group, Inc.	189,500	5,438,650
NRG Energy, Inc. (a)	218,700	5,950,827
		15,336,471
Multi-Utilities - 2.6%
PG&E Corp.	321,600	12,982,992
Sempra Energy	241,700	12,672,331
		25,655,323
TOTAL UTILITIES		70,665,422
TOTAL COMMON STOCKS (Cost $960,441,114)		999,601,531
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.37% (b)	8,123,125	8,123,125
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	11,413,325	11,413,325
TOTAL MONEY MARKET FUNDS (Cost $19,536,450)		19,536,450
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $979,977,564)		1,019,137,981
NET OTHER ASSETS - (1.9)%		(19,361,673)
NET ASSETS - 100%		$ 999,776,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,260
Fidelity Securities Lending Cash Central Fund	19,343
Total	$ 30,603
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $321,741,584 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $138,118,882 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,143,750) - See accompanying schedule: Unaffiliated issuers (cost $960,441,114)	$ 999,601,531
Fidelity Central Funds (cost $19,536,450)	19,536,450
Total Investments (cost $979,977,564)		$ 1,019,137,981
Receivable for investments sold		14,972,871
Receivable for fund shares sold		1,174,233
Dividends receivable		893,327
Distributions receivable from Fidelity Central Funds		2,220
Prepaid expenses		4,737
Total assets		1,036,185,369

Liabilities
Payable for investments purchased	$ 20,389,138
Payable for fund shares redeemed	3,900,073
Accrued management fee	354,362
Distribution fees payable	12,814
Other affiliated payables	309,346
Other payables and accrued expenses	30,003
Collateral on securities loaned, at value	11,413,325
Total liabilities		36,409,061

Net Assets		$ 999,776,308
Net Assets consist of:
Paid in capital		$ 1,600,096,625
Undistributed net investment income		8,187,415
Accumulated undistributed net realized gain (loss) on investments		(647,668,149)
Net unrealized appreciation (depreciation) on investments		39,160,417
Net Assets		$ 999,776,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,945,981 ÷ 2,993,712 shares)	$ 8.67

Maximum offering price per share (100/94.25 of $8.67)	$ 9.20
Class T: Net Asset Value and redemption price per share ($8,045,279 ÷ 928,820 shares)	$ 8.66

Maximum offering price per share (100/96.50 of $8.66)	$ 8.97
Class B: Net Asset Value and offering price per share ($2,407,464 ÷ 278,641 shares)A	$ 8.64

Class C: Net Asset Value and offering price per share ($2,893,800 ÷ 336,460 shares)A	$ 8.60

Large Cap Value: Net Asset Value, offering price and redemption price per share ($958,196,484 ÷ 109,952,983 shares)	$ 8.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,287,300 ÷ 263,189 shares)	$ 8.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 12,538,032
Interest		149
Income from Fidelity Central Funds		30,603
Total income		12,568,784

Expenses
Management fee Basic fee	$ 2,626,485
Performance adjustment	(502,273)
Transfer agent fees	1,607,058
Distribution fees	78,417
Accounting and security lending fees	178,376
Custodian fees and expenses	17,803
Independent trustees' compensation	3,707
Registration fees	62,314
Audit	26,454
Legal	2,137
Interest	1,266
Miscellaneous	12,407
Total expenses		4,114,151
Net investment income (loss)		8,454,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(104,600,888)
Change in net unrealized appreciation (depreciation) on investment securities		232,496,856
Net gain (loss)		127,895,968
Net increase (decrease) in net assets resulting from operations		$ 136,350,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,454,633	$ 23,185,854
Net realized gain (loss)	(104,600,888)	(484,734,693)
Change in net unrealized appreciation (depreciation)	232,496,856	(215,394,000)
Net increase (decrease) in net assets resulting from operations	136,350,601	(676,942,839)
Distributions to shareholders from net investment income	(1,212,441)	(22,112,922)
Share transactions - net increase (decrease)	(90,477,370)	150,719,093
Total increase (decrease) in net assets	44,660,790	(548,336,668)

Net Assets
Beginning of period	955,115,518	1,503,452,186
End of period (including undistributed net investment income of $8,187,415 and undistributed net investment income of $945,223, respectively)	$ 999,776,308	$ 955,115,518

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.06	.16	.12
Net realized and unrealized gain (loss)	1.09	(6.00)	(1.00)
Total from investment operations	1.15	(5.84)	(.88)
Distributions from net investment income	(.01)	(.17)	(.12)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.17)	(.99)
Net asset value, end of period	$ 8.67	$ 7.53	$ 13.54
Total Return B, C	15.28%	(43.20)%	(6.04)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.17%	1.22% A
Expenses net of fee waivers, if any	1.14% A	1.17%	1.22% A
Expenses net of all reductions	1.14% A	1.17%	1.22% A
Net investment income (loss)	1.56% A	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,946	$ 22,577	$ 9,774
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.05	.12	.08
Net realized and unrealized gain (loss)	1.08	(5.97)	(1.01)
Total from investment operations	1.13	(5.85)	(.93)
Distributions from net investment income	(.01)	(.14)	(.08)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.14)	(.95)
Net asset value, end of period	$ 8.66	$ 7.54	$ 13.53
Total Return B, C	14.97%	(43.34)%	(6.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.44% A	1.49%	1.47% A
Expenses net of fee waivers, if any	1.44% A	1.49%	1.47% A
Expenses net of all reductions	1.44% A	1.49%	1.47% A
Net investment income (loss)	1.26% A	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,045	$ 9,792	$ 5,976
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.03	.07	.01
Net realized and unrealized gain (loss)	1.09	(5.98)	(1.00)
Total from investment operations	1.12	(5.91)	(.99)
Distributions from net investment income	(.01)	(.10)	(.01)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.10)	(.88)
Net asset value, end of period	$ 8.64	$ 7.53	$ 13.54
Total Return B, C, D	14.83%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.98% A	2.07%	1.99% A
Expenses net of fee waivers, if any	1.98% A	2.00%	1.99% A
Expenses net of all reductions	1.98% A	2.00%	1.99% A
Net investment income (loss)	.72% A	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407	$ 2,600	$ 1,860
Portfolio turnover rate G	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.03	.08	.01
Net realized and unrealized gain (loss)	1.08	(5.97)	(.98)
Total from investment operations	1.11	(5.89)	(.97)
Distributions from net investment income	- I	(.14)	(.05)
Distributions from net realized gain	-	-	(.87)
Total distributions	- I	(.14)	(.92)
Net asset value, end of period	$ 8.60	$ 7.49	$ 13.52
Total Return B, C	14.87%	(43.65)%	(6.61)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.89% A	1.91%	1.94% A
Expenses net of fee waivers, if any	1.89% A	1.91%	1.94% A
Expenses net of all reductions	1.89% A	1.91%	1.94% A
Net investment income (loss)	.81% A	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,894	$ 2,352	$ 1,208
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Income from Invest ment Operations
Net investment income (loss) D	.07	.20	.18	.16	.17	.09 G
Net realized and unrealized gain (loss)	1.09	(6.02)	(.80)	1.80	1.87	1.47
Total from investment operations	1.16	(5.82)	(.62)	1.96	2.04	1.56
Distributions from net investment income	(.01)	(.19)	(.13)	(.13)	(.11)	(.05)
Distributions from net realized gain	-	-	(.87)	(.26)	(.35)	(.11)
Total distributions	(.01)	(.19)	(1.00)	(.39)	(.46)	(.16)
Redemption fees added to paid in capital D	-	-	-	- I, J	- J	- J
Net asset value, end of period	$ 8.71	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04
Total Return B, C	15.38%	(43.03)%	(4.39)%	14.63%	17.09%	14.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.86%	.86%	.89%	.89%	1.07%
Expenses net of fee waivers, if any	.87% A	.86%	.85%	.89%	.89%	1.07%
Expenses net of all reductions	.87% A	.86%	.85%	.89%	.84%	1.05%
Net investment income (loss)	1.83% A	1.78%	1.18%	1.10%	1.32%	.79% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 958,196	$ 916,490	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004
Portfolio turnover rate F	232% A	243%	204%	164%	175%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended January 31, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07	.20	.17
Net realized and unrealized gain (loss)	1.09	(6.01)	(1.02)
Total from investment operations	1.16	(5.81)	(.85)
Distributions from net investment income	(.01)	(.19)	(.15)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.19)	(1.02)
Net asset value, end of period	$ 8.69	$ 7.54	$ 13.54
Total Return B, C	15.42%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.85%	.85% A
Expenses net of fee waivers, if any	.86% A	.85%	.85% A
Expenses net of all reductions	.86% A	.85%	.84% A
Net investment income (loss)	1.84% A	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,287	$ 1,304	$ 1,060
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,542,435
Unrealized depreciation	(111,528,532)
Net unrealized appreciation (depreciation)	$ (18,986,097)
Cost for federal income tax purposes	$ 1,038,124,078

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,078,386,366 and $1,154,583,244, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29,955	$ 8,084
Class T	.25%	.25%	23,102	393
Class B	.75%	.25%	12,748	9,607
Class C	.75%	.25%	12,612	2,687
			$ 78,417	$ 20,771

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,046
Class T	2,126
Class B*	2,343
Class C*	674
$ 13,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 44,172.37
Class T	19,244.42
Class B	5,767.45
Class C	4,610.37
Large Cap Value	1,530,145.34
Institutional Class	3,120.34
	$ 1,607,058

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $41,926 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,071,176.44%		$ 1,266

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,361 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,343.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ 25,096	$ 399,383
Class T	9,481	87,114
Class B	1,794	18,848
Class C	954	36,670
Large Cap Value	1,172,878	21,539,806
Institutional Class	2,238	31,101
Total	$ 1,212,441	$ 22,112,922

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	842,346	2,638,195	$ 6,321,971	$ 27,871,103
Reinvestment of distributions	3,644	47,822	24,238	389,751
Shares redeemed	(850,962)	(409,267)	(6,611,798)	(4,315,737)
Net increase (decrease)	(4,972)	2,276,750	$ (265,589)	$ 23,945,117
Class T
Shares sold	256,038	1,279,457	$ 1,878,368	$ 11,375,150
Reinvestment of distributions	1,397	9,970	9,333	81,353
Shares redeemed	(628,133)	(431,602)	(4,918,616)	(3,878,420)
Net increase (decrease)	(370,698)	857,825	$ (3,030,915)	$ 7,578,083
Class B
Shares sold	83,688	271,854	$ 619,129	$ 2,451,167
Reinvestment of distributions	262	2,178	1,746	17,794
Shares redeemed	(150,443)	(66,302)	(1,178,603)	(798,370)
Net increase (decrease)	(66,493)	207,730	$ (557,728)	$ 1,670,591
Class C
Shares sold	103,130	290,474	$ 765,895	$ 2,829,293
Reinvestment of distributions	125	3,943	831	32,014
Shares redeemed	(80,708)	(69,872)	(587,526)	(719,269)
Net increase (decrease)	22,547	224,545	$ 179,200	$ 2,142,038
Large Cap Value
Shares sold	17,491,730	45,983,905	$ 129,123,648	$ 502,325,155
Reinvestment of distributions	171,886	2,580,327	1,151,727	21,132,879
Shares redeemed	(28,901,701)	(36,697,448)	(217,702,089)	(409,090,614)
Net increase (decrease)	(11,238,085)	11,866,784	$ (87,426,714)	$ 114,367,420
Institutional Class
Shares sold	126,268	164,623	$ 885,162	$ 1,810,331
Reinvestment of distributions	334	3,731	2,233	30,444
Shares redeemed	(36,358)	(73,670)	(263,019)	(824,931)
Net increase (decrease)	90,244	94,684	$ 624,376	$ 1,015,844

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Large Cap Value (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Large Cap Value (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Value (retail class) of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Large Cap Value (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Value (retail class) ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LCV-USAN-0909
1.900196.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity®
Large Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.14%
Actual		$ 1,000.00	$ 1,152.80	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.44%
Actual		$ 1,000.00	$ 1,149.70	$ 7.68
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.98%
Actual		$ 1,000.00	$ 1,148.30	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.98	$ 9.89
Class C	1.89%
Actual		$ 1,000.00	$ 1,148.70	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.44
Large Cap Value	.87%
Actual		$ 1,000.00	$ 1,153.80	$ 4.65
Hypothetical A		$ 1,000.00	$ 1,020.48	$ 4.36
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,154.20	$ 4.59
Hypothetical A		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	7.1
JPMorgan Chase & Co.	4.0	2.4
Chevron Corp.	4.0	4.0
Bank of America Corp.	3.3	1.1
Pfizer, Inc.	3.2	3.4
Goldman Sachs Group, Inc.	2.6	1.1
AT&T, Inc.	2.5	3.2
General Electric Co.	2.2	2.1
Morgan Stanley	1.6	0.8
Merck & Co., Inc.	1.6	0.0
	29.6
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	19.7
Energy	19.5	19.1
Industrials	10.6	8.6
Health Care	9.8	14.3
Consumer Discretionary	9.0	8.2
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 100.0%		Stocks 99.3%
	Short-Term Investments and Net Other Assets† 0.0%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	5.8%	** Foreign investments	3.2%

†Amount represents less than 0.1%.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	292,200	$ 4,862,208
Darden Restaurants, Inc.	145,900	4,725,701
Wyndham Worldwide Corp.	419,400	5,850,630
		15,438,539
Household Durables - 0.8%
Whirlpool Corp.	137,900	7,872,711
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	889,000	12,437,110
Time Warner Cable, Inc.	227,600	7,524,456
Viacom, Inc. Class B (non-vtg.) (a)	433,200	10,032,912
		29,994,478
Multiline Retail - 0.8%
Macy's, Inc.	565,600	7,867,496
Specialty Retail - 2.4%
Aeropostale, Inc. (a)	139,400	5,074,160
AutoNation, Inc. (a)(d)	298,900	6,181,252
AutoZone, Inc. (a)	31,400	4,822,098
Best Buy Co., Inc.	203,100	7,589,847
		23,667,357
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	88,300	5,567,315
TOTAL CONSUMER DISCRETIONARY		90,407,896
CONSUMER STAPLES - 5.8%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	285,000	5,355,150
Molson Coors Brewing Co. Class B	137,900	6,234,459
Pepsi Bottling Group, Inc.	142,300	4,831,085
		16,420,694
Food Products - 2.8%
Archer Daniels Midland Co.	228,300	6,876,396
Bunge Ltd. (d)	100,400	7,024,988
Kraft Foods, Inc. Class A	313,500	8,884,590
Tyson Foods, Inc. Class A	442,100	5,053,203
		27,839,177
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Energizer Holdings, Inc. (a)	89,400	$ 5,726,964
Procter & Gamble Co.	46,900	2,603,419
		8,330,383
Tobacco - 0.5%
Lorillard, Inc.	70,600	5,204,632
TOTAL CONSUMER STAPLES		57,794,886
ENERGY - 19.5%
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (a)	193,500	5,580,540
ENSCO International, Inc.	157,300	5,960,097
National Oilwell Varco, Inc. (a)	375,400	13,491,876
Pride International, Inc. (a)	351,400	8,809,598
Transocean Ltd. (a)	125,900	10,032,971
		43,875,082
Oil, Gas & Consumable Fuels - 15.1%
Chesapeake Energy Corp.	378,000	8,104,320
Chevron Corp.	571,900	39,729,893
ConocoPhillips	89,100	3,894,561
Exxon Mobil Corp.	657,300	46,267,348
Foundation Coal Holdings, Inc.	97,700	3,510,361
Marathon Oil Corp.	464,900	14,993,025
Occidental Petroleum Corp.	173,900	12,406,026
Sunoco, Inc.	331,600	8,187,204
Tesoro Corp.	341,200	4,466,308
Valero Energy Corp.	533,300	9,599,400
		151,158,446
TOTAL ENERGY		195,033,528
FINANCIALS - 22.5%
Capital Markets - 5.5%
BlackRock, Inc. Class A	30,000	5,716,200
Goldman Sachs Group, Inc.	160,200	26,160,660
Invesco Ltd.	343,200	6,778,200
Morgan Stanley	557,500	15,888,750
		54,543,810
Commercial Banks - 2.6%
Comerica, Inc.	244,400	5,826,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	350,600	$ 6,836,700
Wells Fargo & Co.	544,500	13,318,470
		25,981,666
Consumer Finance - 2.0%
American Express Co.	350,100	9,918,333
Capital One Financial Corp.	331,700	10,183,190
		20,101,523
Diversified Financial Services - 7.3%
Bank of America Corp.	2,217,100	32,790,909
JPMorgan Chase & Co.	1,049,700	40,570,905
		73,361,814
Insurance - 5.1%
Axis Capital Holdings Ltd.	204,594	5,822,745
MetLife, Inc.	278,800	9,465,260
RenaissanceRe Holdings Ltd.	116,800	5,869,200
The Travelers Companies, Inc.	355,500	15,311,385
Unum Group	510,400	9,580,208
Validus Holdings Ltd.	220,300	5,000,810
		51,049,608
TOTAL FINANCIALS		225,038,421
HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 0.4%
Cooper Companies, Inc.	156,400	4,291,616
Health Care Providers & Services - 2.2%
CIGNA Corp.	242,700	6,892,680
Community Health Systems, Inc. (a)	184,500	5,225,040
Health Management Associates, Inc. Class A (a)	809,800	4,883,094
Humana, Inc. (a)	156,600	5,144,310
		22,145,124
Pharmaceuticals - 7.2%
Johnson & Johnson	213,400	12,993,926
Merck & Co., Inc.	528,600	15,863,286
Mylan, Inc. (a)(d)	382,400	5,043,856
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,029,200	$ 32,325,156
Watson Pharmaceuticals, Inc. (a)	160,500	5,574,165
		71,800,389
TOTAL HEALTH CARE		98,237,129
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.8%
Goodrich Corp.	141,000	7,241,760
Honeywell International, Inc.	285,400	9,903,380
Northrop Grumman Corp.	165,000	7,355,700
Precision Castparts Corp.	63,900	5,099,859
United Technologies Corp.	148,300	8,077,901
		37,678,600
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	182,200	6,003,490
Thomas & Betts Corp. (a)	171,600	4,571,424
		10,574,914
Industrial Conglomerates - 2.2%
General Electric Co.	1,645,100	22,044,340
Machinery - 1.2%
Caterpillar, Inc.	130,100	5,732,206
Oshkosh Co.	231,200	6,346,440
		12,078,646
Road & Rail - 2.4%
CSX Corp.	327,700	13,147,324
Union Pacific Corp.	184,800	10,629,696
		23,777,020
TOTAL INDUSTRIALS		106,153,520
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.6%
Tellabs, Inc. (a)	975,100	5,655,580
Computers & Peripherals - 2.7%
Dell, Inc. (a)	387,100	5,179,398
EMC Corp. (a)	744,600	11,213,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	456,700	$ 5,498,668
Western Digital Corp. (a)	180,100	5,448,025
		27,339,767
Internet Software & Services - 0.9%
eBay, Inc. (a)	409,800	8,708,250
IT Services - 1.7%
Accenture Ltd. Class A	140,000	4,909,800
Computer Sciences Corp. (a)	129,500	6,238,015
Fidelity National Information Services, Inc.	258,100	6,044,702
		17,192,517
TOTAL INFORMATION TECHNOLOGY		58,896,114
MATERIALS - 4.4%
Chemicals - 2.7%
Ashland, Inc.	191,400	6,342,996
Dow Chemical Co.	502,900	10,646,393
Lubrizol Corp.	96,500	5,590,245
Terra Industries, Inc.	159,800	4,659,768
		27,239,402
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	176,000	5,973,440
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	128,500	7,748,550
Reliance Steel & Aluminum Co.	75,200	2,534,992
		10,283,542
TOTAL MATERIALS		43,496,384
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	958,862	25,150,950
Qwest Communications International, Inc.	2,094,100	8,083,226
Verizon Communications, Inc.	446,500	14,319,255
		47,553,431
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	1,581,200	6,324,800
TOTAL TELECOMMUNICATION SERVICES		53,878,231
Common Stocks - continued
	Shares	Value
UTILITIES - 7.1%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	264,700	$ 8,195,112
Exelon Corp.	220,600	11,219,716
FirstEnergy Corp.	249,000	10,258,800
		29,673,628
Independent Power Producers & Energy Traders - 1.5%
AES Corp.	308,600	3,946,994
Constellation Energy Group, Inc.	189,500	5,438,650
NRG Energy, Inc. (a)	218,700	5,950,827
		15,336,471
Multi-Utilities - 2.6%
PG&E Corp.	321,600	12,982,992
Sempra Energy	241,700	12,672,331
		25,655,323
TOTAL UTILITIES		70,665,422
TOTAL COMMON STOCKS (Cost $960,441,114)		999,601,531
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.37% (b)	8,123,125	8,123,125
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	11,413,325	11,413,325
TOTAL MONEY MARKET FUNDS (Cost $19,536,450)		19,536,450
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $979,977,564)		1,019,137,981
NET OTHER ASSETS - (1.9)%		(19,361,673)
NET ASSETS - 100%		$ 999,776,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,260
Fidelity Securities Lending Cash Central Fund	19,343
Total	$ 30,603
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $321,741,584 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $138,118,882 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,143,750) - See accompanying schedule: Unaffiliated issuers (cost $960,441,114)	$ 999,601,531
Fidelity Central Funds (cost $19,536,450)	19,536,450
Total Investments (cost $979,977,564)		$ 1,019,137,981
Receivable for investments sold		14,972,871
Receivable for fund shares sold		1,174,233
Dividends receivable		893,327
Distributions receivable from Fidelity Central Funds		2,220
Prepaid expenses		4,737
Total assets		1,036,185,369

Liabilities
Payable for investments purchased	$ 20,389,138
Payable for fund shares redeemed	3,900,073
Accrued management fee	354,362
Distribution fees payable	12,814
Other affiliated payables	309,346
Other payables and accrued expenses	30,003
Collateral on securities loaned, at value	11,413,325
Total liabilities		36,409,061

Net Assets		$ 999,776,308
Net Assets consist of:
Paid in capital		$ 1,600,096,625
Undistributed net investment income		8,187,415
Accumulated undistributed net realized gain (loss) on investments		(647,668,149)
Net unrealized appreciation (depreciation) on investments		39,160,417
Net Assets		$ 999,776,308
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,945,981 ÷ 2,993,712 shares)	$ 8.67

Maximum offering price per share (100/94.25 of $8.67)	$ 9.20
Class T: Net Asset Value and redemption price per share ($8,045,279 ÷ 928,820 shares)	$ 8.66

Maximum offering price per share (100/96.50 of $8.66)	$ 8.97
Class B: Net Asset Value and offering price per share ($2,407,464 ÷ 278,641 shares)A	$ 8.64

Class C: Net Asset Value and offering price per share ($2,893,800 ÷ 336,460 shares)A	$ 8.60

Large Cap Value: Net Asset Value, offering price and redemption price per share ($958,196,484 ÷ 109,952,983 shares)	$ 8.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,287,300 ÷ 263,189 shares)	$ 8.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 12,538,032
Interest		149
Income from Fidelity Central Funds		30,603
Total income		12,568,784

Expenses
Management fee Basic fee	$ 2,626,485
Performance adjustment	(502,273)
Transfer agent fees	1,607,058
Distribution fees	78,417
Accounting and security lending fees	178,376
Custodian fees and expenses	17,803
Independent trustees' compensation	3,707
Registration fees	62,314
Audit	26,454
Legal	2,137
Interest	1,266
Miscellaneous	12,407
Total expenses		4,114,151
Net investment income (loss)		8,454,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(104,600,888)
Change in net unrealized appreciation (depreciation) on investment securities		232,496,856
Net gain (loss)		127,895,968
Net increase (decrease) in net assets resulting from operations		$ 136,350,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,454,633	$ 23,185,854
Net realized gain (loss)	(104,600,888)	(484,734,693)
Change in net unrealized appreciation (depreciation)	232,496,856	(215,394,000)
Net increase (decrease) in net assets resulting from operations	136,350,601	(676,942,839)
Distributions to shareholders from net investment income	(1,212,441)	(22,112,922)
Share transactions - net increase (decrease)	(90,477,370)	150,719,093
Total increase (decrease) in net assets	44,660,790	(548,336,668)

Net Assets
Beginning of period	955,115,518	1,503,452,186
End of period (including undistributed net investment income of $8,187,415 and undistributed net investment income of $945,223, respectively)	$ 999,776,308	$ 955,115,518

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.06	.16	.12
Net realized and unrealized gain (loss)	1.09	(6.00)	(1.00)
Total from investment operations	1.15	(5.84)	(.88)
Distributions from net investment income	(.01)	(.17)	(.12)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.17)	(.99)
Net asset value, end of period	$ 8.67	$ 7.53	$ 13.54
Total Return B, C	15.28%	(43.20)%	(6.04)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.17%	1.22% A
Expenses net of fee waivers, if any	1.14% A	1.17%	1.22% A
Expenses net of all reductions	1.14% A	1.17%	1.22% A
Net investment income (loss)	1.56% A	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,946	$ 22,577	$ 9,774
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.05	.12	.08
Net realized and unrealized gain (loss)	1.08	(5.97)	(1.01)
Total from investment operations	1.13	(5.85)	(.93)
Distributions from net investment income	(.01)	(.14)	(.08)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.14)	(.95)
Net asset value, end of period	$ 8.66	$ 7.54	$ 13.53
Total Return B, C	14.97%	(43.34)%	(6.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.44% A	1.49%	1.47% A
Expenses net of fee waivers, if any	1.44% A	1.49%	1.47% A
Expenses net of all reductions	1.44% A	1.49%	1.47% A
Net investment income (loss)	1.26% A	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,045	$ 9,792	$ 5,976
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.03	.07	.01
Net realized and unrealized gain (loss)	1.09	(5.98)	(1.00)
Total from investment operations	1.12	(5.91)	(.99)
Distributions from net investment income	(.01)	(.10)	(.01)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.10)	(.88)
Net asset value, end of period	$ 8.64	$ 7.53	$ 13.54
Total Return B, C, D	14.83%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.98% A	2.07%	1.99% A
Expenses net of fee waivers, if any	1.98% A	2.00%	1.99% A
Expenses net of all reductions	1.98% A	2.00%	1.99% A
Net investment income (loss)	.72% A	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407	$ 2,600	$ 1,860
Portfolio turnover rate G	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.03	.08	.01
Net realized and unrealized gain (loss)	1.08	(5.97)	(.98)
Total from investment operations	1.11	(5.89)	(.97)
Distributions from net investment income	- I	(.14)	(.05)
Distributions from net realized gain	-	-	(.87)
Total distributions	- I	(.14)	(.92)
Net asset value, end of period	$ 8.60	$ 7.49	$ 13.52
Total Return B, C	14.87%	(43.65)%	(6.61)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.89% A	1.91%	1.94% A
Expenses net of fee waivers, if any	1.89% A	1.91%	1.94% A
Expenses net of all reductions	1.89% A	1.91%	1.94% A
Net investment income (loss)	.81% A	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,894	$ 2,352	$ 1,208
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Income from Invest ment Operations
Net investment income (loss) D	.07	.20	.18	.16	.17	.09 G
Net realized and unrealized gain (loss)	1.09	(6.02)	(.80)	1.80	1.87	1.47
Total from investment operations	1.16	(5.82)	(.62)	1.96	2.04	1.56
Distributions from net investment income	(.01)	(.19)	(.13)	(.13)	(.11)	(.05)
Distributions from net realized gain	-	-	(.87)	(.26)	(.35)	(.11)
Total distributions	(.01)	(.19)	(1.00)	(.39)	(.46)	(.16)
Redemption fees added to paid in capital D	-	-	-	- I, J	- J	- J
Net asset value, end of period	$ 8.71	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04
Total Return B, C	15.38%	(43.03)%	(4.39)%	14.63%	17.09%	14.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.86%	.86%	.89%	.89%	1.07%
Expenses net of fee waivers, if any	.87% A	.86%	.85%	.89%	.89%	1.07%
Expenses net of all reductions	.87% A	.86%	.85%	.89%	.84%	1.05%
Net investment income (loss)	1.83% A	1.78%	1.18%	1.10%	1.32%	.79% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 958,196	$ 916,490	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004
Portfolio turnover rate F	232% A	243%	204%	164%	175%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended January 31, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07	.20	.17
Net realized and unrealized gain (loss)	1.09	(6.01)	(1.02)
Total from investment operations	1.16	(5.81)	(.85)
Distributions from net investment income	(.01)	(.19)	(.15)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.19)	(1.02)
Net asset value, end of period	$ 8.69	$ 7.54	$ 13.54
Total Return B, C	15.42%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.85%	.85% A
Expenses net of fee waivers, if any	.86% A	.85%	.85% A
Expenses net of all reductions	.86% A	.85%	.84% A
Net investment income (loss)	1.84% A	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,287	$ 1,304	$ 1,060
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,542,435
Unrealized depreciation	(111,528,532)
Net unrealized appreciation (depreciation)	$ (18,986,097)
Cost for federal income tax purposes	$ 1,038,124,078

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,078,386,366 and $1,154,583,244, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29,955	$ 8,084
Class T	.25%	.25%	23,102	393
Class B	.75%	.25%	12,748	9,607
Class C	.75%	.25%	12,612	2,687
			$ 78,417	$ 20,771

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,046
Class T	2,126
Class B*	2,343
Class C*	674
$ 13,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 44,172.37
Class T	19,244.42
Class B	5,767.45
Class C	4,610.37
Large Cap Value	1,530,145.34
Institutional Class	3,120.34
	$ 1,607,058

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $41,926 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,071,176.44%		$ 1,266

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,361 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,343.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ 25,096	$ 399,383
Class T	9,481	87,114
Class B	1,794	18,848
Class C	954	36,670
Large Cap Value	1,172,878	21,539,806
Institutional Class	2,238	31,101
Total	$ 1,212,441	$ 22,112,922

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	842,346	2,638,195	$ 6,321,971	$ 27,871,103
Reinvestment of distributions	3,644	47,822	24,238	389,751
Shares redeemed	(850,962)	(409,267)	(6,611,798)	(4,315,737)
Net increase (decrease)	(4,972)	2,276,750	$ (265,589)	$ 23,945,117
Class T
Shares sold	256,038	1,279,457	$ 1,878,368	$ 11,375,150
Reinvestment of distributions	1,397	9,970	9,333	81,353
Shares redeemed	(628,133)	(431,602)	(4,918,616)	(3,878,420)
Net increase (decrease)	(370,698)	857,825	$ (3,030,915)	$ 7,578,083
Class B
Shares sold	83,688	271,854	$ 619,129	$ 2,451,167
Reinvestment of distributions	262	2,178	1,746	17,794
Shares redeemed	(150,443)	(66,302)	(1,178,603)	(798,370)
Net increase (decrease)	(66,493)	207,730	$ (557,728)	$ 1,670,591
Class C
Shares sold	103,130	290,474	$ 765,895	$ 2,829,293
Reinvestment of distributions	125	3,943	831	32,014
Shares redeemed	(80,708)	(69,872)	(587,526)	(719,269)
Net increase (decrease)	22,547	224,545	$ 179,200	$ 2,142,038
Large Cap Value
Shares sold	17,491,730	45,983,905	$ 129,123,648	$ 502,325,155
Reinvestment of distributions	171,886	2,580,327	1,151,727	21,132,879
Shares redeemed	(28,901,701)	(36,697,448)	(217,702,089)	(409,090,614)
Net increase (decrease)	(11,238,085)	11,866,784	$ (87,426,714)	$ 114,367,420
Institutional Class
Shares sold	126,268	164,623	$ 885,162	$ 1,810,331
Reinvestment of distributions	334	3,731	2,233	30,444
Shares redeemed	(36,358)	(73,670)	(263,019)	(824,931)
Net increase (decrease)	90,244	94,684	$ 624,376	$ 1,015,844

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Large Cap Value (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Large Cap Value (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Value (retail class) of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Large Cap Value (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Value (retail class) ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCV-USAN-0909
1.838400.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Value
Fund - Institutional Class

Semiannual Report

July 31, 2009

Institutional Class is a class of
Fidelity® Large Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.14%
Actual		$ 1,000.00	$ 1,152.80	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.44%
Actual		$ 1,000.00	$ 1,149.70	$ 7.68
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.98%
Actual		$ 1,000.00	$ 1,148.30	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.98	$ 9.89
Class C	1.89%
Actual		$ 1,000.00	$ 1,148.70	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.44
Large Cap Value	.87%
Actual		$ 1,000.00	$ 1,153.80	$ 4.65
Hypothetical A		$ 1,000.00	$ 1,020.48	$ 4.36
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,154.20	$ 4.59
Hypothetical A		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	7.1
JPMorgan Chase & Co.	4.0	2.4
Chevron Corp.	4.0	4.0
Bank of America Corp.	3.3	1.1
Pfizer, Inc.	3.2	3.4
Goldman Sachs Group, Inc.	2.6	1.1
AT&T, Inc.	2.5	3.2
General Electric Co.	2.2	2.1
Morgan Stanley	1.6	0.8
Merck & Co., Inc.	1.6	0.0
	29.6
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	19.7
Energy	19.5	19.1
Industrials	10.6	8.6
Health Care	9.8	14.3
Consumer Discretionary	9.0	8.2
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 100.0%		Stocks 99.3%
	Short-Term Investments and Net Other Assets† 0.0%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	5.8%	** Foreign investments	3.2%

†Amount represents less than 0.1%.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	292,200	$ 4,862,208
Darden Restaurants, Inc.	145,900	4,725,701
Wyndham Worldwide Corp.	419,400	5,850,630
		15,438,539
Household Durables - 0.8%
Whirlpool Corp.	137,900	7,872,711
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	889,000	12,437,110
Time Warner Cable, Inc.	227,600	7,524,456
Viacom, Inc. Class B (non-vtg.) (a)	433,200	10,032,912
		29,994,478
Multiline Retail - 0.8%
Macy's, Inc.	565,600	7,867,496
Specialty Retail - 2.4%
Aeropostale, Inc. (a)	139,400	5,074,160
AutoNation, Inc. (a)(d)	298,900	6,181,252
AutoZone, Inc. (a)	31,400	4,822,098
Best Buy Co., Inc.	203,100	7,589,847
		23,667,357
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	88,300	5,567,315
TOTAL CONSUMER DISCRETIONARY		90,407,896
CONSUMER STAPLES - 5.8%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	285,000	5,355,150
Molson Coors Brewing Co. Class B	137,900	6,234,459
Pepsi Bottling Group, Inc.	142,300	4,831,085
		16,420,694
Food Products - 2.8%
Archer Daniels Midland Co.	228,300	6,876,396
Bunge Ltd. (d)	100,400	7,024,988
Kraft Foods, Inc. Class A	313,500	8,884,590
Tyson Foods, Inc. Class A	442,100	5,053,203
		27,839,177
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Energizer Holdings, Inc. (a)	89,400	$ 5,726,964
Procter & Gamble Co.	46,900	2,603,419
		8,330,383
Tobacco - 0.5%
Lorillard, Inc.	70,600	5,204,632
TOTAL CONSUMER STAPLES		57,794,886
ENERGY - 19.5%
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (a)	193,500	5,580,540
ENSCO International, Inc.	157,300	5,960,097
National Oilwell Varco, Inc. (a)	375,400	13,491,876
Pride International, Inc. (a)	351,400	8,809,598
Transocean Ltd. (a)	125,900	10,032,971
		43,875,082
Oil, Gas & Consumable Fuels - 15.1%
Chesapeake Energy Corp.	378,000	8,104,320
Chevron Corp.	571,900	39,729,893
ConocoPhillips	89,100	3,894,561
Exxon Mobil Corp.	657,300	46,267,348
Foundation Coal Holdings, Inc.	97,700	3,510,361
Marathon Oil Corp.	464,900	14,993,025
Occidental Petroleum Corp.	173,900	12,406,026
Sunoco, Inc.	331,600	8,187,204
Tesoro Corp.	341,200	4,466,308
Valero Energy Corp.	533,300	9,599,400
		151,158,446
TOTAL ENERGY		195,033,528
FINANCIALS - 22.5%
Capital Markets - 5.5%
BlackRock, Inc. Class A	30,000	5,716,200
Goldman Sachs Group, Inc.	160,200	26,160,660
Invesco Ltd.	343,200	6,778,200
Morgan Stanley	557,500	15,888,750
		54,543,810
Commercial Banks - 2.6%
Comerica, Inc.	244,400	5,826,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	350,600	$ 6,836,700
Wells Fargo & Co.	544,500	13,318,470
		25,981,666
Consumer Finance - 2.0%
American Express Co.	350,100	9,918,333
Capital One Financial Corp.	331,700	10,183,190
		20,101,523
Diversified Financial Services - 7.3%
Bank of America Corp.	2,217,100	32,790,909
JPMorgan Chase & Co.	1,049,700	40,570,905
		73,361,814
Insurance - 5.1%
Axis Capital Holdings Ltd.	204,594	5,822,745
MetLife, Inc.	278,800	9,465,260
RenaissanceRe Holdings Ltd.	116,800	5,869,200
The Travelers Companies, Inc.	355,500	15,311,385
Unum Group	510,400	9,580,208
Validus Holdings Ltd.	220,300	5,000,810
		51,049,608
TOTAL FINANCIALS		225,038,421
HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 0.4%
Cooper Companies, Inc.	156,400	4,291,616
Health Care Providers & Services - 2.2%
CIGNA Corp.	242,700	6,892,680
Community Health Systems, Inc. (a)	184,500	5,225,040
Health Management Associates, Inc. Class A (a)	809,800	4,883,094
Humana, Inc. (a)	156,600	5,144,310
		22,145,124
Pharmaceuticals - 7.2%
Johnson & Johnson	213,400	12,993,926
Merck & Co., Inc.	528,600	15,863,286
Mylan, Inc. (a)(d)	382,400	5,043,856
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,029,200	$ 32,325,156
Watson Pharmaceuticals, Inc. (a)	160,500	5,574,165
		71,800,389
TOTAL HEALTH CARE		98,237,129
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.8%
Goodrich Corp.	141,000	7,241,760
Honeywell International, Inc.	285,400	9,903,380
Northrop Grumman Corp.	165,000	7,355,700
Precision Castparts Corp.	63,900	5,099,859
United Technologies Corp.	148,300	8,077,901
		37,678,600
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	182,200	6,003,490
Thomas & Betts Corp. (a)	171,600	4,571,424
		10,574,914
Industrial Conglomerates - 2.2%
General Electric Co.	1,645,100	22,044,340
Machinery - 1.2%
Caterpillar, Inc.	130,100	5,732,206
Oshkosh Co.	231,200	6,346,440
		12,078,646
Road & Rail - 2.4%
CSX Corp.	327,700	13,147,324
Union Pacific Corp.	184,800	10,629,696
		23,777,020
TOTAL INDUSTRIALS		106,153,520
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.6%
Tellabs, Inc. (a)	975,100	5,655,580
Computers & Peripherals - 2.7%
Dell, Inc. (a)	387,100	5,179,398
EMC Corp. (a)	744,600	11,213,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	456,700	$ 5,498,668
Western Digital Corp. (a)	180,100	5,448,025
		27,339,767
Internet Software & Services - 0.9%
eBay, Inc. (a)	409,800	8,708,250
IT Services - 1.7%
Accenture Ltd. Class A	140,000	4,909,800
Computer Sciences Corp. (a)	129,500	6,238,015
Fidelity National Information Services, Inc.	258,100	6,044,702
		17,192,517
TOTAL INFORMATION TECHNOLOGY		58,896,114
MATERIALS - 4.4%
Chemicals - 2.7%
Ashland, Inc.	191,400	6,342,996
Dow Chemical Co.	502,900	10,646,393
Lubrizol Corp.	96,500	5,590,245
Terra Industries, Inc.	159,800	4,659,768
		27,239,402
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	176,000	5,973,440
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	128,500	7,748,550
Reliance Steel & Aluminum Co.	75,200	2,534,992
		10,283,542
TOTAL MATERIALS		43,496,384
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	958,862	25,150,950
Qwest Communications International, Inc.	2,094,100	8,083,226
Verizon Communications, Inc.	446,500	14,319,255
		47,553,431
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	1,581,200	6,324,800
TOTAL TELECOMMUNICATION SERVICES		53,878,231
Common Stocks - continued
	Shares	Value
UTILITIES - 7.1%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	264,700	$ 8,195,112
Exelon Corp.	220,600	11,219,716
FirstEnergy Corp.	249,000	10,258,800
		29,673,628
Independent Power Producers & Energy Traders - 1.5%
AES Corp.	308,600	3,946,994
Constellation Energy Group, Inc.	189,500	5,438,650
NRG Energy, Inc. (a)	218,700	5,950,827
		15,336,471
Multi-Utilities - 2.6%
PG&E Corp.	321,600	12,982,992
Sempra Energy	241,700	12,672,331
		25,655,323
TOTAL UTILITIES		70,665,422
TOTAL COMMON STOCKS (Cost $960,441,114)		999,601,531
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.37% (b)	8,123,125	8,123,125
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	11,413,325	11,413,325
TOTAL MONEY MARKET FUNDS (Cost $19,536,450)		19,536,450
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $979,977,564)		1,019,137,981
NET OTHER ASSETS - (1.9)%		(19,361,673)
NET ASSETS - 100%		$ 999,776,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,260
Fidelity Securities Lending Cash Central Fund	19,343
Total	$ 30,603
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $321,741,584 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $138,118,882 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,143,750) - See accompanying schedule: Unaffiliated issuers (cost $960,441,114)	$ 999,601,531
Fidelity Central Funds (cost $19,536,450)	19,536,450
Total Investments (cost $979,977,564)		$ 1,019,137,981
Receivable for investments sold		14,972,871
Receivable for fund shares sold		1,174,233
Dividends receivable		893,327
Distributions receivable from Fidelity Central Funds		2,220
Prepaid expenses		4,737
Total assets		1,036,185,369

Liabilities
Payable for investments purchased	$ 20,389,138
Payable for fund shares redeemed	3,900,073
Accrued management fee	354,362
Distribution fees payable	12,814
Other affiliated payables	309,346
Other payables and accrued expenses	30,003
Collateral on securities loaned, at value	11,413,325
Total liabilities		36,409,061

Net Assets		$ 999,776,308
Net Assets consist of:
Paid in capital		$ 1,600,096,625
Undistributed net investment income		8,187,415
Accumulated undistributed net realized gain (loss) on investments		(647,668,149)
Net unrealized appreciation (depreciation) on investments		39,160,417
Net Assets		$ 999,776,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,945,981 ÷ 2,993,712 shares)	$ 8.67

Maximum offering price per share (100/94.25 of $8.67)	$ 9.20
Class T: Net Asset Value and redemption price per share ($8,045,279 ÷ 928,820 shares)	$ 8.66

Maximum offering price per share (100/96.50 of $8.66)	$ 8.97
Class B: Net Asset Value and offering price per share ($2,407,464 ÷ 278,641 shares)A	$ 8.64

Class C: Net Asset Value and offering price per share ($2,893,800 ÷ 336,460 shares)A	$ 8.60

Large Cap Value: Net Asset Value, offering price and redemption price per share ($958,196,484 ÷ 109,952,983 shares)	$ 8.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,287,300 ÷ 263,189 shares)	$ 8.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 12,538,032
Interest		149
Income from Fidelity Central Funds		30,603
Total income		12,568,784

Expenses
Management fee Basic fee	$ 2,626,485
Performance adjustment	(502,273)
Transfer agent fees	1,607,058
Distribution fees	78,417
Accounting and security lending fees	178,376
Custodian fees and expenses	17,803
Independent trustees' compensation	3,707
Registration fees	62,314
Audit	26,454
Legal	2,137
Interest	1,266
Miscellaneous	12,407
Total expenses		4,114,151
Net investment income (loss)		8,454,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(104,600,888)
Change in net unrealized appreciation (depreciation) on investment securities		232,496,856
Net gain (loss)		127,895,968
Net increase (decrease) in net assets resulting from operations		$ 136,350,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,454,633	$ 23,185,854
Net realized gain (loss)	(104,600,888)	(484,734,693)
Change in net unrealized appreciation (depreciation)	232,496,856	(215,394,000)
Net increase (decrease) in net assets resulting from operations	136,350,601	(676,942,839)
Distributions to shareholders from net investment income	(1,212,441)	(22,112,922)
Share transactions - net increase (decrease)	(90,477,370)	150,719,093
Total increase (decrease) in net assets	44,660,790	(548,336,668)

Net Assets
Beginning of period	955,115,518	1,503,452,186
End of period (including undistributed net investment income of $8,187,415 and undistributed net investment income of $945,223, respectively)	$ 999,776,308	$ 955,115,518

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.06	.16	.12
Net realized and unrealized gain (loss)	1.09	(6.00)	(1.00)
Total from investment operations	1.15	(5.84)	(.88)
Distributions from net investment income	(.01)	(.17)	(.12)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.17)	(.99)
Net asset value, end of period	$ 8.67	$ 7.53	$ 13.54
Total Return B, C	15.28%	(43.20)%	(6.04)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.17%	1.22% A
Expenses net of fee waivers, if any	1.14% A	1.17%	1.22% A
Expenses net of all reductions	1.14% A	1.17%	1.22% A
Net investment income (loss)	1.56% A	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,946	$ 22,577	$ 9,774
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.05	.12	.08
Net realized and unrealized gain (loss)	1.08	(5.97)	(1.01)
Total from investment operations	1.13	(5.85)	(.93)
Distributions from net investment income	(.01)	(.14)	(.08)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.14)	(.95)
Net asset value, end of period	$ 8.66	$ 7.54	$ 13.53
Total Return B, C	14.97%	(43.34)%	(6.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.44% A	1.49%	1.47% A
Expenses net of fee waivers, if any	1.44% A	1.49%	1.47% A
Expenses net of all reductions	1.44% A	1.49%	1.47% A
Net investment income (loss)	1.26% A	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,045	$ 9,792	$ 5,976
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.03	.07	.01
Net realized and unrealized gain (loss)	1.09	(5.98)	(1.00)
Total from investment operations	1.12	(5.91)	(.99)
Distributions from net investment income	(.01)	(.10)	(.01)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.10)	(.88)
Net asset value, end of period	$ 8.64	$ 7.53	$ 13.54
Total Return B, C, D	14.83%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.98% A	2.07%	1.99% A
Expenses net of fee waivers, if any	1.98% A	2.00%	1.99% A
Expenses net of all reductions	1.98% A	2.00%	1.99% A
Net investment income (loss)	.72% A	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407	$ 2,600	$ 1,860
Portfolio turnover rate G	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.03	.08	.01
Net realized and unrealized gain (loss)	1.08	(5.97)	(.98)
Total from investment operations	1.11	(5.89)	(.97)
Distributions from net investment income	- I	(.14)	(.05)
Distributions from net realized gain	-	-	(.87)
Total distributions	- I	(.14)	(.92)
Net asset value, end of period	$ 8.60	$ 7.49	$ 13.52
Total Return B, C	14.87%	(43.65)%	(6.61)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.89% A	1.91%	1.94% A
Expenses net of fee waivers, if any	1.89% A	1.91%	1.94% A
Expenses net of all reductions	1.89% A	1.91%	1.94% A
Net investment income (loss)	.81% A	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,894	$ 2,352	$ 1,208
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Income from Invest ment Operations
Net investment income (loss) D	.07	.20	.18	.16	.17	.09 G
Net realized and unrealized gain (loss)	1.09	(6.02)	(.80)	1.80	1.87	1.47
Total from investment operations	1.16	(5.82)	(.62)	1.96	2.04	1.56
Distributions from net investment income	(.01)	(.19)	(.13)	(.13)	(.11)	(.05)
Distributions from net realized gain	-	-	(.87)	(.26)	(.35)	(.11)
Total distributions	(.01)	(.19)	(1.00)	(.39)	(.46)	(.16)
Redemption fees added to paid in capital D	-	-	-	- I, J	- J	- J
Net asset value, end of period	$ 8.71	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04
Total Return B, C	15.38%	(43.03)%	(4.39)%	14.63%	17.09%	14.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.86%	.86%	.89%	.89%	1.07%
Expenses net of fee waivers, if any	.87% A	.86%	.85%	.89%	.89%	1.07%
Expenses net of all reductions	.87% A	.86%	.85%	.89%	.84%	1.05%
Net investment income (loss)	1.83% A	1.78%	1.18%	1.10%	1.32%	.79% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 958,196	$ 916,490	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004
Portfolio turnover rate F	232% A	243%	204%	164%	175%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended January 31, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07	.20	.17
Net realized and unrealized gain (loss)	1.09	(6.01)	(1.02)
Total from investment operations	1.16	(5.81)	(.85)
Distributions from net investment income	(.01)	(.19)	(.15)
Distributions from net realized gain	-	-	(.87)
Total distributions	(.01)	(.19)	(1.02)
Net asset value, end of period	$ 8.69	$ 7.54	$ 13.54
Total Return B, C	15.42%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.85%	.85% A
Expenses net of fee waivers, if any	.86% A	.85%	.85% A
Expenses net of all reductions	.86% A	.85%	.84% A
Net investment income (loss)	1.84% A	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,287	$ 1,304	$ 1,060
Portfolio turnover rate F	232% A	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,542,435
Unrealized depreciation	(111,528,532)
Net unrealized appreciation (depreciation)	$ (18,986,097)
Cost for federal income tax purposes	$ 1,038,124,078

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,078,386,366 and $1,154,583,244, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29,955	$ 8,084
Class T	.25%	.25%	23,102	393
Class B	.75%	.25%	12,748	9,607
Class C	.75%	.25%	12,612	2,687
			$ 78,417	$ 20,771

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,046
Class T	2,126
Class B*	2,343
Class C*	674
$ 13,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 44,172.37
Class T	19,244.42
Class B	5,767.45
Class C	4,610.37
Large Cap Value	1,530,145.34
Institutional Class	3,120.34
	$ 1,607,058

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $41,926 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,071,176.44%		$ 1,266

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,361 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,343.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ 25,096	$ 399,383
Class T	9,481	87,114
Class B	1,794	18,848
Class C	954	36,670
Large Cap Value	1,172,878	21,539,806
Institutional Class	2,238	31,101
Total	$ 1,212,441	$ 22,112,922

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	842,346	2,638,195	$ 6,321,971	$ 27,871,103
Reinvestment of distributions	3,644	47,822	24,238	389,751
Shares redeemed	(850,962)	(409,267)	(6,611,798)	(4,315,737)
Net increase (decrease)	(4,972)	2,276,750	$ (265,589)	$ 23,945,117
Class T
Shares sold	256,038	1,279,457	$ 1,878,368	$ 11,375,150
Reinvestment of distributions	1,397	9,970	9,333	81,353
Shares redeemed	(628,133)	(431,602)	(4,918,616)	(3,878,420)
Net increase (decrease)	(370,698)	857,825	$ (3,030,915)	$ 7,578,083
Class B
Shares sold	83,688	271,854	$ 619,129	$ 2,451,167
Reinvestment of distributions	262	2,178	1,746	17,794
Shares redeemed	(150,443)	(66,302)	(1,178,603)	(798,370)
Net increase (decrease)	(66,493)	207,730	$ (557,728)	$ 1,670,591
Class C
Shares sold	103,130	290,474	$ 765,895	$ 2,829,293
Reinvestment of distributions	125	3,943	831	32,014
Shares redeemed	(80,708)	(69,872)	(587,526)	(719,269)
Net increase (decrease)	22,547	224,545	$ 179,200	$ 2,142,038
Large Cap Value
Shares sold	17,491,730	45,983,905	$ 129,123,648	$ 502,325,155
Reinvestment of distributions	171,886	2,580,327	1,151,727	21,132,879
Shares redeemed	(28,901,701)	(36,697,448)	(217,702,089)	(409,090,614)
Net increase (decrease)	(11,238,085)	11,866,784	$ (87,426,714)	$ 114,367,420
Institutional Class
Shares sold	126,268	164,623	$ 885,162	$ 1,810,331
Reinvestment of distributions	334	3,731	2,233	30,444
Shares redeemed	(36,358)	(73,670)	(263,019)	(824,931)
Net increase (decrease)	90,244	94,684	$ 624,376	$ 1,015,844

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Large Cap Value (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Large Cap Value (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Value (retail class) of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Large Cap Value (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Value (retail class) ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCVI-USAN-0909
1.838387.100

Fidelity®
Mid Cap Growth
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.90%
Actual		$ 1,000.00	$ 1,305.60	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Class T	1.24%
Actual		$ 1,000.00	$ 1,303.00	$ 7.08
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.64%
Actual		$ 1,000.00	$ 1,300.20	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.20
Class C	1.65%
Actual		$ 1,000.00	$ 1,300.20	$ 9.41
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Mid Cap Growth	.65%
Actual		$ 1,000.00	$ 1,306.30	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.57	$ 3.26
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,307.80	$ 3.32
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	8.4	2.0
The Mosaic Co.	3.0	0.0
Juniper Networks, Inc.	2.5	1.7
Starbucks Corp.	2.2	0.0
MSCI, Inc. Class A	2.1	0.0
Intrepid Potash, Inc.	2.0	0.0
Starwood Hotels & Resorts Worldwide, Inc.	2.0	0.0
Precision Castparts Corp.	2.0	0.0
St. Jude Medical, Inc.	2.0	2.1
Greenhill & Co., Inc.	2.0	1.3
	28.2
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	19.6
Health Care	20.9	25.4
Consumer Discretionary	16.6	18.6
Industrials	14.4	12.2
Materials	8.8	2.6
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.2%		Stocks 97.3%
	Convertible Securities 0.0%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	13.4%	** Foreign investments	10.7%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.6%
Johnson Controls, Inc.	125,000	$ 3,235,000
Automobiles - 1.2%
Ford Motor Co. (a)	290,000	2,320,000
Hotels, Restaurants & Leisure - 4.2%
Starbucks Corp. (a)	245,000	4,336,500
Starwood Hotels & Resorts Worldwide, Inc.	168,700	3,983,007
		8,319,507
Household Durables - 1.7%
Black & Decker Corp.	30,700	1,154,320
Harman International Industries, Inc.	85,500	2,110,140
		3,264,460
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	22,000	1,886,720
Specialty Retail - 4.6%
Ross Stores, Inc.	41,300	1,820,917
TJX Companies, Inc.	104,600	3,789,658
Urban Outfitters, Inc. (a)	80,600	1,937,624
Zumiez, Inc. (a)	151,000	1,442,050
		8,990,249
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	117,200	2,332,280
Polo Ralph Lauren Corp. Class A	33,000	2,080,650
		4,412,930
TOTAL CONSUMER DISCRETIONARY		32,428,866
CONSUMER STAPLES - 7.5%
Beverages - 1.7%
Heckmann Corp. (a)(d)	916,300	3,298,680
Food Products - 5.8%
Bunge Ltd.	54,800	3,834,356
Corn Products International, Inc.	132,954	3,722,712
Ralcorp Holdings, Inc. (a)	60,500	3,842,355
		11,399,423
TOTAL CONSUMER STAPLES		14,698,103
Common Stocks - continued
	Shares	Value
ENERGY - 1.9%
Energy Equipment & Services - 0.9%
Weatherford International Ltd. (a)	91,000	$ 1,707,160
Oil, Gas & Consumable Fuels - 1.0%
Denbury Resources, Inc. (a)	121,700	2,020,220
TOTAL ENERGY		3,727,380
FINANCIALS - 6.1%
Capital Markets - 2.0%
Greenhill & Co., Inc.	51,200	3,856,384
Diversified Financial Services - 3.1%
BM&F BOVESPA SA	298,000	1,922,787
MSCI, Inc. Class A (a)	148,500	4,150,575
		6,073,362
Real Estate Management & Development - 1.0%
China Overseas Land & Investment Ltd.	806,000	1,988,519
TOTAL FINANCIALS		11,918,265
HEALTH CARE - 20.9%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,101,250
Dendreon Corp. (a)(d)	74,000	1,791,540
Human Genome Sciences, Inc. (a)	53,000	757,900
Isis Pharmaceuticals, Inc. (a)	64,800	1,184,544
Vertex Pharmaceuticals, Inc. (a)	76,500	2,754,765
		7,589,999
Health Care Equipment & Supplies - 14.1%
ArthroCare Corp. (a)(d)	1,214,438	16,394,914
Cyberonics, Inc. (a)	121,000	2,009,810
Edwards Lifesciences Corp. (a)	27,500	1,798,775
Masimo Corp. (a)	75,100	1,836,195
NuVasive, Inc. (a)	44,000	1,821,160
St. Jude Medical, Inc. (a)	102,500	3,865,275
		27,726,129
Life Sciences Tools & Services - 2.9%
AMAG Pharmaceuticals, Inc. (a)(d)	63,400	2,878,994
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	47,600	$ 1,720,264
QIAGEN NV (a)	56,900	1,078,824
		5,678,082
TOTAL HEALTH CARE		40,994,210
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	49,500	3,950,595
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	36,000	1,963,080
Expeditors International of Washington, Inc.	56,000	1,900,080
		3,863,160
Building Products - 0.5%
Lennox International, Inc.	25,700	895,645
Construction & Engineering - 0.5%
China Railway Construction Corp. Ltd. (H Shares)	625,000	996,793
Electrical Equipment - 2.2%
Cooper Industries Ltd. Class A	57,000	1,878,150
Rockwell Automation, Inc.	58,500	2,422,485
		4,300,635
Machinery - 4.3%
AGCO Corp. (a)	97,600	3,070,496
Cummins, Inc.	79,600	3,423,596
Toro Co. (d)	56,900	1,972,154
		8,466,246
Professional Services - 0.9%
IHS, Inc. Class A (a)	37,400	1,867,756
Road & Rail - 2.0%
CSX Corp.	48,000	1,925,760
Knight Transportation, Inc.	105,000	1,904,700
		3,830,460
TOTAL INDUSTRIALS		28,171,290
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	185,200	4,839,276
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
Western Digital Corp. (a)	62,000	$ 1,875,500
Electronic Equipment & Components - 2.8%
Avnet, Inc. (a)	80,000	1,952,000
BYD Co. Ltd. (H Shares) (a)	332,000	1,839,958
Digital Ally, Inc. (a)(d)	569,596	1,691,700
		5,483,658
Internet Software & Services - 3.1%
eBay, Inc. (a)	100,000	2,125,000
NetEase.com, Inc. sponsored ADR (a)(d)	45,000	1,982,700
Tencent Holdings Ltd.	147,000	1,984,064
		6,091,764
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	113,000	2,111,970
ASML Holding NV (NY Shares)	84,000	2,184,840
Broadcom Corp. Class A (a)	72,900	2,057,967
Marvell Technology Group Ltd. (a)	220,200	2,937,468
MEMC Electronic Materials, Inc. (a)	187,200	3,298,464
National Semiconductor Corp.	140,000	2,108,400
Xilinx, Inc.	90,000	1,952,100
		16,651,209
Software - 5.1%
Activision Blizzard, Inc. (a)	158,000	1,809,100
ANSYS, Inc. (a)	60,000	1,875,600
BMC Software, Inc. (a)	68,900	2,344,667
Citrix Systems, Inc. (a)	84,000	2,990,400
Electronic Arts, Inc. (a)	47,600	1,021,972
		10,041,739
TOTAL INFORMATION TECHNOLOGY		44,983,146
MATERIALS - 8.8%
Chemicals - 7.7%
Intrepid Potash, Inc. (a)(d)	159,000	4,016,340
Rockwood Holdings, Inc. (a)	115,900	2,076,928
Terra Industries, Inc.	105,600	3,079,296
The Mosaic Co.	113,000	5,892,950
		15,065,514
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	34,000	$ 2,264,352
TOTAL MATERIALS		17,329,866
TOTAL COMMON STOCKS (Cost $166,553,314)		194,251,126
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.37% (b)	1,350,025	1,350,025
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	9,670,050	9,670,050
TOTAL MONEY MARKET FUNDS (Cost $11,020,075)		11,020,075
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $177,573,389)		205,271,201
NET OTHER ASSETS - (4.8)%		(9,380,579)
NET ASSETS - 100%		$ 195,890,622
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,423
Fidelity Securities Lending Cash Central Fund	45,959
Total	$ 52,382
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,479,150
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	250,850
Cost of Purchases	-
Proceeds of Sales	(1,730,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Bermuda	4.4%
China	3.4%
Netherlands	1.6%
Canada	1.1%
Hong Kong	1.0%
Brazil	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $66,505,555 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $68,788,558 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,402,726) - See accompanying schedule: Unaffiliated issuers (cost $166,553,314)	$ 194,251,126
Fidelity Central Funds (cost $11,020,075)	11,020,075
Total Investments (cost $177,573,389)		$ 205,271,201
Receivable for investments sold		2,078,132
Receivable for fund shares sold		603,310
Dividends receivable		17,125
Distributions receivable from Fidelity Central Funds		9,204
Prepaid expenses		744
Other receivables		1,190
Total assets		207,980,906

Liabilities
Payable for investments purchased	$ 1,515,943
Payable for fund shares redeemed	781,946
Accrued management fee	31,866
Distribution fees payable	2,706
Other affiliated payables	58,337
Other payables and accrued expenses	29,436
Collateral on securities loaned, at value	9,670,050
Total liabilities		12,090,284

Net Assets		$ 195,890,622
Net Assets consist of:
Paid in capital		$ 302,767,441
Accumulated net investment loss		(59,392)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,514,339)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,696,912
Net Assets		$ 195,890,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,402,647 ÷ 408,710 shares)	$ 8.33

Maximum offering price per share (100/94.25 of $8.33)	$ 8.84
Class T: Net Asset Value and redemption price per share ($1,267,110 ÷ 152,720 shares)	$ 8.30

Maximum offering price per share (100/96.50 of $8.30)	$ 8.60
Class B: Net Asset Value and offering price per share ($912,010 ÷ 110,829 shares) A	$ 8.23

Class C: Net Asset Value and offering price per share ($1,147,038 ÷ 139,339 shares) A	$ 8.23

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($188,990,178 ÷ 22,602,649 shares)	$ 8.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,639 ÷ 20,506 shares)	$ 8.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 398,284
Interest		7,021
Income from Fidelity Central Funds (including $45,959 from security lending)		52,382
Total income		457,687

Expenses
Management fee Basic fee	$ 457,724
Performance adjustment	(339,708)
Transfer agent fees	280,177
Distribution fees	13,212
Accounting and security lending fees	32,105
Custodian fees and expenses	18,827
Independent trustees' compensation	620
Registration fees	54,610
Audit	25,140
Legal	343
Miscellaneous	1,909
Total expenses before reductions	544,959
Expense reductions	(7,548)	537,411
Net investment income (loss)		(79,724)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,619,291
Foreign currency transactions	2,609
Total net realized gain (loss)		5,621,900
Change in net unrealized appreciation (depreciation) on: Investment securities	39,067,790
Assets and liabilities in foreign currencies	8,569
Total change in net unrealized appreciation (depreciation)		39,076,359
Net gain (loss)		44,698,259
Net increase (decrease) in net assets resulting from operations		$ 44,618,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (79,724)	$ 1,321,784
Net realized gain (loss)	5,621,900	(119,997,403)
Change in net unrealized appreciation (depreciation)	39,076,359	(11,557,811)
Net increase (decrease) in net assets resulting from operations	44,618,535	(130,233,430)
Distributions to shareholders from net investment income	-	(1,335,128)
Share transactions - net increase (decrease)	10,166,101	(32,388,361)
Redemption fees	5,934	11,892
Total increase (decrease) in net assets	54,790,570	(163,945,027)

Net Assets
Beginning of period	141,100,052	305,045,079
End of period (including accumulated net investment loss of $59,392 and undistributed net investment income of $20,332, respectively)	$ 195,890,622	$ 141,100,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.05)
Net realized and unrealized gain (loss)	1.96	(5.79)	(1.30)
Total from investment operations	1.95	(5.76)	(1.35)
Distributions from net investment income	-	(.05)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.05)	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.33	$ 6.38	$ 12.19
Total Return B, C, D	30.56%	(47.25)%	(9.95)%
Ratios to Average Net Assets F, J
Expenses before reductions	.90% A	.95%	1.10% A
Expenses net of fee waivers, if any	.90% A	.95%	1.10% A
Expenses net of all reductions	.89% A	.94%	1.10% A
Net investment income (loss)	(.32)% A	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,403	$ 1,623	$ 1,936
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.02)	- K	(.09)
Net realized and unrealized gain (loss)	1.95	(5.75)	(1.31)
Total from investment operations	1.93	(5.75)	(1.40)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.02)	(.79)
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 8.30	$ 6.37	$ 12.14
Total ReturnB, C, D	30.30%	(47.37)%	(10.30)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.24% A	1.23%	1.36% A
Expenses net of fee waivers, if any	1.24% A	1.23%	1.36% A
Expenses net of all reductions	1.23% A	1.22%	1.36% A
Net investment income (loss)	(.67)% A	-% H	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,267	$ 790	$ 591
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.16)
Net realized and unrealized gain (loss)	1.94	(5.71)	(1.29)
Total from investment operations	1.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.23	$ 6.33	$ 12.09
Total ReturnB, C, D	30.02%	(47.64)%	(10.65)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.64% A	1.70%	1.85% A
Expenses net of fee waivers, if any	1.64% A	1.70%	1.85% A
Expenses net of all reductions	1.64% A	1.69%	1.85% A
Net investment income (loss)	(1.07)% A	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912	$ 245	$ 414
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.15)
Net realized and unrealized gain (loss)	1.94	(5.72)	(1.30)
Total from investment operations	1.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.23	$ 6.33	$ 12.09
Total ReturnB, C, D	30.02%	(47.64)%	(10.65)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.65% A	1.69%	1.85% A
Expenses net of fee waivers, if any	1.65% A	1.69%	1.85% A
Expenses net of all reductions	1.64% A	1.68%	1.85% A
Net investment income (loss)	(1.08)% A	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 699	$ 697
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Income from Investment Operations
Net investment income (loss) D	- G	.06	(.02)	(.04)	.01 H	(.03) I
Net realized and unrealized gain (loss)	1.96	(5.81)	(1.29)	.15	3.09	1.15
Total from investment operations	1.96	(5.75)	(1.31)	.11	3.10	1.12
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	-	-	(.79)	(.18)	(.30)	(.17)
Total distributions	-	(.06)	(.79)	(.18)	(.30)	(.17)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 8.36	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58
Total Return B, C	30.63%	(47.09)%	(9.68)%	.80%	27.15%	10.55%
Ratios to Average Net Assets E, J
Expenses before reductions	.65% A	.69%	.83%	1.02%	1.04%	1.02%
Expenses net of fee waivers, if any	.65% A	.68%	.81%	1.00%	1.00%	1.02%
Expenses net of all reductions	.64% A	.67%	.81%	.99%	.95%	.99%
Net investment income (loss)	(.08)% A	.55%	(.12)%	(.33)%	.07% H	(.31)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,990	$ 137,633	$ 301,225	$ 441,312	$ 349,982	$ 77,658
Portfolio turnover rate F	339% A	220%	245%	178%	173%	220%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	- I	.07	- I
Net realized and unrealized gain (loss)	1.97	(5.82)	(1.32)
Total from investment operations	1.97	(5.75)	(1.32)
Distributions from net investment income	-	(.07)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.07)	(.79)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 8.37	$ 6.40	$ 12.22
Total Return B, C	30.78%	(47.09)%	(9.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59%	.72% A
Expenses net of fee waivers, if any	.58% A	.59%	.72% A
Expenses net of all reductions	.57% A	.59%	.72% A
Net investment income (loss)	(.01)% A	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 109	$ 182
Portfolio turnover rate F	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 31,868,264
Unrealized depreciation	(6,740,758)
Net unrealized appreciation (depreciation)	$ 25,127,506
Cost for federal income tax purposes	$ 180,143,695

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $284,123,592 and $272,514,041, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .14% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,954	$ 80
Class T	.25%	.25%	2,248	17
Class B	.75%	.25%	3,496	2,622
Class C	.75%	.25%	4,514	2,095
			$ 13,212	$ 4,814

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,595
Class T	474
Class B*	727
$ 4,796

* When Class B shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,031.34
Class T	1,961.43
Class B	1,229.35
Class C	1,585.35
Mid Cap Growth	271,186.34
Institutional Class	185.27
	$ 280,177

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,533 for the period.

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6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $539 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,349 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ -	$ 14,273
Class T	-	1,968
Mid Cap Growth	-	1,317,754
Institutional Class	-	1,133
Total	$ -	$ 1,335,128

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	194,421	232,383	$ 1,361,843	$ 2,284,855
Reinvestment of distributions	-	2,090	-	13,483
Shares redeemed	(40,307)	(138,772)	(267,404)	(1,175,054)
Net increase (decrease)	154,114	95,701	$ 1,094,439	$ 1,123,284
Class T
Shares sold	48,430	177,102	$ 359,105	$ 1,789,056
Reinvestment of distributions	-	305	-	1,968
Shares redeemed	(19,839)	(101,966)	(126,288)	(1,020,095)
Net increase (decrease)	28,591	75,441	$ 232,817	$ 770,929
Class B
Shares sold	94,971	26,179	$ 603,477	$ 266,540
Shares redeemed	(22,896)	(21,641)	(164,001)	(226,101)
Net increase (decrease)	72,075	4,538	$ 439,476	$ 40,439
Class C
Shares sold	53,453	94,079	$ 376,921	$ 898,155
Shares redeemed	(24,608)	(41,257)	(176,137)	(422,041)
Net increase (decrease)	28,845	52,822	$ 200,784	$ 476,114
Mid Cap Growth
Shares sold	4,299,753	6,489,256	$ 30,681,507	$ 63,113,979
Reinvestment of distributions	-	199,852	-	1,293,008
Shares redeemed	(3,216,932)	(9,840,394)	(22,506,910)	(99,239,788)
Net increase (decrease)	1,082,821	(3,151,286)	$ 8,174,597	$ (34,832,801)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Institutional Class
Shares sold	11,976	22,665	$ 86,307	$ 208,884
Reinvestment of distributions	-	175	-	1,133
Shares redeemed	(8,508)	(20,698)	(62,319)	(176,343)
Net increase (decrease)	3,468	2,142	$ 23,988	$ 33,674

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Mid Cap Growth (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Mid Cap Growth (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Growth (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid Cap Growth (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

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In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCG-USAN-0909
1.900204.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity®
Mid Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.90%
Actual		$ 1,000.00	$ 1,305.60	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Class T	1.24%
Actual		$ 1,000.00	$ 1,303.00	$ 7.08
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.64%
Actual		$ 1,000.00	$ 1,300.20	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.20
Class C	1.65%
Actual		$ 1,000.00	$ 1,300.20	$ 9.41
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Mid Cap Growth	.65%
Actual		$ 1,000.00	$ 1,306.30	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.57	$ 3.26
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,307.80	$ 3.32
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	8.4	2.0
The Mosaic Co.	3.0	0.0
Juniper Networks, Inc.	2.5	1.7
Starbucks Corp.	2.2	0.0
MSCI, Inc. Class A	2.1	0.0
Intrepid Potash, Inc.	2.0	0.0
Starwood Hotels & Resorts Worldwide, Inc.	2.0	0.0
Precision Castparts Corp.	2.0	0.0
St. Jude Medical, Inc.	2.0	2.1
Greenhill & Co., Inc.	2.0	1.3
	28.2
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	19.6
Health Care	20.9	25.4
Consumer Discretionary	16.6	18.6
Industrials	14.4	12.2
Materials	8.8	2.6
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.2%		Stocks 97.3%
	Convertible Securities 0.0%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	13.4%	** Foreign investments	10.7%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.6%
Johnson Controls, Inc.	125,000	$ 3,235,000
Automobiles - 1.2%
Ford Motor Co. (a)	290,000	2,320,000
Hotels, Restaurants & Leisure - 4.2%
Starbucks Corp. (a)	245,000	4,336,500
Starwood Hotels & Resorts Worldwide, Inc.	168,700	3,983,007
		8,319,507
Household Durables - 1.7%
Black & Decker Corp.	30,700	1,154,320
Harman International Industries, Inc.	85,500	2,110,140
		3,264,460
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	22,000	1,886,720
Specialty Retail - 4.6%
Ross Stores, Inc.	41,300	1,820,917
TJX Companies, Inc.	104,600	3,789,658
Urban Outfitters, Inc. (a)	80,600	1,937,624
Zumiez, Inc. (a)	151,000	1,442,050
		8,990,249
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	117,200	2,332,280
Polo Ralph Lauren Corp. Class A	33,000	2,080,650
		4,412,930
TOTAL CONSUMER DISCRETIONARY		32,428,866
CONSUMER STAPLES - 7.5%
Beverages - 1.7%
Heckmann Corp. (a)(d)	916,300	3,298,680
Food Products - 5.8%
Bunge Ltd.	54,800	3,834,356
Corn Products International, Inc.	132,954	3,722,712
Ralcorp Holdings, Inc. (a)	60,500	3,842,355
		11,399,423
TOTAL CONSUMER STAPLES		14,698,103
Common Stocks - continued
	Shares	Value
ENERGY - 1.9%
Energy Equipment & Services - 0.9%
Weatherford International Ltd. (a)	91,000	$ 1,707,160
Oil, Gas & Consumable Fuels - 1.0%
Denbury Resources, Inc. (a)	121,700	2,020,220
TOTAL ENERGY		3,727,380
FINANCIALS - 6.1%
Capital Markets - 2.0%
Greenhill & Co., Inc.	51,200	3,856,384
Diversified Financial Services - 3.1%
BM&F BOVESPA SA	298,000	1,922,787
MSCI, Inc. Class A (a)	148,500	4,150,575
		6,073,362
Real Estate Management & Development - 1.0%
China Overseas Land & Investment Ltd.	806,000	1,988,519
TOTAL FINANCIALS		11,918,265
HEALTH CARE - 20.9%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,101,250
Dendreon Corp. (a)(d)	74,000	1,791,540
Human Genome Sciences, Inc. (a)	53,000	757,900
Isis Pharmaceuticals, Inc. (a)	64,800	1,184,544
Vertex Pharmaceuticals, Inc. (a)	76,500	2,754,765
		7,589,999
Health Care Equipment & Supplies - 14.1%
ArthroCare Corp. (a)(d)	1,214,438	16,394,914
Cyberonics, Inc. (a)	121,000	2,009,810
Edwards Lifesciences Corp. (a)	27,500	1,798,775
Masimo Corp. (a)	75,100	1,836,195
NuVasive, Inc. (a)	44,000	1,821,160
St. Jude Medical, Inc. (a)	102,500	3,865,275
		27,726,129
Life Sciences Tools & Services - 2.9%
AMAG Pharmaceuticals, Inc. (a)(d)	63,400	2,878,994
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	47,600	$ 1,720,264
QIAGEN NV (a)	56,900	1,078,824
		5,678,082
TOTAL HEALTH CARE		40,994,210
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	49,500	3,950,595
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	36,000	1,963,080
Expeditors International of Washington, Inc.	56,000	1,900,080
		3,863,160
Building Products - 0.5%
Lennox International, Inc.	25,700	895,645
Construction & Engineering - 0.5%
China Railway Construction Corp. Ltd. (H Shares)	625,000	996,793
Electrical Equipment - 2.2%
Cooper Industries Ltd. Class A	57,000	1,878,150
Rockwell Automation, Inc.	58,500	2,422,485
		4,300,635
Machinery - 4.3%
AGCO Corp. (a)	97,600	3,070,496
Cummins, Inc.	79,600	3,423,596
Toro Co. (d)	56,900	1,972,154
		8,466,246
Professional Services - 0.9%
IHS, Inc. Class A (a)	37,400	1,867,756
Road & Rail - 2.0%
CSX Corp.	48,000	1,925,760
Knight Transportation, Inc.	105,000	1,904,700
		3,830,460
TOTAL INDUSTRIALS		28,171,290
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	185,200	4,839,276
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
Western Digital Corp. (a)	62,000	$ 1,875,500
Electronic Equipment & Components - 2.8%
Avnet, Inc. (a)	80,000	1,952,000
BYD Co. Ltd. (H Shares) (a)	332,000	1,839,958
Digital Ally, Inc. (a)(d)	569,596	1,691,700
		5,483,658
Internet Software & Services - 3.1%
eBay, Inc. (a)	100,000	2,125,000
NetEase.com, Inc. sponsored ADR (a)(d)	45,000	1,982,700
Tencent Holdings Ltd.	147,000	1,984,064
		6,091,764
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	113,000	2,111,970
ASML Holding NV (NY Shares)	84,000	2,184,840
Broadcom Corp. Class A (a)	72,900	2,057,967
Marvell Technology Group Ltd. (a)	220,200	2,937,468
MEMC Electronic Materials, Inc. (a)	187,200	3,298,464
National Semiconductor Corp.	140,000	2,108,400
Xilinx, Inc.	90,000	1,952,100
		16,651,209
Software - 5.1%
Activision Blizzard, Inc. (a)	158,000	1,809,100
ANSYS, Inc. (a)	60,000	1,875,600
BMC Software, Inc. (a)	68,900	2,344,667
Citrix Systems, Inc. (a)	84,000	2,990,400
Electronic Arts, Inc. (a)	47,600	1,021,972
		10,041,739
TOTAL INFORMATION TECHNOLOGY		44,983,146
MATERIALS - 8.8%
Chemicals - 7.7%
Intrepid Potash, Inc. (a)(d)	159,000	4,016,340
Rockwood Holdings, Inc. (a)	115,900	2,076,928
Terra Industries, Inc.	105,600	3,079,296
The Mosaic Co.	113,000	5,892,950
		15,065,514
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	34,000	$ 2,264,352
TOTAL MATERIALS		17,329,866
TOTAL COMMON STOCKS (Cost $166,553,314)		194,251,126
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.37% (b)	1,350,025	1,350,025
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	9,670,050	9,670,050
TOTAL MONEY MARKET FUNDS (Cost $11,020,075)		11,020,075
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $177,573,389)		205,271,201
NET OTHER ASSETS - (4.8)%		(9,380,579)
NET ASSETS - 100%		$ 195,890,622
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,423
Fidelity Securities Lending Cash Central Fund	45,959
Total	$ 52,382
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,479,150
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	250,850
Cost of Purchases	-
Proceeds of Sales	(1,730,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Bermuda	4.4%
China	3.4%
Netherlands	1.6%
Canada	1.1%
Hong Kong	1.0%
Brazil	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $66,505,555 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $68,788,558 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,402,726) - See accompanying schedule: Unaffiliated issuers (cost $166,553,314)	$ 194,251,126
Fidelity Central Funds (cost $11,020,075)	11,020,075
Total Investments (cost $177,573,389)		$ 205,271,201
Receivable for investments sold		2,078,132
Receivable for fund shares sold		603,310
Dividends receivable		17,125
Distributions receivable from Fidelity Central Funds		9,204
Prepaid expenses		744
Other receivables		1,190
Total assets		207,980,906

Liabilities
Payable for investments purchased	$ 1,515,943
Payable for fund shares redeemed	781,946
Accrued management fee	31,866
Distribution fees payable	2,706
Other affiliated payables	58,337
Other payables and accrued expenses	29,436
Collateral on securities loaned, at value	9,670,050
Total liabilities		12,090,284

Net Assets		$ 195,890,622
Net Assets consist of:
Paid in capital		$ 302,767,441
Accumulated net investment loss		(59,392)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,514,339)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,696,912
Net Assets		$ 195,890,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,402,647 ÷ 408,710 shares)	$ 8.33

Maximum offering price per share (100/94.25 of $8.33)	$ 8.84
Class T: Net Asset Value and redemption price per share ($1,267,110 ÷ 152,720 shares)	$ 8.30

Maximum offering price per share (100/96.50 of $8.30)	$ 8.60
Class B: Net Asset Value and offering price per share ($912,010 ÷ 110,829 shares) A	$ 8.23

Class C: Net Asset Value and offering price per share ($1,147,038 ÷ 139,339 shares) A	$ 8.23

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($188,990,178 ÷ 22,602,649 shares)	$ 8.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,639 ÷ 20,506 shares)	$ 8.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 398,284
Interest		7,021
Income from Fidelity Central Funds (including $45,959 from security lending)		52,382
Total income		457,687

Expenses
Management fee Basic fee	$ 457,724
Performance adjustment	(339,708)
Transfer agent fees	280,177
Distribution fees	13,212
Accounting and security lending fees	32,105
Custodian fees and expenses	18,827
Independent trustees' compensation	620
Registration fees	54,610
Audit	25,140
Legal	343
Miscellaneous	1,909
Total expenses before reductions	544,959
Expense reductions	(7,548)	537,411
Net investment income (loss)		(79,724)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,619,291
Foreign currency transactions	2,609
Total net realized gain (loss)		5,621,900
Change in net unrealized appreciation (depreciation) on: Investment securities	39,067,790
Assets and liabilities in foreign currencies	8,569
Total change in net unrealized appreciation (depreciation)		39,076,359
Net gain (loss)		44,698,259
Net increase (decrease) in net assets resulting from operations		$ 44,618,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (79,724)	$ 1,321,784
Net realized gain (loss)	5,621,900	(119,997,403)
Change in net unrealized appreciation (depreciation)	39,076,359	(11,557,811)
Net increase (decrease) in net assets resulting from operations	44,618,535	(130,233,430)
Distributions to shareholders from net investment income	-	(1,335,128)
Share transactions - net increase (decrease)	10,166,101	(32,388,361)
Redemption fees	5,934	11,892
Total increase (decrease) in net assets	54,790,570	(163,945,027)

Net Assets
Beginning of period	141,100,052	305,045,079
End of period (including accumulated net investment loss of $59,392 and undistributed net investment income of $20,332, respectively)	$ 195,890,622	$ 141,100,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.05)
Net realized and unrealized gain (loss)	1.96	(5.79)	(1.30)
Total from investment operations	1.95	(5.76)	(1.35)
Distributions from net investment income	-	(.05)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.05)	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.33	$ 6.38	$ 12.19
Total Return B, C, D	30.56%	(47.25)%	(9.95)%
Ratios to Average Net Assets F, J
Expenses before reductions	.90% A	.95%	1.10% A
Expenses net of fee waivers, if any	.90% A	.95%	1.10% A
Expenses net of all reductions	.89% A	.94%	1.10% A
Net investment income (loss)	(.32)% A	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,403	$ 1,623	$ 1,936
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.02)	- K	(.09)
Net realized and unrealized gain (loss)	1.95	(5.75)	(1.31)
Total from investment operations	1.93	(5.75)	(1.40)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.02)	(.79)
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 8.30	$ 6.37	$ 12.14
Total ReturnB, C, D	30.30%	(47.37)%	(10.30)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.24% A	1.23%	1.36% A
Expenses net of fee waivers, if any	1.24% A	1.23%	1.36% A
Expenses net of all reductions	1.23% A	1.22%	1.36% A
Net investment income (loss)	(.67)% A	-% H	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,267	$ 790	$ 591
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.16)
Net realized and unrealized gain (loss)	1.94	(5.71)	(1.29)
Total from investment operations	1.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.23	$ 6.33	$ 12.09
Total ReturnB, C, D	30.02%	(47.64)%	(10.65)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.64% A	1.70%	1.85% A
Expenses net of fee waivers, if any	1.64% A	1.70%	1.85% A
Expenses net of all reductions	1.64% A	1.69%	1.85% A
Net investment income (loss)	(1.07)% A	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912	$ 245	$ 414
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.15)
Net realized and unrealized gain (loss)	1.94	(5.72)	(1.30)
Total from investment operations	1.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.23	$ 6.33	$ 12.09
Total ReturnB, C, D	30.02%	(47.64)%	(10.65)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.65% A	1.69%	1.85% A
Expenses net of fee waivers, if any	1.65% A	1.69%	1.85% A
Expenses net of all reductions	1.64% A	1.68%	1.85% A
Net investment income (loss)	(1.08)% A	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 699	$ 697
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Income from Investment Operations
Net investment income (loss) D	- G	.06	(.02)	(.04)	.01 H	(.03) I
Net realized and unrealized gain (loss)	1.96	(5.81)	(1.29)	.15	3.09	1.15
Total from investment operations	1.96	(5.75)	(1.31)	.11	3.10	1.12
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	-	-	(.79)	(.18)	(.30)	(.17)
Total distributions	-	(.06)	(.79)	(.18)	(.30)	(.17)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 8.36	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58
Total Return B, C	30.63%	(47.09)%	(9.68)%	.80%	27.15%	10.55%
Ratios to Average Net Assets E, J
Expenses before reductions	.65% A	.69%	.83%	1.02%	1.04%	1.02%
Expenses net of fee waivers, if any	.65% A	.68%	.81%	1.00%	1.00%	1.02%
Expenses net of all reductions	.64% A	.67%	.81%	.99%	.95%	.99%
Net investment income (loss)	(.08)% A	.55%	(.12)%	(.33)%	.07% H	(.31)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,990	$ 137,633	$ 301,225	$ 441,312	$ 349,982	$ 77,658
Portfolio turnover rate F	339% A	220%	245%	178%	173%	220%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	- I	.07	- I
Net realized and unrealized gain (loss)	1.97	(5.82)	(1.32)
Total from investment operations	1.97	(5.75)	(1.32)
Distributions from net investment income	-	(.07)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.07)	(.79)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 8.37	$ 6.40	$ 12.22
Total Return B, C	30.78%	(47.09)%	(9.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59%	.72% A
Expenses net of fee waivers, if any	.58% A	.59%	.72% A
Expenses net of all reductions	.57% A	.59%	.72% A
Net investment income (loss)	(.01)% A	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 109	$ 182
Portfolio turnover rate F	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 31,868,264
Unrealized depreciation	(6,740,758)
Net unrealized appreciation (depreciation)	$ 25,127,506
Cost for federal income tax purposes	$ 180,143,695

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $284,123,592 and $272,514,041, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .14% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,954	$ 80
Class T	.25%	.25%	2,248	17
Class B	.75%	.25%	3,496	2,622
Class C	.75%	.25%	4,514	2,095
			$ 13,212	$ 4,814

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,595
Class T	474
Class B*	727
$ 4,796

* When Class B shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,031.34
Class T	1,961.43
Class B	1,229.35
Class C	1,585.35
Mid Cap Growth	271,186.34
Institutional Class	185.27
	$ 280,177

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,533 for the period.

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6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $539 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,349 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ -	$ 14,273
Class T	-	1,968
Mid Cap Growth	-	1,317,754
Institutional Class	-	1,133
Total	$ -	$ 1,335,128

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	194,421	232,383	$ 1,361,843	$ 2,284,855
Reinvestment of distributions	-	2,090	-	13,483
Shares redeemed	(40,307)	(138,772)	(267,404)	(1,175,054)
Net increase (decrease)	154,114	95,701	$ 1,094,439	$ 1,123,284
Class T
Shares sold	48,430	177,102	$ 359,105	$ 1,789,056
Reinvestment of distributions	-	305	-	1,968
Shares redeemed	(19,839)	(101,966)	(126,288)	(1,020,095)
Net increase (decrease)	28,591	75,441	$ 232,817	$ 770,929
Class B
Shares sold	94,971	26,179	$ 603,477	$ 266,540
Shares redeemed	(22,896)	(21,641)	(164,001)	(226,101)
Net increase (decrease)	72,075	4,538	$ 439,476	$ 40,439
Class C
Shares sold	53,453	94,079	$ 376,921	$ 898,155
Shares redeemed	(24,608)	(41,257)	(176,137)	(422,041)
Net increase (decrease)	28,845	52,822	$ 200,784	$ 476,114
Mid Cap Growth
Shares sold	4,299,753	6,489,256	$ 30,681,507	$ 63,113,979
Reinvestment of distributions	-	199,852	-	1,293,008
Shares redeemed	(3,216,932)	(9,840,394)	(22,506,910)	(99,239,788)
Net increase (decrease)	1,082,821	(3,151,286)	$ 8,174,597	$ (34,832,801)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Institutional Class
Shares sold	11,976	22,665	$ 86,307	$ 208,884
Reinvestment of distributions	-	175	-	1,133
Shares redeemed	(8,508)	(20,698)	(62,319)	(176,343)
Net increase (decrease)	3,468	2,142	$ 23,988	$ 33,674

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Mid Cap Growth (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Mid Cap Growth (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Growth (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid Cap Growth (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

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In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCG-USAN-0909
1.838428.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Growth
Fund - Institutional Class

Semiannual Report

July 31, 2009

Institutional Class is a class of
Fidelity® Mid Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.90%
Actual		$ 1,000.00	$ 1,305.60	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Class T	1.24%
Actual		$ 1,000.00	$ 1,303.00	$ 7.08
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.64%
Actual		$ 1,000.00	$ 1,300.20	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.20
Class C	1.65%
Actual		$ 1,000.00	$ 1,300.20	$ 9.41
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Mid Cap Growth	.65%
Actual		$ 1,000.00	$ 1,306.30	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.57	$ 3.26
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,307.80	$ 3.32
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	8.4	2.0
The Mosaic Co.	3.0	0.0
Juniper Networks, Inc.	2.5	1.7
Starbucks Corp.	2.2	0.0
MSCI, Inc. Class A	2.1	0.0
Intrepid Potash, Inc.	2.0	0.0
Starwood Hotels & Resorts Worldwide, Inc.	2.0	0.0
Precision Castparts Corp.	2.0	0.0
St. Jude Medical, Inc.	2.0	2.1
Greenhill & Co., Inc.	2.0	1.3
	28.2
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	19.6
Health Care	20.9	25.4
Consumer Discretionary	16.6	18.6
Industrials	14.4	12.2
Materials	8.8	2.6
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.2%		Stocks 97.3%
	Convertible Securities 0.0%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	13.4%	** Foreign investments	10.7%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.6%
Johnson Controls, Inc.	125,000	$ 3,235,000
Automobiles - 1.2%
Ford Motor Co. (a)	290,000	2,320,000
Hotels, Restaurants & Leisure - 4.2%
Starbucks Corp. (a)	245,000	4,336,500
Starwood Hotels & Resorts Worldwide, Inc.	168,700	3,983,007
		8,319,507
Household Durables - 1.7%
Black & Decker Corp.	30,700	1,154,320
Harman International Industries, Inc.	85,500	2,110,140
		3,264,460
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	22,000	1,886,720
Specialty Retail - 4.6%
Ross Stores, Inc.	41,300	1,820,917
TJX Companies, Inc.	104,600	3,789,658
Urban Outfitters, Inc. (a)	80,600	1,937,624
Zumiez, Inc. (a)	151,000	1,442,050
		8,990,249
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	117,200	2,332,280
Polo Ralph Lauren Corp. Class A	33,000	2,080,650
		4,412,930
TOTAL CONSUMER DISCRETIONARY		32,428,866
CONSUMER STAPLES - 7.5%
Beverages - 1.7%
Heckmann Corp. (a)(d)	916,300	3,298,680
Food Products - 5.8%
Bunge Ltd.	54,800	3,834,356
Corn Products International, Inc.	132,954	3,722,712
Ralcorp Holdings, Inc. (a)	60,500	3,842,355
		11,399,423
TOTAL CONSUMER STAPLES		14,698,103
Common Stocks - continued
	Shares	Value
ENERGY - 1.9%
Energy Equipment & Services - 0.9%
Weatherford International Ltd. (a)	91,000	$ 1,707,160
Oil, Gas & Consumable Fuels - 1.0%
Denbury Resources, Inc. (a)	121,700	2,020,220
TOTAL ENERGY		3,727,380
FINANCIALS - 6.1%
Capital Markets - 2.0%
Greenhill & Co., Inc.	51,200	3,856,384
Diversified Financial Services - 3.1%
BM&F BOVESPA SA	298,000	1,922,787
MSCI, Inc. Class A (a)	148,500	4,150,575
		6,073,362
Real Estate Management & Development - 1.0%
China Overseas Land & Investment Ltd.	806,000	1,988,519
TOTAL FINANCIALS		11,918,265
HEALTH CARE - 20.9%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,101,250
Dendreon Corp. (a)(d)	74,000	1,791,540
Human Genome Sciences, Inc. (a)	53,000	757,900
Isis Pharmaceuticals, Inc. (a)	64,800	1,184,544
Vertex Pharmaceuticals, Inc. (a)	76,500	2,754,765
		7,589,999
Health Care Equipment & Supplies - 14.1%
ArthroCare Corp. (a)(d)	1,214,438	16,394,914
Cyberonics, Inc. (a)	121,000	2,009,810
Edwards Lifesciences Corp. (a)	27,500	1,798,775
Masimo Corp. (a)	75,100	1,836,195
NuVasive, Inc. (a)	44,000	1,821,160
St. Jude Medical, Inc. (a)	102,500	3,865,275
		27,726,129
Life Sciences Tools & Services - 2.9%
AMAG Pharmaceuticals, Inc. (a)(d)	63,400	2,878,994
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	47,600	$ 1,720,264
QIAGEN NV (a)	56,900	1,078,824
		5,678,082
TOTAL HEALTH CARE		40,994,210
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	49,500	3,950,595
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	36,000	1,963,080
Expeditors International of Washington, Inc.	56,000	1,900,080
		3,863,160
Building Products - 0.5%
Lennox International, Inc.	25,700	895,645
Construction & Engineering - 0.5%
China Railway Construction Corp. Ltd. (H Shares)	625,000	996,793
Electrical Equipment - 2.2%
Cooper Industries Ltd. Class A	57,000	1,878,150
Rockwell Automation, Inc.	58,500	2,422,485
		4,300,635
Machinery - 4.3%
AGCO Corp. (a)	97,600	3,070,496
Cummins, Inc.	79,600	3,423,596
Toro Co. (d)	56,900	1,972,154
		8,466,246
Professional Services - 0.9%
IHS, Inc. Class A (a)	37,400	1,867,756
Road & Rail - 2.0%
CSX Corp.	48,000	1,925,760
Knight Transportation, Inc.	105,000	1,904,700
		3,830,460
TOTAL INDUSTRIALS		28,171,290
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	185,200	4,839,276
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
Western Digital Corp. (a)	62,000	$ 1,875,500
Electronic Equipment & Components - 2.8%
Avnet, Inc. (a)	80,000	1,952,000
BYD Co. Ltd. (H Shares) (a)	332,000	1,839,958
Digital Ally, Inc. (a)(d)	569,596	1,691,700
		5,483,658
Internet Software & Services - 3.1%
eBay, Inc. (a)	100,000	2,125,000
NetEase.com, Inc. sponsored ADR (a)(d)	45,000	1,982,700
Tencent Holdings Ltd.	147,000	1,984,064
		6,091,764
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	113,000	2,111,970
ASML Holding NV (NY Shares)	84,000	2,184,840
Broadcom Corp. Class A (a)	72,900	2,057,967
Marvell Technology Group Ltd. (a)	220,200	2,937,468
MEMC Electronic Materials, Inc. (a)	187,200	3,298,464
National Semiconductor Corp.	140,000	2,108,400
Xilinx, Inc.	90,000	1,952,100
		16,651,209
Software - 5.1%
Activision Blizzard, Inc. (a)	158,000	1,809,100
ANSYS, Inc. (a)	60,000	1,875,600
BMC Software, Inc. (a)	68,900	2,344,667
Citrix Systems, Inc. (a)	84,000	2,990,400
Electronic Arts, Inc. (a)	47,600	1,021,972
		10,041,739
TOTAL INFORMATION TECHNOLOGY		44,983,146
MATERIALS - 8.8%
Chemicals - 7.7%
Intrepid Potash, Inc. (a)(d)	159,000	4,016,340
Rockwood Holdings, Inc. (a)	115,900	2,076,928
Terra Industries, Inc.	105,600	3,079,296
The Mosaic Co.	113,000	5,892,950
		15,065,514
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	34,000	$ 2,264,352
TOTAL MATERIALS		17,329,866
TOTAL COMMON STOCKS (Cost $166,553,314)		194,251,126
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.37% (b)	1,350,025	1,350,025
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	9,670,050	9,670,050
TOTAL MONEY MARKET FUNDS (Cost $11,020,075)		11,020,075
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $177,573,389)		205,271,201
NET OTHER ASSETS - (4.8)%		(9,380,579)
NET ASSETS - 100%		$ 195,890,622
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,423
Fidelity Securities Lending Cash Central Fund	45,959
Total	$ 52,382
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,479,150
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	250,850
Cost of Purchases	-
Proceeds of Sales	(1,730,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Bermuda	4.4%
China	3.4%
Netherlands	1.6%
Canada	1.1%
Hong Kong	1.0%
Brazil	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $66,505,555 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $68,788,558 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,402,726) - See accompanying schedule: Unaffiliated issuers (cost $166,553,314)	$ 194,251,126
Fidelity Central Funds (cost $11,020,075)	11,020,075
Total Investments (cost $177,573,389)		$ 205,271,201
Receivable for investments sold		2,078,132
Receivable for fund shares sold		603,310
Dividends receivable		17,125
Distributions receivable from Fidelity Central Funds		9,204
Prepaid expenses		744
Other receivables		1,190
Total assets		207,980,906

Liabilities
Payable for investments purchased	$ 1,515,943
Payable for fund shares redeemed	781,946
Accrued management fee	31,866
Distribution fees payable	2,706
Other affiliated payables	58,337
Other payables and accrued expenses	29,436
Collateral on securities loaned, at value	9,670,050
Total liabilities		12,090,284

Net Assets		$ 195,890,622
Net Assets consist of:
Paid in capital		$ 302,767,441
Accumulated net investment loss		(59,392)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,514,339)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,696,912
Net Assets		$ 195,890,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,402,647 ÷ 408,710 shares)	$ 8.33

Maximum offering price per share (100/94.25 of $8.33)	$ 8.84
Class T: Net Asset Value and redemption price per share ($1,267,110 ÷ 152,720 shares)	$ 8.30

Maximum offering price per share (100/96.50 of $8.30)	$ 8.60
Class B: Net Asset Value and offering price per share ($912,010 ÷ 110,829 shares) A	$ 8.23

Class C: Net Asset Value and offering price per share ($1,147,038 ÷ 139,339 shares) A	$ 8.23

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($188,990,178 ÷ 22,602,649 shares)	$ 8.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,639 ÷ 20,506 shares)	$ 8.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 398,284
Interest		7,021
Income from Fidelity Central Funds (including $45,959 from security lending)		52,382
Total income		457,687

Expenses
Management fee Basic fee	$ 457,724
Performance adjustment	(339,708)
Transfer agent fees	280,177
Distribution fees	13,212
Accounting and security lending fees	32,105
Custodian fees and expenses	18,827
Independent trustees' compensation	620
Registration fees	54,610
Audit	25,140
Legal	343
Miscellaneous	1,909
Total expenses before reductions	544,959
Expense reductions	(7,548)	537,411
Net investment income (loss)		(79,724)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,619,291
Foreign currency transactions	2,609
Total net realized gain (loss)		5,621,900
Change in net unrealized appreciation (depreciation) on: Investment securities	39,067,790
Assets and liabilities in foreign currencies	8,569
Total change in net unrealized appreciation (depreciation)		39,076,359
Net gain (loss)		44,698,259
Net increase (decrease) in net assets resulting from operations		$ 44,618,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (79,724)	$ 1,321,784
Net realized gain (loss)	5,621,900	(119,997,403)
Change in net unrealized appreciation (depreciation)	39,076,359	(11,557,811)
Net increase (decrease) in net assets resulting from operations	44,618,535	(130,233,430)
Distributions to shareholders from net investment income	-	(1,335,128)
Share transactions - net increase (decrease)	10,166,101	(32,388,361)
Redemption fees	5,934	11,892
Total increase (decrease) in net assets	54,790,570	(163,945,027)

Net Assets
Beginning of period	141,100,052	305,045,079
End of period (including accumulated net investment loss of $59,392 and undistributed net investment income of $20,332, respectively)	$ 195,890,622	$ 141,100,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.05)
Net realized and unrealized gain (loss)	1.96	(5.79)	(1.30)
Total from investment operations	1.95	(5.76)	(1.35)
Distributions from net investment income	-	(.05)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.05)	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.33	$ 6.38	$ 12.19
Total Return B, C, D	30.56%	(47.25)%	(9.95)%
Ratios to Average Net Assets F, J
Expenses before reductions	.90% A	.95%	1.10% A
Expenses net of fee waivers, if any	.90% A	.95%	1.10% A
Expenses net of all reductions	.89% A	.94%	1.10% A
Net investment income (loss)	(.32)% A	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,403	$ 1,623	$ 1,936
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.02)	- K	(.09)
Net realized and unrealized gain (loss)	1.95	(5.75)	(1.31)
Total from investment operations	1.93	(5.75)	(1.40)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.02)	(.79)
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 8.30	$ 6.37	$ 12.14
Total ReturnB, C, D	30.30%	(47.37)%	(10.30)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.24% A	1.23%	1.36% A
Expenses net of fee waivers, if any	1.24% A	1.23%	1.36% A
Expenses net of all reductions	1.23% A	1.22%	1.36% A
Net investment income (loss)	(.67)% A	-% H	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,267	$ 790	$ 591
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.16)
Net realized and unrealized gain (loss)	1.94	(5.71)	(1.29)
Total from investment operations	1.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.23	$ 6.33	$ 12.09
Total ReturnB, C, D	30.02%	(47.64)%	(10.65)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.64% A	1.70%	1.85% A
Expenses net of fee waivers, if any	1.64% A	1.70%	1.85% A
Expenses net of all reductions	1.64% A	1.69%	1.85% A
Net investment income (loss)	(1.07)% A	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912	$ 245	$ 414
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.15)
Net realized and unrealized gain (loss)	1.94	(5.72)	(1.30)
Total from investment operations	1.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	(.79)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 8.23	$ 6.33	$ 12.09
Total ReturnB, C, D	30.02%	(47.64)%	(10.65)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.65% A	1.69%	1.85% A
Expenses net of fee waivers, if any	1.65% A	1.69%	1.85% A
Expenses net of all reductions	1.64% A	1.68%	1.85% A
Net investment income (loss)	(1.08)% A	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 699	$ 697
Portfolio turnover rate G	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Income from Investment Operations
Net investment income (loss) D	- G	.06	(.02)	(.04)	.01 H	(.03) I
Net realized and unrealized gain (loss)	1.96	(5.81)	(1.29)	.15	3.09	1.15
Total from investment operations	1.96	(5.75)	(1.31)	.11	3.10	1.12
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	-	-	(.79)	(.18)	(.30)	(.17)
Total distributions	-	(.06)	(.79)	(.18)	(.30)	(.17)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 8.36	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58
Total Return B, C	30.63%	(47.09)%	(9.68)%	.80%	27.15%	10.55%
Ratios to Average Net Assets E, J
Expenses before reductions	.65% A	.69%	.83%	1.02%	1.04%	1.02%
Expenses net of fee waivers, if any	.65% A	.68%	.81%	1.00%	1.00%	1.02%
Expenses net of all reductions	.64% A	.67%	.81%	.99%	.95%	.99%
Net investment income (loss)	(.08)% A	.55%	(.12)%	(.33)%	.07% H	(.31)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,990	$ 137,633	$ 301,225	$ 441,312	$ 349,982	$ 77,658
Portfolio turnover rate F	339% A	220%	245%	178%	173%	220%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	- I	.07	- I
Net realized and unrealized gain (loss)	1.97	(5.82)	(1.32)
Total from investment operations	1.97	(5.75)	(1.32)
Distributions from net investment income	-	(.07)	-
Distributions from net realized gain	-	-	(.79)
Total distributions	-	(.07)	(.79)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 8.37	$ 6.40	$ 12.22
Total Return B, C	30.78%	(47.09)%	(9.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59%	.72% A
Expenses net of fee waivers, if any	.58% A	.59%	.72% A
Expenses net of all reductions	.57% A	.59%	.72% A
Net investment income (loss)	(.01)% A	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 109	$ 182
Portfolio turnover rate F	339% A	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 31,868,264
Unrealized depreciation	(6,740,758)
Net unrealized appreciation (depreciation)	$ 25,127,506
Cost for federal income tax purposes	$ 180,143,695

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $284,123,592 and $272,514,041, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .14% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,954	$ 80
Class T	.25%	.25%	2,248	17
Class B	.75%	.25%	3,496	2,622
Class C	.75%	.25%	4,514	2,095
			$ 13,212	$ 4,814

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,595
Class T	474
Class B*	727
$ 4,796

* When Class B shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,031.34
Class T	1,961.43
Class B	1,229.35
Class C	1,585.35
Mid Cap Growth	271,186.34
Institutional Class	185.27
	$ 280,177

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,533 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $539 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,349 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Class A	$ -	$ 14,273
Class T	-	1,968
Mid Cap Growth	-	1,317,754
Institutional Class	-	1,133
Total	$ -	$ 1,335,128

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	194,421	232,383	$ 1,361,843	$ 2,284,855
Reinvestment of distributions	-	2,090	-	13,483
Shares redeemed	(40,307)	(138,772)	(267,404)	(1,175,054)
Net increase (decrease)	154,114	95,701	$ 1,094,439	$ 1,123,284
Class T
Shares sold	48,430	177,102	$ 359,105	$ 1,789,056
Reinvestment of distributions	-	305	-	1,968
Shares redeemed	(19,839)	(101,966)	(126,288)	(1,020,095)
Net increase (decrease)	28,591	75,441	$ 232,817	$ 770,929
Class B
Shares sold	94,971	26,179	$ 603,477	$ 266,540
Shares redeemed	(22,896)	(21,641)	(164,001)	(226,101)
Net increase (decrease)	72,075	4,538	$ 439,476	$ 40,439
Class C
Shares sold	53,453	94,079	$ 376,921	$ 898,155
Shares redeemed	(24,608)	(41,257)	(176,137)	(422,041)
Net increase (decrease)	28,845	52,822	$ 200,784	$ 476,114
Mid Cap Growth
Shares sold	4,299,753	6,489,256	$ 30,681,507	$ 63,113,979
Reinvestment of distributions	-	199,852	-	1,293,008
Shares redeemed	(3,216,932)	(9,840,394)	(22,506,910)	(99,239,788)
Net increase (decrease)	1,082,821	(3,151,286)	$ 8,174,597	$ (34,832,801)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Institutional Class
Shares sold	11,976	22,665	$ 86,307	$ 208,884
Reinvestment of distributions	-	175	-	1,133
Shares redeemed	(8,508)	(20,698)	(62,319)	(176,343)
Net increase (decrease)	3,468	2,142	$ 23,988	$ 33,674

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Mid Cap Growth (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Mid Cap Growth (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Growth (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid Cap Growth (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCGI-USAN-0909
1.838421.100

Fidelity®
Mid Cap Value
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.18%
Actual		$ 1,000.00	$ 1,243.80	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.44%
Actual		$ 1,000.00	$ 1,242.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.94%
Actual		$ 1,000.00	$ 1,238.00	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.93%
Actual		$ 1,000.00	$ 1,237.60	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Mid Cap Value	.93%
Actual		$ 1,000.00	$ 1,243.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,244.70	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	1.6
SunTrust Banks, Inc.	1.6	0.0
Comerica, Inc.	1.4	0.7
Murphy Oil Corp.	1.3	0.0
Ashland, Inc.	1.3	0.0
NRG Energy, Inc.	1.3	1.4
Computer Sciences Corp.	1.3	1.3
Unum Group	1.3	1.4
Bunge Ltd.	1.3	1.0
Macy's, Inc.	1.3	0.0
	13.9
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	27.4
Consumer Discretionary	12.2	12.5
Utilities	11.9	16.4
Industrials	10.9	7.4
Energy	9.8	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.6%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	13.1%	** Foreign investments	9.0%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.1%
Federal-Mogul Corp. Class A (a)	153,602	$ 2,170,396
TRW Automotive Holdings Corp. (a)	157,300	2,647,359
		4,817,755
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	122,400	2,036,736
Wyndham Worldwide Corp.	318,100	4,437,495
		6,474,231
Household Durables - 1.2%
Whirlpool Corp. (d)	96,600	5,514,894
Media - 0.5%
Time Warner Cable, Inc.	67,700	2,238,162
Multiline Retail - 2.2%
Macy's, Inc.	397,000	5,522,270
Sears Holdings Corp. (a)(d)	63,000	4,179,420
		9,701,690
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	59,000	2,147,600
AutoNation, Inc. (a)(d)	125,200	2,589,136
Gymboree Corp. (a)	84,300	3,353,454
RadioShack Corp.	180,200	2,794,902
Signet Jewelers Ltd.	136,900	3,022,752
		13,907,844
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	82,100	2,429,339
Hanesbrands, Inc. (a)	135,100	2,688,490
Phillips-Van Heusen Corp.	76,800	2,717,184
VF Corp.	57,000	3,687,330
		11,522,343
TOTAL CONSUMER DISCRETIONARY		54,176,919
CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	223,500	3,053,010
Molson Coors Brewing Co. Class B	98,000	4,430,580
Pepsi Bottling Group, Inc.	74,200	2,519,090
		10,002,680
Food Products - 3.2%
Bunge Ltd.	79,300	5,548,621
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	99,500	$ 2,108,405
Del Monte Foods Co.	278,600	2,691,276
Tyson Foods, Inc. Class A	323,100	3,693,033
		14,041,335
Household Products - 0.5%
Energizer Holdings, Inc. (a)	38,100	2,440,686
Tobacco - 0.8%
Lorillard, Inc.	46,000	3,391,120
TOTAL CONSUMER STAPLES		29,875,821
ENERGY - 9.8%
Energy Equipment & Services - 4.5%
BJ Services Co.	246,200	3,491,116
ENSCO International, Inc.	115,100	4,361,139
Helmerich & Payne, Inc.	120,200	4,130,072
Nabors Industries Ltd. (a)	229,800	3,911,196
Tidewater, Inc.	85,200	3,834,000
		19,727,523
Oil, Gas & Consumable Fuels - 5.3%
Foundation Coal Holdings, Inc.	67,500	2,425,275
Frontier Oil Corp.	154,500	2,147,550
Holly Corp.	99,500	2,116,365
Murphy Oil Corp.	101,800	5,924,760
Newfield Exploration Co. (a)	125,100	4,920,183
Southern Union Co.	93,800	1,817,844
Sunoco, Inc.	166,400	4,108,416
		23,460,393
TOTAL ENERGY		43,187,916
FINANCIALS - 25.8%
Capital Markets - 2.1%
Invesco Ltd.	185,000	3,653,750
MF Global Ltd. (a)	374,200	2,387,396
Raymond James Financial, Inc. (d)	157,600	3,233,952
		9,275,098
Commercial Banks - 4.6%
Associated Banc-Corp.	385,300	4,176,652
BancorpSouth, Inc. (d)	132,400	2,979,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	256,000	$ 6,103,040
SunTrust Banks, Inc.	359,000	7,000,500
		20,259,192
Consumer Finance - 0.7%
Capital One Financial Corp.	111,200	3,413,840
Insurance - 11.3%
Allied World Assurance Co. Holdings Ltd.	91,500	3,976,590
Aspen Insurance Holdings Ltd.	153,300	3,812,571
Axis Capital Holdings Ltd.	150,400	4,280,384
CNA Financial Corp.	140,100	2,388,705
Endurance Specialty Holdings Ltd.	97,900	3,266,923
Everest Re Group Ltd.	62,400	5,005,728
Genworth Financial, Inc. Class A	626,900	4,325,610
Lincoln National Corp.	238,600	5,055,934
PartnerRe Ltd.	65,700	4,506,363
RenaissanceRe Holdings Ltd.	83,400	4,190,850
Unum Group	302,600	5,679,802
Validus Holdings Ltd. (d)	152,400	3,459,480
		49,948,940
Real Estate Investment Trusts - 7.1%
Annaly Capital Management, Inc.	312,200	5,260,570
Brandywine Realty Trust (SBI)	385,000	3,149,300
CBL & Associates Properties, Inc. (d)	440,400	2,615,976
HRPT Properties Trust (SBI)	789,000	3,802,980
ProLogis Trust	566,900	4,983,051
SL Green Realty Corp.	182,300	4,699,694
The Macerich Co. (d)	134,800	2,651,516
Ventas, Inc.	120,600	4,257,180
		31,420,267
TOTAL FINANCIALS		114,317,337
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 1.0%
Cooper Companies, Inc.	79,900	2,192,456
Inverness Medical Innovations, Inc. (a)	63,000	2,119,950
		4,312,406
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Community Health Systems, Inc. (a)	101,800	$ 2,882,976
Humana, Inc. (a)	97,600	3,206,160
		6,089,136
Pharmaceuticals - 2.0%
King Pharmaceuticals, Inc. (a)	313,100	2,839,817
Mylan, Inc. (a)(d)	207,400	2,735,606
Watson Pharmaceuticals, Inc. (a)	95,700	3,323,661
		8,899,084
TOTAL HEALTH CARE		19,300,626
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc. (a)	27,800	2,188,416
Goodrich Corp.	58,300	2,994,288
Precision Castparts Corp.	41,900	3,344,039
TransDigm Group, Inc. (a)	57,000	2,182,530
		10,709,273
Building Products - 0.8%
Owens Corning (a)	201,500	3,703,570
Commercial Services & Supplies - 1.4%
Cintas Corp.	168,100	4,232,758
The Brink's Co.	73,000	1,981,950
		6,214,708
Electrical Equipment - 2.3%
Cooper Industries Ltd. Class A	139,800	4,606,410
General Cable Corp. (a)	79,600	3,086,092
Thomas & Betts Corp. (a)	93,300	2,485,512
		10,178,014
Industrial Conglomerates - 0.6%
Textron, Inc.	190,500	2,560,320
Machinery - 3.4%
Navistar International Corp. (a)	100,800	3,985,632
Oshkosh Co.	190,700	5,234,715
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	167,600	$ 3,415,688
Toro Co. (d)	65,100	2,256,366
		14,892,401
TOTAL INDUSTRIALS		48,258,286
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.3%
ADC Telecommunications, Inc. (a)	272,900	1,986,712
Tellabs, Inc. (a)	685,200	3,974,160
		5,960,872
Computers & Peripherals - 1.4%
Seagate Technology	283,800	3,416,952
Western Digital Corp. (a)	93,600	2,831,400
		6,248,352
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	324,200	2,969,672
IT Services - 3.0%
Affiliated Computer Services, Inc. Class A (a)	65,600	3,110,096
Computer Sciences Corp. (a)	118,100	5,688,877
Fidelity National Information Services, Inc.	187,500	4,391,250
		13,190,223
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Group Ltd. (a)	178,900	2,386,526
Software - 1.1%
Sybase, Inc. (a)	64,600	2,312,680
Synopsys, Inc. (a)	126,700	2,531,466
		4,844,146
TOTAL INFORMATION TECHNOLOGY		35,599,791
MATERIALS - 7.8%
Chemicals - 3.8%
Ashland, Inc.	173,200	5,739,848
CF Industries Holdings, Inc.	30,800	2,431,352
Lubrizol Corp.	46,600	2,699,538
Terra Industries, Inc.	106,300	3,099,708
Valspar Corp.	120,500	3,051,060
		17,021,506
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 2.6%
Ball Corp.	77,100	$ 3,728,556
Owens-Illinois, Inc. (a)	150,300	5,101,182
Rock-Tenn Co. Class A	59,800	2,688,608
		11,518,346
Metals & Mining - 1.4%
Reliance Steel & Aluminum Co.	112,100	3,778,891
Schnitzer Steel Industries, Inc. Class A	42,400	2,279,848
		6,058,739
TOTAL MATERIALS		34,598,591
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyTel, Inc.	134,988	4,237,273
Qwest Communications International, Inc.	1,248,700	4,819,982
		9,057,255
UTILITIES - 11.9%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	115,500	2,911,755
NV Energy, Inc.	227,300	2,613,950
		5,525,705
Gas Utilities - 2.1%
Energen Corp.	103,200	4,264,224
Questar Corp.	157,900	5,221,753
		9,485,977
Independent Power Producers & Energy Traders - 3.0%
AES Corp.	303,900	3,886,881
Constellation Energy Group, Inc.	122,000	3,501,400
NRG Energy, Inc. (a)	209,800	5,708,658
		13,096,939
Multi-Utilities - 5.6%
CenterPoint Energy, Inc.	201,500	2,428,075
CMS Energy Corp.	329,000	4,257,260
OGE Energy Corp.	104,200	3,136,420
PG&E Corp.	52,700	2,127,499
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	150,900	$ 7,911,688
Wisconsin Energy Corp.	111,800	4,804,046
		24,664,988
TOTAL UTILITIES		52,773,609
TOTAL COMMON STOCKS (Cost $405,004,469)		441,146,151
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.37% (b)	2,969,358	2,969,358
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	21,952,850	21,952,850
TOTAL MONEY MARKET FUNDS (Cost $24,922,208)		24,922,208
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $429,926,677)		466,068,359
NET OTHER ASSETS - (5.2)%		(23,225,834)
NET ASSETS - 100%		$ 442,842,525
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,287
Fidelity Securities Lending Cash Central Fund	99,687
Total	$ 104,974
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Bermuda	12.3%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $142,309,837 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $101,684,929 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,672,342) - See accompanying schedule: Unaffiliated issuers (cost $405,004,469)	$ 441,146,151
Fidelity Central Funds (cost $24,922,208)	24,922,208
Total Investments (cost $429,926,677)		$ 466,068,359
Receivable for investments sold		8,240,764
Receivable for fund shares sold		473,469
Dividends receivable		204,798
Distributions receivable from Fidelity Central Funds		50,112
Prepaid expenses		2,042
Other receivables		151
Total assets		475,039,695

Liabilities
Payable for investments purchased	$ 9,494,897
Payable for fund shares redeemed	425,093
Accrued management fee	159,013
Distribution fees payable	5,155
Other affiliated payables	131,750
Other payables and accrued expenses	28,412
Collateral on securities loaned, at value	21,952,850
Total liabilities		32,197,170

Net Assets		$ 442,842,525
Net Assets consist of:
Paid in capital		$ 696,369,727
Undistributed net investment income		2,256,534
Accumulated undistributed net realized gain (loss) on investments		(291,925,418)
Net unrealized appreciation (depreciation) on investments		36,141,682
Net Assets		$ 442,842,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,310,351 ÷ 877,595 shares)	$ 10.61

Maximum offering price per share (100/94.25 of $10.61)	$ 11.26
Class T: Net Asset Value and redemption price per share ($3,199,301 ÷ 301,922 shares)	$ 10.60

Maximum offering price per share (100/96.50 of $10.60)	$ 10.98
Class B: Net Asset Value and offering price per share ($933,621 ÷ 88,389 shares)A	$ 10.56

Class C: Net Asset Value and offering price per share ($1,803,076 ÷ 171,329 shares)A	$ 10.52

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($425,961,144 ÷ 39,943,901 shares)	$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,635,032 ÷ 153,752 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,002,030
Interest		14
Income from Fidelity Central Funds		104,974
Total income		4,107,018

Expenses
Management fee Basic fee	$ 1,099,590
Performance adjustment	(127,943)
Transfer agent fees	671,712
Distribution fees	26,965
Accounting and security lending fees	78,158
Custodian fees and expenses	11,768
Independent trustees' compensation	1,533
Registration fees	57,288
Audit	25,255
Legal	857
Miscellaneous	5,375
Total expenses before reductions	1,850,558
Expense reductions	(74)	1,850,484
Net investment income (loss)		2,256,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(32,137,634)
Change in net unrealized appreciation (depreciation) on investment securities		123,109,125
Net gain (loss)		90,971,491
Net increase (decrease) in net assets resulting from operations		$ 93,228,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,256,534	$ 5,959,078
Net realized gain (loss)	(32,137,634)	(224,093,527)
Change in net unrealized appreciation (depreciation)	123,109,125	(76,632,308)
Net increase (decrease) in net assets resulting from operations	93,228,025	(294,766,757)
Distributions to shareholders from net investment income	-	(6,653,128)
Distributions to shareholders from net realized gain	-	(337)
Total distributions	-	(6,653,465)
Share transactions - net increase (decrease)	(20,479,895)	(81,315,615)
Redemption fees	9,437	13,835
Total increase (decrease) in net assets	72,757,567	(382,722,002)

Net Assets
Beginning of period	370,084,958	752,806,960
End of period (including undistributed net investment income of $2,256,534 and undistributed net investment income of $0, respectively)	$ 442,842,525	$ 370,084,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.04	.09	.03
Net realized and unrealized gain (loss)	2.04	(6.47)	(1.78)
Total from investment operations	2.08	(6.38)	(1.75)
Distributions from net investment income	-	(.14)	(.06)
Distributions from net realized gain	-	- J	(.77)
Total distributions	-	(.14)	(.83)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.61	$ 8.53	$ 15.05
Total Return B, C, D	24.38%	(42.40)%	(10.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.12%	1.14% A
Expenses net of all reductions	1.18% A	1.12%	1.13% A
Net investment income (loss)	.92% A	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,310	$ 6,404	$ 7,445
Portfolio turnover rate G	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.03	.06	(.02)
Net realized and unrealized gain (loss)	2.04	(6.46)	(1.76)
Total from investment operations	2.07	(6.40)	(1.78)
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.11)	(.81)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.60	$ 8.53	$ 15.04
Total Return B, C, J	24.27%	(42.57)%	(10.46)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.44% A	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.38%	1.39% A
Net investment income (loss)	.67% A	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,199	$ 2,413	$ 3,714
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.10)
Net realized and unrealized gain (loss)	2.02	(6.40)	(1.76)
Total from investment operations	2.03	(6.41)	(1.86)
Distributions from net investment income	-	(.05)	(.01)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.05)	(.78)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.56	$ 8.53	$ 14.99
Total Return B, C, D	23.80%	(42.79)%	(10.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.87%	1.89% A
Expenses net of fee waivers, if any	1.94% A	1.87%	1.89% A
Expenses net of all reductions	1.94% A	1.87%	1.89% A
Net investment income (loss)	.16% A	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 934	$ 763	$ 1,304
Portfolio turnover rate G	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.01	- I	(.10)
Net realized and unrealized gain (loss)	2.01	(6.41)	(1.77)
Total from investment operations	2.02	(6.41)	(1.87)
Distributions from net investment income	-	(.07)	(.01)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.07)	(.78)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.52	$ 8.50	$ 14.98
Total Return B, C, J	23.76%	(42.79)%	(10.94)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.93% A	1.86%	1.90% A
Expenses net of fee waivers, if any	1.93% A	1.86%	1.90% A
Expenses net of all reductions	1.93% A	1.86%	1.90% A
Net investment income (loss)	.17% A	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,803	$ 1,232	$ 1,658
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Income from Investment Operations
Net investment income (loss) D	.05	.13	.08	.09	.16 G	.08
Net realized and unrealized gain (loss)	2.04	(6.49)	(1.34)	1.98	2.59	2.10
Total from investment operations	2.09	(6.36)	(1.26)	2.07	2.75	2.18
Distributions from net investment income	-	(.16)	(.06)	(.09)	(.10)	(.04)
Distributions from net realized gain	-	- I	(.77)	(.45)	(1.15)	(.32)
Total distributions	-	(.16)	(.83)	(.54)	(1.24) J	(.36)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14
Total Return B, C	24.39%	(42.19)%	(7.67)%	13.48%	19.97%	17.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.85%	.83%	.84%	.86%	.91%
Expenses net of fee waivers, if any	.93% A	.84%	.82%	.84%	.86%	.91%
Expenses net of all reductions	.93% A	.84%	.82%	.84%	.81%	.90%
Net investment income (loss)	1.17% A	.99%	.47%	.56%	1.08% G	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,961	$ 358,380	$ 737,234	$ 678,794	$ 365,817	$ 153,231
Portfolio turnover rate F	283% A	268%	264%	187%	207%	196%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.05	.12	.07
Net realized and unrealized gain (loss)	2.04	(6.48)	(1.78)
Total from investment operations	2.09	(6.36)	(1.71)
Distributions from net investment income	-	(.16)	(.09)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.16)	(.86)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.63	$ 8.54	$ 15.06
Total Return B, C	24.47%	(42.26)%	(10.06)%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.87%	.89% A
Expenses net of fee waivers, if any	.92% A	.87%	.89% A
Expenses net of all reductions	.92% A	.87%	.88% A
Net investment income (loss)	1.18% A	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,635	$ 894	$ 1,452
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,788,545
Unrealized depreciation	(26,604,514)
Net unrealized appreciation (depreciation)	$ 29,184,031

Cost for federal income tax purposes	$ 436,884,328

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $551,728,959 and $568,253,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,229	$ 1,338
Class T	.25%	.25%	6,510	44
Class B	.75%	.25%	4,055	3,049
Class C	.75%	.25%	7,171	1,552
			$ 26,965	$ 5,983

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,578
Class T	497
Class B*	1,462
Class C*	123
$ 5,660

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,752.34
Class T	4,561.35
Class B	1,427.35
Class C	2,507.35
Mid Cap Value	648,622.34
Institutional Class	1,843.33
	$ 671,712

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,089 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,371 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $99,687.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $74 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended July 31, 2009	Year ended January 31, 2009
Class A	$ -	$ 101,584
Class T	-	33,331
Class B	-	3,956
Class C	-	10,614
Mid Cap Value	-	6,486,758
Institutional Class	-	16,885
Total	$ -	$ 6,653,128
From net realized gain
Class A	$ -	$ 8
Mid Cap Value	-	329
Total	$ -	$ 337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	261,615	516,793	$ 2,309,659	$ 6,454,575
Reinvestment of distributions	-	10,427	-	91,240
Shares redeemed	(134,464)	(271,437)	(1,194,547)	(3,408,758)
Net increase (decrease)	127,151	255,783	$ 1,115,112	$ 3,137,057
Class T
Shares sold	66,551	149,480	$ 592,242	$ 1,776,169
Reinvestment of distributions	-	3,723	-	32,575
Shares redeemed	(47,324)	(117,537)	(394,616)	(1,390,148)
Net increase (decrease)	19,227	35,666	$ 197,626	$ 418,596
Class B
Shares sold	14,568	43,650	$ 124,291	$ 477,470
Reinvestment of distributions	-	435	-	3,806
Shares redeemed	(15,622)	(41,649)	(137,543)	(562,129)
Net increase (decrease)	(1,054)	2,436	$ (13,252)	$ (80,853)
Class C
Shares sold	56,075	95,890	$ 519,182	$ 1,109,702
Reinvestment of distributions	-	1,126	-	9,818
Shares redeemed	(29,702)	(62,740)	(259,670)	(773,072)
Net increase (decrease)	26,373	34,276	$ 259,512	$ 346,448
Mid Cap Value
Shares sold	6,144,792	8,792,040	$ 50,602,064	$ 111,146,935
Reinvestment of distributions	-	714,638	-	6,274,689
Shares redeemed	(8,030,513)	(16,524,977)	(73,111,427)	(202,765,519)
Net increase (decrease)	(1,885,721)	(7,018,299)	$ (22,509,363)	$ (85,343,895)
Institutional Class
Shares sold	77,009	120,307	$ 694,998	$ 1,667,689
Reinvestment of distributions	-	1,918	-	16,780
Shares redeemed	(27,851)	(114,042)	(224,528)	(1,477,437)
Net increase (decrease)	49,158	8,183	$ 470,470	$ 207,032

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Mid Cap Value (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Mid Cap Value (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Value (retail class) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid Cap Value (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Value (retail class) ranked below its competitive median for 2008 and the total expenses for Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCV-USAN-0909
1.900182.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity®
Mid Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.18%
Actual		$ 1,000.00	$ 1,243.80	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.44%
Actual		$ 1,000.00	$ 1,242.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.94%
Actual		$ 1,000.00	$ 1,238.00	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.93%
Actual		$ 1,000.00	$ 1,237.60	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Mid Cap Value	.93%
Actual		$ 1,000.00	$ 1,243.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,244.70	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	1.6
SunTrust Banks, Inc.	1.6	0.0
Comerica, Inc.	1.4	0.7
Murphy Oil Corp.	1.3	0.0
Ashland, Inc.	1.3	0.0
NRG Energy, Inc.	1.3	1.4
Computer Sciences Corp.	1.3	1.3
Unum Group	1.3	1.4
Bunge Ltd.	1.3	1.0
Macy's, Inc.	1.3	0.0
	13.9
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	27.4
Consumer Discretionary	12.2	12.5
Utilities	11.9	16.4
Industrials	10.9	7.4
Energy	9.8	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.6%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	13.1%	** Foreign investments	9.0%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.1%
Federal-Mogul Corp. Class A (a)	153,602	$ 2,170,396
TRW Automotive Holdings Corp. (a)	157,300	2,647,359
		4,817,755
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	122,400	2,036,736
Wyndham Worldwide Corp.	318,100	4,437,495
		6,474,231
Household Durables - 1.2%
Whirlpool Corp. (d)	96,600	5,514,894
Media - 0.5%
Time Warner Cable, Inc.	67,700	2,238,162
Multiline Retail - 2.2%
Macy's, Inc.	397,000	5,522,270
Sears Holdings Corp. (a)(d)	63,000	4,179,420
		9,701,690
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	59,000	2,147,600
AutoNation, Inc. (a)(d)	125,200	2,589,136
Gymboree Corp. (a)	84,300	3,353,454
RadioShack Corp.	180,200	2,794,902
Signet Jewelers Ltd.	136,900	3,022,752
		13,907,844
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	82,100	2,429,339
Hanesbrands, Inc. (a)	135,100	2,688,490
Phillips-Van Heusen Corp.	76,800	2,717,184
VF Corp.	57,000	3,687,330
		11,522,343
TOTAL CONSUMER DISCRETIONARY		54,176,919
CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	223,500	3,053,010
Molson Coors Brewing Co. Class B	98,000	4,430,580
Pepsi Bottling Group, Inc.	74,200	2,519,090
		10,002,680
Food Products - 3.2%
Bunge Ltd.	79,300	5,548,621
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	99,500	$ 2,108,405
Del Monte Foods Co.	278,600	2,691,276
Tyson Foods, Inc. Class A	323,100	3,693,033
		14,041,335
Household Products - 0.5%
Energizer Holdings, Inc. (a)	38,100	2,440,686
Tobacco - 0.8%
Lorillard, Inc.	46,000	3,391,120
TOTAL CONSUMER STAPLES		29,875,821
ENERGY - 9.8%
Energy Equipment & Services - 4.5%
BJ Services Co.	246,200	3,491,116
ENSCO International, Inc.	115,100	4,361,139
Helmerich & Payne, Inc.	120,200	4,130,072
Nabors Industries Ltd. (a)	229,800	3,911,196
Tidewater, Inc.	85,200	3,834,000
		19,727,523
Oil, Gas & Consumable Fuels - 5.3%
Foundation Coal Holdings, Inc.	67,500	2,425,275
Frontier Oil Corp.	154,500	2,147,550
Holly Corp.	99,500	2,116,365
Murphy Oil Corp.	101,800	5,924,760
Newfield Exploration Co. (a)	125,100	4,920,183
Southern Union Co.	93,800	1,817,844
Sunoco, Inc.	166,400	4,108,416
		23,460,393
TOTAL ENERGY		43,187,916
FINANCIALS - 25.8%
Capital Markets - 2.1%
Invesco Ltd.	185,000	3,653,750
MF Global Ltd. (a)	374,200	2,387,396
Raymond James Financial, Inc. (d)	157,600	3,233,952
		9,275,098
Commercial Banks - 4.6%
Associated Banc-Corp.	385,300	4,176,652
BancorpSouth, Inc. (d)	132,400	2,979,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	256,000	$ 6,103,040
SunTrust Banks, Inc.	359,000	7,000,500
		20,259,192
Consumer Finance - 0.7%
Capital One Financial Corp.	111,200	3,413,840
Insurance - 11.3%
Allied World Assurance Co. Holdings Ltd.	91,500	3,976,590
Aspen Insurance Holdings Ltd.	153,300	3,812,571
Axis Capital Holdings Ltd.	150,400	4,280,384
CNA Financial Corp.	140,100	2,388,705
Endurance Specialty Holdings Ltd.	97,900	3,266,923
Everest Re Group Ltd.	62,400	5,005,728
Genworth Financial, Inc. Class A	626,900	4,325,610
Lincoln National Corp.	238,600	5,055,934
PartnerRe Ltd.	65,700	4,506,363
RenaissanceRe Holdings Ltd.	83,400	4,190,850
Unum Group	302,600	5,679,802
Validus Holdings Ltd. (d)	152,400	3,459,480
		49,948,940
Real Estate Investment Trusts - 7.1%
Annaly Capital Management, Inc.	312,200	5,260,570
Brandywine Realty Trust (SBI)	385,000	3,149,300
CBL & Associates Properties, Inc. (d)	440,400	2,615,976
HRPT Properties Trust (SBI)	789,000	3,802,980
ProLogis Trust	566,900	4,983,051
SL Green Realty Corp.	182,300	4,699,694
The Macerich Co. (d)	134,800	2,651,516
Ventas, Inc.	120,600	4,257,180
		31,420,267
TOTAL FINANCIALS		114,317,337
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 1.0%
Cooper Companies, Inc.	79,900	2,192,456
Inverness Medical Innovations, Inc. (a)	63,000	2,119,950
		4,312,406
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Community Health Systems, Inc. (a)	101,800	$ 2,882,976
Humana, Inc. (a)	97,600	3,206,160
		6,089,136
Pharmaceuticals - 2.0%
King Pharmaceuticals, Inc. (a)	313,100	2,839,817
Mylan, Inc. (a)(d)	207,400	2,735,606
Watson Pharmaceuticals, Inc. (a)	95,700	3,323,661
		8,899,084
TOTAL HEALTH CARE		19,300,626
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc. (a)	27,800	2,188,416
Goodrich Corp.	58,300	2,994,288
Precision Castparts Corp.	41,900	3,344,039
TransDigm Group, Inc. (a)	57,000	2,182,530
		10,709,273
Building Products - 0.8%
Owens Corning (a)	201,500	3,703,570
Commercial Services & Supplies - 1.4%
Cintas Corp.	168,100	4,232,758
The Brink's Co.	73,000	1,981,950
		6,214,708
Electrical Equipment - 2.3%
Cooper Industries Ltd. Class A	139,800	4,606,410
General Cable Corp. (a)	79,600	3,086,092
Thomas & Betts Corp. (a)	93,300	2,485,512
		10,178,014
Industrial Conglomerates - 0.6%
Textron, Inc.	190,500	2,560,320
Machinery - 3.4%
Navistar International Corp. (a)	100,800	3,985,632
Oshkosh Co.	190,700	5,234,715
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	167,600	$ 3,415,688
Toro Co. (d)	65,100	2,256,366
		14,892,401
TOTAL INDUSTRIALS		48,258,286
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.3%
ADC Telecommunications, Inc. (a)	272,900	1,986,712
Tellabs, Inc. (a)	685,200	3,974,160
		5,960,872
Computers & Peripherals - 1.4%
Seagate Technology	283,800	3,416,952
Western Digital Corp. (a)	93,600	2,831,400
		6,248,352
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	324,200	2,969,672
IT Services - 3.0%
Affiliated Computer Services, Inc. Class A (a)	65,600	3,110,096
Computer Sciences Corp. (a)	118,100	5,688,877
Fidelity National Information Services, Inc.	187,500	4,391,250
		13,190,223
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Group Ltd. (a)	178,900	2,386,526
Software - 1.1%
Sybase, Inc. (a)	64,600	2,312,680
Synopsys, Inc. (a)	126,700	2,531,466
		4,844,146
TOTAL INFORMATION TECHNOLOGY		35,599,791
MATERIALS - 7.8%
Chemicals - 3.8%
Ashland, Inc.	173,200	5,739,848
CF Industries Holdings, Inc.	30,800	2,431,352
Lubrizol Corp.	46,600	2,699,538
Terra Industries, Inc.	106,300	3,099,708
Valspar Corp.	120,500	3,051,060
		17,021,506
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 2.6%
Ball Corp.	77,100	$ 3,728,556
Owens-Illinois, Inc. (a)	150,300	5,101,182
Rock-Tenn Co. Class A	59,800	2,688,608
		11,518,346
Metals & Mining - 1.4%
Reliance Steel & Aluminum Co.	112,100	3,778,891
Schnitzer Steel Industries, Inc. Class A	42,400	2,279,848
		6,058,739
TOTAL MATERIALS		34,598,591
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyTel, Inc.	134,988	4,237,273
Qwest Communications International, Inc.	1,248,700	4,819,982
		9,057,255
UTILITIES - 11.9%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	115,500	2,911,755
NV Energy, Inc.	227,300	2,613,950
		5,525,705
Gas Utilities - 2.1%
Energen Corp.	103,200	4,264,224
Questar Corp.	157,900	5,221,753
		9,485,977
Independent Power Producers & Energy Traders - 3.0%
AES Corp.	303,900	3,886,881
Constellation Energy Group, Inc.	122,000	3,501,400
NRG Energy, Inc. (a)	209,800	5,708,658
		13,096,939
Multi-Utilities - 5.6%
CenterPoint Energy, Inc.	201,500	2,428,075
CMS Energy Corp.	329,000	4,257,260
OGE Energy Corp.	104,200	3,136,420
PG&E Corp.	52,700	2,127,499
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	150,900	$ 7,911,688
Wisconsin Energy Corp.	111,800	4,804,046
		24,664,988
TOTAL UTILITIES		52,773,609
TOTAL COMMON STOCKS (Cost $405,004,469)		441,146,151
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.37% (b)	2,969,358	2,969,358
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	21,952,850	21,952,850
TOTAL MONEY MARKET FUNDS (Cost $24,922,208)		24,922,208
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $429,926,677)		466,068,359
NET OTHER ASSETS - (5.2)%		(23,225,834)
NET ASSETS - 100%		$ 442,842,525
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,287
Fidelity Securities Lending Cash Central Fund	99,687
Total	$ 104,974
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Bermuda	12.3%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $142,309,837 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $101,684,929 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,672,342) - See accompanying schedule: Unaffiliated issuers (cost $405,004,469)	$ 441,146,151
Fidelity Central Funds (cost $24,922,208)	24,922,208
Total Investments (cost $429,926,677)		$ 466,068,359
Receivable for investments sold		8,240,764
Receivable for fund shares sold		473,469
Dividends receivable		204,798
Distributions receivable from Fidelity Central Funds		50,112
Prepaid expenses		2,042
Other receivables		151
Total assets		475,039,695

Liabilities
Payable for investments purchased	$ 9,494,897
Payable for fund shares redeemed	425,093
Accrued management fee	159,013
Distribution fees payable	5,155
Other affiliated payables	131,750
Other payables and accrued expenses	28,412
Collateral on securities loaned, at value	21,952,850
Total liabilities		32,197,170

Net Assets		$ 442,842,525
Net Assets consist of:
Paid in capital		$ 696,369,727
Undistributed net investment income		2,256,534
Accumulated undistributed net realized gain (loss) on investments		(291,925,418)
Net unrealized appreciation (depreciation) on investments		36,141,682
Net Assets		$ 442,842,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,310,351 ÷ 877,595 shares)	$ 10.61

Maximum offering price per share (100/94.25 of $10.61)	$ 11.26
Class T: Net Asset Value and redemption price per share ($3,199,301 ÷ 301,922 shares)	$ 10.60

Maximum offering price per share (100/96.50 of $10.60)	$ 10.98
Class B: Net Asset Value and offering price per share ($933,621 ÷ 88,389 shares)A	$ 10.56

Class C: Net Asset Value and offering price per share ($1,803,076 ÷ 171,329 shares)A	$ 10.52

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($425,961,144 ÷ 39,943,901 shares)	$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,635,032 ÷ 153,752 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,002,030
Interest		14
Income from Fidelity Central Funds		104,974
Total income		4,107,018

Expenses
Management fee Basic fee	$ 1,099,590
Performance adjustment	(127,943)
Transfer agent fees	671,712
Distribution fees	26,965
Accounting and security lending fees	78,158
Custodian fees and expenses	11,768
Independent trustees' compensation	1,533
Registration fees	57,288
Audit	25,255
Legal	857
Miscellaneous	5,375
Total expenses before reductions	1,850,558
Expense reductions	(74)	1,850,484
Net investment income (loss)		2,256,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(32,137,634)
Change in net unrealized appreciation (depreciation) on investment securities		123,109,125
Net gain (loss)		90,971,491
Net increase (decrease) in net assets resulting from operations		$ 93,228,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,256,534	$ 5,959,078
Net realized gain (loss)	(32,137,634)	(224,093,527)
Change in net unrealized appreciation (depreciation)	123,109,125	(76,632,308)
Net increase (decrease) in net assets resulting from operations	93,228,025	(294,766,757)
Distributions to shareholders from net investment income	-	(6,653,128)
Distributions to shareholders from net realized gain	-	(337)
Total distributions	-	(6,653,465)
Share transactions - net increase (decrease)	(20,479,895)	(81,315,615)
Redemption fees	9,437	13,835
Total increase (decrease) in net assets	72,757,567	(382,722,002)

Net Assets
Beginning of period	370,084,958	752,806,960
End of period (including undistributed net investment income of $2,256,534 and undistributed net investment income of $0, respectively)	$ 442,842,525	$ 370,084,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.04	.09	.03
Net realized and unrealized gain (loss)	2.04	(6.47)	(1.78)
Total from investment operations	2.08	(6.38)	(1.75)
Distributions from net investment income	-	(.14)	(.06)
Distributions from net realized gain	-	- J	(.77)
Total distributions	-	(.14)	(.83)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.61	$ 8.53	$ 15.05
Total Return B, C, D	24.38%	(42.40)%	(10.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.12%	1.14% A
Expenses net of all reductions	1.18% A	1.12%	1.13% A
Net investment income (loss)	.92% A	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,310	$ 6,404	$ 7,445
Portfolio turnover rate G	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.03	.06	(.02)
Net realized and unrealized gain (loss)	2.04	(6.46)	(1.76)
Total from investment operations	2.07	(6.40)	(1.78)
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.11)	(.81)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.60	$ 8.53	$ 15.04
Total Return B, C, J	24.27%	(42.57)%	(10.46)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.44% A	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.38%	1.39% A
Net investment income (loss)	.67% A	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,199	$ 2,413	$ 3,714
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.10)
Net realized and unrealized gain (loss)	2.02	(6.40)	(1.76)
Total from investment operations	2.03	(6.41)	(1.86)
Distributions from net investment income	-	(.05)	(.01)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.05)	(.78)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.56	$ 8.53	$ 14.99
Total Return B, C, D	23.80%	(42.79)%	(10.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.87%	1.89% A
Expenses net of fee waivers, if any	1.94% A	1.87%	1.89% A
Expenses net of all reductions	1.94% A	1.87%	1.89% A
Net investment income (loss)	.16% A	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 934	$ 763	$ 1,304
Portfolio turnover rate G	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.01	- I	(.10)
Net realized and unrealized gain (loss)	2.01	(6.41)	(1.77)
Total from investment operations	2.02	(6.41)	(1.87)
Distributions from net investment income	-	(.07)	(.01)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.07)	(.78)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.52	$ 8.50	$ 14.98
Total Return B, C, J	23.76%	(42.79)%	(10.94)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.93% A	1.86%	1.90% A
Expenses net of fee waivers, if any	1.93% A	1.86%	1.90% A
Expenses net of all reductions	1.93% A	1.86%	1.90% A
Net investment income (loss)	.17% A	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,803	$ 1,232	$ 1,658
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Income from Investment Operations
Net investment income (loss) D	.05	.13	.08	.09	.16 G	.08
Net realized and unrealized gain (loss)	2.04	(6.49)	(1.34)	1.98	2.59	2.10
Total from investment operations	2.09	(6.36)	(1.26)	2.07	2.75	2.18
Distributions from net investment income	-	(.16)	(.06)	(.09)	(.10)	(.04)
Distributions from net realized gain	-	- I	(.77)	(.45)	(1.15)	(.32)
Total distributions	-	(.16)	(.83)	(.54)	(1.24) J	(.36)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14
Total Return B, C	24.39%	(42.19)%	(7.67)%	13.48%	19.97%	17.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.85%	.83%	.84%	.86%	.91%
Expenses net of fee waivers, if any	.93% A	.84%	.82%	.84%	.86%	.91%
Expenses net of all reductions	.93% A	.84%	.82%	.84%	.81%	.90%
Net investment income (loss)	1.17% A	.99%	.47%	.56%	1.08% G	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,961	$ 358,380	$ 737,234	$ 678,794	$ 365,817	$ 153,231
Portfolio turnover rate F	283% A	268%	264%	187%	207%	196%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.05	.12	.07
Net realized and unrealized gain (loss)	2.04	(6.48)	(1.78)
Total from investment operations	2.09	(6.36)	(1.71)
Distributions from net investment income	-	(.16)	(.09)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.16)	(.86)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.63	$ 8.54	$ 15.06
Total Return B, C	24.47%	(42.26)%	(10.06)%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.87%	.89% A
Expenses net of fee waivers, if any	.92% A	.87%	.89% A
Expenses net of all reductions	.92% A	.87%	.88% A
Net investment income (loss)	1.18% A	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,635	$ 894	$ 1,452
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,788,545
Unrealized depreciation	(26,604,514)
Net unrealized appreciation (depreciation)	$ 29,184,031

Cost for federal income tax purposes	$ 436,884,328

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $551,728,959 and $568,253,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,229	$ 1,338
Class T	.25%	.25%	6,510	44
Class B	.75%	.25%	4,055	3,049
Class C	.75%	.25%	7,171	1,552
			$ 26,965	$ 5,983

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,578
Class T	497
Class B*	1,462
Class C*	123
$ 5,660

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,752.34
Class T	4,561.35
Class B	1,427.35
Class C	2,507.35
Mid Cap Value	648,622.34
Institutional Class	1,843.33
	$ 671,712

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,089 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,371 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $99,687.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $74 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended July 31, 2009	Year ended January 31, 2009
Class A	$ -	$ 101,584
Class T	-	33,331
Class B	-	3,956
Class C	-	10,614
Mid Cap Value	-	6,486,758
Institutional Class	-	16,885
Total	$ -	$ 6,653,128
From net realized gain
Class A	$ -	$ 8
Mid Cap Value	-	329
Total	$ -	$ 337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	261,615	516,793	$ 2,309,659	$ 6,454,575
Reinvestment of distributions	-	10,427	-	91,240
Shares redeemed	(134,464)	(271,437)	(1,194,547)	(3,408,758)
Net increase (decrease)	127,151	255,783	$ 1,115,112	$ 3,137,057
Class T
Shares sold	66,551	149,480	$ 592,242	$ 1,776,169
Reinvestment of distributions	-	3,723	-	32,575
Shares redeemed	(47,324)	(117,537)	(394,616)	(1,390,148)
Net increase (decrease)	19,227	35,666	$ 197,626	$ 418,596
Class B
Shares sold	14,568	43,650	$ 124,291	$ 477,470
Reinvestment of distributions	-	435	-	3,806
Shares redeemed	(15,622)	(41,649)	(137,543)	(562,129)
Net increase (decrease)	(1,054)	2,436	$ (13,252)	$ (80,853)
Class C
Shares sold	56,075	95,890	$ 519,182	$ 1,109,702
Reinvestment of distributions	-	1,126	-	9,818
Shares redeemed	(29,702)	(62,740)	(259,670)	(773,072)
Net increase (decrease)	26,373	34,276	$ 259,512	$ 346,448
Mid Cap Value
Shares sold	6,144,792	8,792,040	$ 50,602,064	$ 111,146,935
Reinvestment of distributions	-	714,638	-	6,274,689
Shares redeemed	(8,030,513)	(16,524,977)	(73,111,427)	(202,765,519)
Net increase (decrease)	(1,885,721)	(7,018,299)	$ (22,509,363)	$ (85,343,895)
Institutional Class
Shares sold	77,009	120,307	$ 694,998	$ 1,667,689
Reinvestment of distributions	-	1,918	-	16,780
Shares redeemed	(27,851)	(114,042)	(224,528)	(1,477,437)
Net increase (decrease)	49,158	8,183	$ 470,470	$ 207,032

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Mid Cap Value (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Mid Cap Value (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Value (retail class) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid Cap Value (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Value (retail class) ranked below its competitive median for 2008 and the total expenses for Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCV-USAN-0909
1.838442.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Value
Fund - Institutional Class

Semiannual Report

July 31, 2009

Institutional Class is a class of
Fidelity® Mid Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.18%
Actual		$ 1,000.00	$ 1,243.80	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.44%
Actual		$ 1,000.00	$ 1,242.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.94%
Actual		$ 1,000.00	$ 1,238.00	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.93%
Actual		$ 1,000.00	$ 1,237.60	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Mid Cap Value	.93%
Actual		$ 1,000.00	$ 1,243.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,244.70	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	1.6
SunTrust Banks, Inc.	1.6	0.0
Comerica, Inc.	1.4	0.7
Murphy Oil Corp.	1.3	0.0
Ashland, Inc.	1.3	0.0
NRG Energy, Inc.	1.3	1.4
Computer Sciences Corp.	1.3	1.3
Unum Group	1.3	1.4
Bunge Ltd.	1.3	1.0
Macy's, Inc.	1.3	0.0
	13.9
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	27.4
Consumer Discretionary	12.2	12.5
Utilities	11.9	16.4
Industrials	10.9	7.4
Energy	9.8	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 99.6%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	13.1%	** Foreign investments	9.0%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.1%
Federal-Mogul Corp. Class A (a)	153,602	$ 2,170,396
TRW Automotive Holdings Corp. (a)	157,300	2,647,359
		4,817,755
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	122,400	2,036,736
Wyndham Worldwide Corp.	318,100	4,437,495
		6,474,231
Household Durables - 1.2%
Whirlpool Corp. (d)	96,600	5,514,894
Media - 0.5%
Time Warner Cable, Inc.	67,700	2,238,162
Multiline Retail - 2.2%
Macy's, Inc.	397,000	5,522,270
Sears Holdings Corp. (a)(d)	63,000	4,179,420
		9,701,690
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	59,000	2,147,600
AutoNation, Inc. (a)(d)	125,200	2,589,136
Gymboree Corp. (a)	84,300	3,353,454
RadioShack Corp.	180,200	2,794,902
Signet Jewelers Ltd.	136,900	3,022,752
		13,907,844
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	82,100	2,429,339
Hanesbrands, Inc. (a)	135,100	2,688,490
Phillips-Van Heusen Corp.	76,800	2,717,184
VF Corp.	57,000	3,687,330
		11,522,343
TOTAL CONSUMER DISCRETIONARY		54,176,919
CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	223,500	3,053,010
Molson Coors Brewing Co. Class B	98,000	4,430,580
Pepsi Bottling Group, Inc.	74,200	2,519,090
		10,002,680
Food Products - 3.2%
Bunge Ltd.	79,300	5,548,621
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	99,500	$ 2,108,405
Del Monte Foods Co.	278,600	2,691,276
Tyson Foods, Inc. Class A	323,100	3,693,033
		14,041,335
Household Products - 0.5%
Energizer Holdings, Inc. (a)	38,100	2,440,686
Tobacco - 0.8%
Lorillard, Inc.	46,000	3,391,120
TOTAL CONSUMER STAPLES		29,875,821
ENERGY - 9.8%
Energy Equipment & Services - 4.5%
BJ Services Co.	246,200	3,491,116
ENSCO International, Inc.	115,100	4,361,139
Helmerich & Payne, Inc.	120,200	4,130,072
Nabors Industries Ltd. (a)	229,800	3,911,196
Tidewater, Inc.	85,200	3,834,000
		19,727,523
Oil, Gas & Consumable Fuels - 5.3%
Foundation Coal Holdings, Inc.	67,500	2,425,275
Frontier Oil Corp.	154,500	2,147,550
Holly Corp.	99,500	2,116,365
Murphy Oil Corp.	101,800	5,924,760
Newfield Exploration Co. (a)	125,100	4,920,183
Southern Union Co.	93,800	1,817,844
Sunoco, Inc.	166,400	4,108,416
		23,460,393
TOTAL ENERGY		43,187,916
FINANCIALS - 25.8%
Capital Markets - 2.1%
Invesco Ltd.	185,000	3,653,750
MF Global Ltd. (a)	374,200	2,387,396
Raymond James Financial, Inc. (d)	157,600	3,233,952
		9,275,098
Commercial Banks - 4.6%
Associated Banc-Corp.	385,300	4,176,652
BancorpSouth, Inc. (d)	132,400	2,979,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	256,000	$ 6,103,040
SunTrust Banks, Inc.	359,000	7,000,500
		20,259,192
Consumer Finance - 0.7%
Capital One Financial Corp.	111,200	3,413,840
Insurance - 11.3%
Allied World Assurance Co. Holdings Ltd.	91,500	3,976,590
Aspen Insurance Holdings Ltd.	153,300	3,812,571
Axis Capital Holdings Ltd.	150,400	4,280,384
CNA Financial Corp.	140,100	2,388,705
Endurance Specialty Holdings Ltd.	97,900	3,266,923
Everest Re Group Ltd.	62,400	5,005,728
Genworth Financial, Inc. Class A	626,900	4,325,610
Lincoln National Corp.	238,600	5,055,934
PartnerRe Ltd.	65,700	4,506,363
RenaissanceRe Holdings Ltd.	83,400	4,190,850
Unum Group	302,600	5,679,802
Validus Holdings Ltd. (d)	152,400	3,459,480
		49,948,940
Real Estate Investment Trusts - 7.1%
Annaly Capital Management, Inc.	312,200	5,260,570
Brandywine Realty Trust (SBI)	385,000	3,149,300
CBL & Associates Properties, Inc. (d)	440,400	2,615,976
HRPT Properties Trust (SBI)	789,000	3,802,980
ProLogis Trust	566,900	4,983,051
SL Green Realty Corp.	182,300	4,699,694
The Macerich Co. (d)	134,800	2,651,516
Ventas, Inc.	120,600	4,257,180
		31,420,267
TOTAL FINANCIALS		114,317,337
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 1.0%
Cooper Companies, Inc.	79,900	2,192,456
Inverness Medical Innovations, Inc. (a)	63,000	2,119,950
		4,312,406
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Community Health Systems, Inc. (a)	101,800	$ 2,882,976
Humana, Inc. (a)	97,600	3,206,160
		6,089,136
Pharmaceuticals - 2.0%
King Pharmaceuticals, Inc. (a)	313,100	2,839,817
Mylan, Inc. (a)(d)	207,400	2,735,606
Watson Pharmaceuticals, Inc. (a)	95,700	3,323,661
		8,899,084
TOTAL HEALTH CARE		19,300,626
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc. (a)	27,800	2,188,416
Goodrich Corp.	58,300	2,994,288
Precision Castparts Corp.	41,900	3,344,039
TransDigm Group, Inc. (a)	57,000	2,182,530
		10,709,273
Building Products - 0.8%
Owens Corning (a)	201,500	3,703,570
Commercial Services & Supplies - 1.4%
Cintas Corp.	168,100	4,232,758
The Brink's Co.	73,000	1,981,950
		6,214,708
Electrical Equipment - 2.3%
Cooper Industries Ltd. Class A	139,800	4,606,410
General Cable Corp. (a)	79,600	3,086,092
Thomas & Betts Corp. (a)	93,300	2,485,512
		10,178,014
Industrial Conglomerates - 0.6%
Textron, Inc.	190,500	2,560,320
Machinery - 3.4%
Navistar International Corp. (a)	100,800	3,985,632
Oshkosh Co.	190,700	5,234,715
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	167,600	$ 3,415,688
Toro Co. (d)	65,100	2,256,366
		14,892,401
TOTAL INDUSTRIALS		48,258,286
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.3%
ADC Telecommunications, Inc. (a)	272,900	1,986,712
Tellabs, Inc. (a)	685,200	3,974,160
		5,960,872
Computers & Peripherals - 1.4%
Seagate Technology	283,800	3,416,952
Western Digital Corp. (a)	93,600	2,831,400
		6,248,352
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	324,200	2,969,672
IT Services - 3.0%
Affiliated Computer Services, Inc. Class A (a)	65,600	3,110,096
Computer Sciences Corp. (a)	118,100	5,688,877
Fidelity National Information Services, Inc.	187,500	4,391,250
		13,190,223
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Group Ltd. (a)	178,900	2,386,526
Software - 1.1%
Sybase, Inc. (a)	64,600	2,312,680
Synopsys, Inc. (a)	126,700	2,531,466
		4,844,146
TOTAL INFORMATION TECHNOLOGY		35,599,791
MATERIALS - 7.8%
Chemicals - 3.8%
Ashland, Inc.	173,200	5,739,848
CF Industries Holdings, Inc.	30,800	2,431,352
Lubrizol Corp.	46,600	2,699,538
Terra Industries, Inc.	106,300	3,099,708
Valspar Corp.	120,500	3,051,060
		17,021,506
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 2.6%
Ball Corp.	77,100	$ 3,728,556
Owens-Illinois, Inc. (a)	150,300	5,101,182
Rock-Tenn Co. Class A	59,800	2,688,608
		11,518,346
Metals & Mining - 1.4%
Reliance Steel & Aluminum Co.	112,100	3,778,891
Schnitzer Steel Industries, Inc. Class A	42,400	2,279,848
		6,058,739
TOTAL MATERIALS		34,598,591
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyTel, Inc.	134,988	4,237,273
Qwest Communications International, Inc.	1,248,700	4,819,982
		9,057,255
UTILITIES - 11.9%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	115,500	2,911,755
NV Energy, Inc.	227,300	2,613,950
		5,525,705
Gas Utilities - 2.1%
Energen Corp.	103,200	4,264,224
Questar Corp.	157,900	5,221,753
		9,485,977
Independent Power Producers & Energy Traders - 3.0%
AES Corp.	303,900	3,886,881
Constellation Energy Group, Inc.	122,000	3,501,400
NRG Energy, Inc. (a)	209,800	5,708,658
		13,096,939
Multi-Utilities - 5.6%
CenterPoint Energy, Inc.	201,500	2,428,075
CMS Energy Corp.	329,000	4,257,260
OGE Energy Corp.	104,200	3,136,420
PG&E Corp.	52,700	2,127,499
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	150,900	$ 7,911,688
Wisconsin Energy Corp.	111,800	4,804,046
		24,664,988
TOTAL UTILITIES		52,773,609
TOTAL COMMON STOCKS (Cost $405,004,469)		441,146,151
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.37% (b)	2,969,358	2,969,358
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	21,952,850	21,952,850
TOTAL MONEY MARKET FUNDS (Cost $24,922,208)		24,922,208
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $429,926,677)		466,068,359
NET OTHER ASSETS - (5.2)%		(23,225,834)
NET ASSETS - 100%		$ 442,842,525
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,287
Fidelity Securities Lending Cash Central Fund	99,687
Total	$ 104,974
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Bermuda	12.3%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $142,309,837 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $101,684,929 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,672,342) - See accompanying schedule: Unaffiliated issuers (cost $405,004,469)	$ 441,146,151
Fidelity Central Funds (cost $24,922,208)	24,922,208
Total Investments (cost $429,926,677)		$ 466,068,359
Receivable for investments sold		8,240,764
Receivable for fund shares sold		473,469
Dividends receivable		204,798
Distributions receivable from Fidelity Central Funds		50,112
Prepaid expenses		2,042
Other receivables		151
Total assets		475,039,695

Liabilities
Payable for investments purchased	$ 9,494,897
Payable for fund shares redeemed	425,093
Accrued management fee	159,013
Distribution fees payable	5,155
Other affiliated payables	131,750
Other payables and accrued expenses	28,412
Collateral on securities loaned, at value	21,952,850
Total liabilities		32,197,170

Net Assets		$ 442,842,525
Net Assets consist of:
Paid in capital		$ 696,369,727
Undistributed net investment income		2,256,534
Accumulated undistributed net realized gain (loss) on investments		(291,925,418)
Net unrealized appreciation (depreciation) on investments		36,141,682
Net Assets		$ 442,842,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,310,351 ÷ 877,595 shares)	$ 10.61

Maximum offering price per share (100/94.25 of $10.61)	$ 11.26
Class T: Net Asset Value and redemption price per share ($3,199,301 ÷ 301,922 shares)	$ 10.60

Maximum offering price per share (100/96.50 of $10.60)	$ 10.98
Class B: Net Asset Value and offering price per share ($933,621 ÷ 88,389 shares)A	$ 10.56

Class C: Net Asset Value and offering price per share ($1,803,076 ÷ 171,329 shares)A	$ 10.52

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($425,961,144 ÷ 39,943,901 shares)	$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,635,032 ÷ 153,752 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,002,030
Interest		14
Income from Fidelity Central Funds		104,974
Total income		4,107,018

Expenses
Management fee Basic fee	$ 1,099,590
Performance adjustment	(127,943)
Transfer agent fees	671,712
Distribution fees	26,965
Accounting and security lending fees	78,158
Custodian fees and expenses	11,768
Independent trustees' compensation	1,533
Registration fees	57,288
Audit	25,255
Legal	857
Miscellaneous	5,375
Total expenses before reductions	1,850,558
Expense reductions	(74)	1,850,484
Net investment income (loss)		2,256,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(32,137,634)
Change in net unrealized appreciation (depreciation) on investment securities		123,109,125
Net gain (loss)		90,971,491
Net increase (decrease) in net assets resulting from operations		$ 93,228,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,256,534	$ 5,959,078
Net realized gain (loss)	(32,137,634)	(224,093,527)
Change in net unrealized appreciation (depreciation)	123,109,125	(76,632,308)
Net increase (decrease) in net assets resulting from operations	93,228,025	(294,766,757)
Distributions to shareholders from net investment income	-	(6,653,128)
Distributions to shareholders from net realized gain	-	(337)
Total distributions	-	(6,653,465)
Share transactions - net increase (decrease)	(20,479,895)	(81,315,615)
Redemption fees	9,437	13,835
Total increase (decrease) in net assets	72,757,567	(382,722,002)

Net Assets
Beginning of period	370,084,958	752,806,960
End of period (including undistributed net investment income of $2,256,534 and undistributed net investment income of $0, respectively)	$ 442,842,525	$ 370,084,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.04	.09	.03
Net realized and unrealized gain (loss)	2.04	(6.47)	(1.78)
Total from investment operations	2.08	(6.38)	(1.75)
Distributions from net investment income	-	(.14)	(.06)
Distributions from net realized gain	-	- J	(.77)
Total distributions	-	(.14)	(.83)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.61	$ 8.53	$ 15.05
Total Return B, C, D	24.38%	(42.40)%	(10.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.12%	1.14% A
Expenses net of all reductions	1.18% A	1.12%	1.13% A
Net investment income (loss)	.92% A	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,310	$ 6,404	$ 7,445
Portfolio turnover rate G	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.03	.06	(.02)
Net realized and unrealized gain (loss)	2.04	(6.46)	(1.76)
Total from investment operations	2.07	(6.40)	(1.78)
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.11)	(.81)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.60	$ 8.53	$ 15.04
Total Return B, C, J	24.27%	(42.57)%	(10.46)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.44% A	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.38%	1.39% A
Net investment income (loss)	.67% A	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,199	$ 2,413	$ 3,714
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.10)
Net realized and unrealized gain (loss)	2.02	(6.40)	(1.76)
Total from investment operations	2.03	(6.41)	(1.86)
Distributions from net investment income	-	(.05)	(.01)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.05)	(.78)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.56	$ 8.53	$ 14.99
Total Return B, C, D	23.80%	(42.79)%	(10.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.87%	1.89% A
Expenses net of fee waivers, if any	1.94% A	1.87%	1.89% A
Expenses net of all reductions	1.94% A	1.87%	1.89% A
Net investment income (loss)	.16% A	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 934	$ 763	$ 1,304
Portfolio turnover rate G	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.01	- I	(.10)
Net realized and unrealized gain (loss)	2.01	(6.41)	(1.77)
Total from investment operations	2.02	(6.41)	(1.87)
Distributions from net investment income	-	(.07)	(.01)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.07)	(.78)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.52	$ 8.50	$ 14.98
Total Return B, C, J	23.76%	(42.79)%	(10.94)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.93% A	1.86%	1.90% A
Expenses net of fee waivers, if any	1.93% A	1.86%	1.90% A
Expenses net of all reductions	1.93% A	1.86%	1.90% A
Net investment income (loss)	.17% A	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,803	$ 1,232	$ 1,658
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Income from Investment Operations
Net investment income (loss) D	.05	.13	.08	.09	.16 G	.08
Net realized and unrealized gain (loss)	2.04	(6.49)	(1.34)	1.98	2.59	2.10
Total from investment operations	2.09	(6.36)	(1.26)	2.07	2.75	2.18
Distributions from net investment income	-	(.16)	(.06)	(.09)	(.10)	(.04)
Distributions from net realized gain	-	- I	(.77)	(.45)	(1.15)	(.32)
Total distributions	-	(.16)	(.83)	(.54)	(1.24) J	(.36)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14
Total Return B, C	24.39%	(42.19)%	(7.67)%	13.48%	19.97%	17.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.85%	.83%	.84%	.86%	.91%
Expenses net of fee waivers, if any	.93% A	.84%	.82%	.84%	.86%	.91%
Expenses net of all reductions	.93% A	.84%	.82%	.84%	.81%	.90%
Net investment income (loss)	1.17% A	.99%	.47%	.56%	1.08% G	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,961	$ 358,380	$ 737,234	$ 678,794	$ 365,817	$ 153,231
Portfolio turnover rate F	283% A	268%	264%	187%	207%	196%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.05	.12	.07
Net realized and unrealized gain (loss)	2.04	(6.48)	(1.78)
Total from investment operations	2.09	(6.36)	(1.71)
Distributions from net investment income	-	(.16)	(.09)
Distributions from net realized gain	-	-	(.77)
Total distributions	-	(.16)	(.86)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.63	$ 8.54	$ 15.06
Total Return B, C	24.47%	(42.26)%	(10.06)%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.87%	.89% A
Expenses net of fee waivers, if any	.92% A	.87%	.89% A
Expenses net of all reductions	.92% A	.87%	.88% A
Net investment income (loss)	1.18% A	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,635	$ 894	$ 1,452
Portfolio turnover rate F	283% A	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,788,545
Unrealized depreciation	(26,604,514)
Net unrealized appreciation (depreciation)	$ 29,184,031

Cost for federal income tax purposes	$ 436,884,328

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $551,728,959 and $568,253,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,229	$ 1,338
Class T	.25%	.25%	6,510	44
Class B	.75%	.25%	4,055	3,049
Class C	.75%	.25%	7,171	1,552
			$ 26,965	$ 5,983

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,578
Class T	497
Class B*	1,462
Class C*	123
$ 5,660

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,752.34
Class T	4,561.35
Class B	1,427.35
Class C	2,507.35
Mid Cap Value	648,622.34
Institutional Class	1,843.33
	$ 671,712

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,089 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,371 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $99,687.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $74 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended July 31, 2009	Year ended January 31, 2009
Class A	$ -	$ 101,584
Class T	-	33,331
Class B	-	3,956
Class C	-	10,614
Mid Cap Value	-	6,486,758
Institutional Class	-	16,885
Total	$ -	$ 6,653,128
From net realized gain
Class A	$ -	$ 8
Mid Cap Value	-	329
Total	$ -	$ 337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009	Year ended January 31, 2009	Six months ended July 31, 2009	Year ended January 31, 2009
Class A
Shares sold	261,615	516,793	$ 2,309,659	$ 6,454,575
Reinvestment of distributions	-	10,427	-	91,240
Shares redeemed	(134,464)	(271,437)	(1,194,547)	(3,408,758)
Net increase (decrease)	127,151	255,783	$ 1,115,112	$ 3,137,057
Class T
Shares sold	66,551	149,480	$ 592,242	$ 1,776,169
Reinvestment of distributions	-	3,723	-	32,575
Shares redeemed	(47,324)	(117,537)	(394,616)	(1,390,148)
Net increase (decrease)	19,227	35,666	$ 197,626	$ 418,596
Class B
Shares sold	14,568	43,650	$ 124,291	$ 477,470
Reinvestment of distributions	-	435	-	3,806
Shares redeemed	(15,622)	(41,649)	(137,543)	(562,129)
Net increase (decrease)	(1,054)	2,436	$ (13,252)	$ (80,853)
Class C
Shares sold	56,075	95,890	$ 519,182	$ 1,109,702
Reinvestment of distributions	-	1,126	-	9,818
Shares redeemed	(29,702)	(62,740)	(259,670)	(773,072)
Net increase (decrease)	26,373	34,276	$ 259,512	$ 346,448
Mid Cap Value
Shares sold	6,144,792	8,792,040	$ 50,602,064	$ 111,146,935
Reinvestment of distributions	-	714,638	-	6,274,689
Shares redeemed	(8,030,513)	(16,524,977)	(73,111,427)	(202,765,519)
Net increase (decrease)	(1,885,721)	(7,018,299)	$ (22,509,363)	$ (85,343,895)
Institutional Class
Shares sold	77,009	120,307	$ 694,998	$ 1,667,689
Reinvestment of distributions	-	1,918	-	16,780
Shares redeemed	(27,851)	(114,042)	(224,528)	(1,477,437)
Net increase (decrease)	49,158	8,183	$ 470,470	$ 207,032

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.
The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Mid Cap Value (retail class) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Mid Cap Value (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Value (retail class) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid Cap Value (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Value (retail class) ranked below its competitive median for 2008 and the total expenses for Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCVI-USAN-0909
1.838435.100

Fidelity®
Series Large Cap Value Fund

and

Fidelity
Series All-Sector Equity Fund

Series Large Cap Value
Series All-Sector Equity
Class F

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Series Large Cap Value
Investment Changes	<Click Here>	A summary of major shifts in the fund's investment's over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series All-Sector Equity
Investment Changes	<Click Here>	A summary of major shifts in the fund's investment's over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and
(2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009) for Series Large Cap Value and Series All-Sector Equity and for the entire period (June 26, 2009 to July 31, 2009) for Class F of each fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value July 31, 2009	Expenses Paid During Period
Fidelity Series Large Cap Value Fund
Series Large Cap Value	.90%
Actual		$ 1,000.00	$ 1,164.80	$ 4.83 B
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51 C
Class F	.55%
Actual		$ 1,000.00	$ 1,082.30	$ .56 B
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76 C
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.91%
Actual		$ 1,000.00	$ 1,268.00	$ 5.12 B
Hypothetical A		$ 1,000.00	$ 1,020.28	$ 4.56 C
Class F	.56%
Actual		$ 1,000.00	$ 1,092.50	$ .58 B
Hypothetical A		$ 1,000.00	$ 1,022.02	$ 2.81 C

A 5% return per year before expenses

B Actual expenses are equal to each class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Series Large Cap Value and Series All-Sector Equity and multiplied by 36/365 (to reflect the period June 26, 2009 to July 31, 2009) for Class F of each fund.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

Semiannual Report

Fidelity Series Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.4	3.4
JPMorgan Chase & Co.	3.7	2.3
Exxon Mobil Corp.	3.2	7.0
Bank of America Corp.	2.8	1.0
Goldman Sachs Group, Inc.	2.5	1.1
AT&T, Inc.	2.4	3.1
Merck & Co., Inc.	1.9	0.0
Chevron Corp.	1.9	3.8
Wells Fargo & Co.	1.7	2.7
General Electric Co.	1.7	2.0
	26.2
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	19.5
Energy	16.5	18.5
Health Care	10.0	13.9
Consumer Discretionary	8.5	7.9
Information Technology	8.4	3.1
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks 99.0%		Stocks 96.4%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	11.2%	** Foreign investments	3.2%

Semiannual Report

Fidelity Series Large Cap Value Fund

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	939,900	$ 15,639,936
Darden Restaurants, Inc.	479,800	15,540,722
Wyndham Worldwide Corp.	1,398,092	19,503,383
		50,684,041
Household Durables - 0.6%
D.R. Horton, Inc.	1,460,900	16,931,831
Whirlpool Corp.	481,600	27,494,544
		44,426,375
Media - 4.7%
Cablevision Systems Corp. - NY Group Class A	3,806,769	77,924,561
Comcast Corp. Class A (special) (non-vtg.)	7,298,600	102,107,414
Interpublic Group of Companies, Inc. (a)	2,662,915	13,873,787
The DIRECTV Group, Inc. (a)(d)	1,177,800	30,505,020
Time Warner Cable, Inc.	756,400	25,006,584
Time Warner, Inc.	1,516,166	40,420,986
Viacom, Inc. Class B (non-vtg.) (a)	1,493,477	34,588,927
		324,427,279
Multiline Retail - 0.4%
Macy's, Inc.	1,859,100	25,860,081
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	447,800	16,299,920
AutoNation, Inc. (a)(d)	1,010,400	20,895,072
AutoZone, Inc. (a)	100,900	15,495,213
Best Buy Co., Inc.	653,900	24,436,243
Home Depot, Inc.	1,000,200	25,945,188
Staples, Inc.	1,000,800	21,036,816
		124,108,452
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	288,500	18,189,925
TOTAL CONSUMER DISCRETIONARY		587,696,153
CONSUMER STAPLES - 7.3%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	1,357,400	54,005,318
Coca-Cola Enterprises, Inc.	914,300	17,179,697
Molson Coors Brewing Co. Class B	493,674	22,319,002
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	482,500	$ 16,380,875
The Coca-Cola Co.	1,370,400	68,300,736
		178,185,628
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	569,300	19,060,164
Wal-Mart Stores, Inc.	833,800	41,589,944
		60,650,108
Food Products - 2.6%
Archer Daniels Midland Co.	770,000	23,192,400
Bunge Ltd.	570,600	39,924,882
Kraft Foods, Inc. Class A	3,312,900	93,887,586
Smithfield Foods, Inc. (a)(d)	626,343	8,486,948
Tyson Foods, Inc. Class A	1,388,700	15,872,841
		181,364,657
Household Products - 0.4%
Energizer Holdings, Inc. (a)	287,004	18,385,476
Procter & Gamble Co.	153,500	8,520,785
		26,906,261
Tobacco - 0.9%
Lorillard, Inc.	835,200	61,570,944
TOTAL CONSUMER STAPLES		508,677,598
ENERGY - 16.5%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	621,800	17,932,712
BJ Services Co.	1,369,600	19,420,928
ENSCO International, Inc.	503,000	19,058,670
National Oilwell Varco, Inc. (a)	1,237,300	44,468,562
Pride International, Inc. (a)	1,123,100	28,156,117
Transocean Ltd. (a)	843,300	67,202,577
Weatherford International Ltd. (a)	400,200	7,507,752
		203,747,318
Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp.	668,100	32,202,420
Arch Coal, Inc.	1,203,831	20,958,698
BP PLC sponsored ADR	564,300	28,237,572
Canadian Natural Resources Ltd.	346,100	20,804,229
Chesapeake Energy Corp.	2,640,110	56,603,958
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	1,877,284	$ 130,414,919
ConocoPhillips	2,044,955	89,384,983
Exxon Mobil Corp.	3,149,600	221,700,344
Foundation Coal Holdings, Inc.	342,100	12,291,653
Marathon Oil Corp.	2,840,800	91,615,800
Occidental Petroleum Corp.	574,500	40,984,830
Petro-Canada	997,000	41,171,885
Royal Dutch Shell PLC Class A sponsored ADR	496,200	26,119,968
Sunoco, Inc.	1,533,300	37,857,177
Tesoro Corp.	1,053,600	13,791,624
Total SA sponsored ADR	403,300	22,443,645
Valero Energy Corp.	2,941,035	52,938,630
		939,522,335
TOTAL ENERGY		1,143,269,653
FINANCIALS - 23.2%
Capital Markets - 5.8%
Bank of New York Mellon Corp.	1,202,600	32,879,084
BlackRock, Inc. Class A	97,800	18,634,812
Credit Suisse Group sponsored ADR	78,900	3,737,493
Goldman Sachs Group, Inc.	1,048,030	171,143,299
Invesco Ltd.	2,912,167	57,515,298
Morgan Stanley	2,852,600	81,299,100
Nomura Holdings, Inc. sponsored ADR (d)	1,267,700	11,168,437
Northern Trust Corp.	343,900	20,568,659
State Street Corp.	177,600	8,933,280
		405,879,462
Commercial Banks - 3.3%
Comerica, Inc.	844,400	20,130,496
KeyCorp	1,269,800	7,339,444
PNC Financial Services Group, Inc.	576,000	21,116,160
Sumitomo Mitsui Financial Group, Inc.	855,800	36,634,499
SunTrust Banks, Inc.	1,152,100	22,465,950
Wells Fargo & Co.	4,843,196	118,464,574
		226,151,123
Consumer Finance - 1.2%
American Express Co.	1,157,200	32,783,476
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	1,057,900	$ 32,477,530
Discover Financial Services	1,419,300	16,861,284
		82,122,290
Diversified Financial Services - 6.7%
Bank of America Corp.	12,961,235	191,696,666
JPMorgan Chase & Co.	6,642,086	256,716,624
NYSE Euronext	576,500	15,536,675
		463,949,965
Insurance - 6.2%
Assurant, Inc.	880,700	22,475,464
Axis Capital Holdings Ltd.	633,600	18,032,256
Berkshire Hathaway, Inc. Class B (a)	8,630	27,447,715
Everest Re Group Ltd.	412,500	33,090,750
Lincoln National Corp.	1,560,000	33,056,400
MetLife, Inc.	1,691,100	57,412,845
RenaissanceRe Holdings Ltd.	983,942	49,443,086
The Travelers Companies, Inc.	2,243,632	96,633,230
Unum Group	1,633,000	30,651,410
Validus Holdings Ltd.	707,400	16,057,980
XL Capital Ltd. Class A	3,127,407	44,033,891
		428,335,027
TOTAL FINANCIALS		1,606,437,867
HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	3,585,900	38,512,566
Cooper Companies, Inc.	537,700	14,754,488
Covidien PLC	506,700	19,158,327
		72,425,381
Health Care Providers & Services - 1.5%
CIGNA Corp.	794,500	22,563,800
Community Health Systems, Inc. (a)	591,000	16,737,120
Express Scripts, Inc. (a)	220,100	15,415,804
Health Management Associates, Inc. Class A (a)	2,911,800	17,558,154
Humana, Inc. (a)	543,000	17,837,550
Medco Health Solutions, Inc. (a)	303,500	16,043,010
		106,155,438
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.4%
Johnson & Johnson	687,545	$ 41,864,615
Merck & Co., Inc.	4,359,900	130,840,599
Mylan, Inc. (a)(d)	1,227,800	16,194,682
Pfizer, Inc.	19,068,811	303,766,159
Watson Pharmaceuticals, Inc. (a)	530,700	18,431,211
		511,097,266
TOTAL HEALTH CARE		689,678,085
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.2%
Goodrich Corp.	459,000	23,574,240
Honeywell International, Inc.	927,500	32,184,250
Northrop Grumman Corp.	509,522	22,714,491
Precision Castparts Corp.	209,300	16,704,233
United Technologies Corp.	1,015,800	55,330,626
		150,507,840
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	586,000	19,308,700
Rockwell Automation, Inc.	302,300	12,518,243
Thomas & Betts Corp. (a)	550,000	14,652,000
		46,478,943
Industrial Conglomerates - 2.4%
General Electric Co.	8,791,941	117,812,009
Siemens AG sponsored ADR	247,500	19,671,300
Textron, Inc.	2,154,167	28,952,004
		166,435,313
Machinery - 0.6%
Caterpillar, Inc.	432,800	19,069,168
Oshkosh Co.	782,400	21,476,880
		40,546,048
Road & Rail - 1.6%
CSX Corp.	1,596,000	64,031,520
Union Pacific Corp.	811,628	46,684,843
		110,716,363
TOTAL INDUSTRIALS		514,684,507
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	1,228,100	$ 27,030,481
Juniper Networks, Inc. (a)	129,700	3,389,061
Tellabs, Inc. (a)	3,193,100	18,519,980
		48,939,522
Computers & Peripherals - 3.2%
Dell, Inc. (a)	4,780,978	63,969,486
EMC Corp. (a)	2,432,400	36,631,944
Seagate Technology	8,719,586	104,983,815
Western Digital Corp. (a)	589,000	17,817,250
		223,402,495
Internet Software & Services - 2.1%
eBay, Inc. (a)	3,703,800	78,705,750
IAC/InterActiveCorp (a)	1,628,800	29,986,208
VeriSign, Inc. (a)	1,773,300	36,246,252
		144,938,210
IT Services - 0.8%
Accenture Ltd. Class A	466,800	16,370,676
Computer Sciences Corp. (a)	427,557	20,595,421
Fidelity National Information Services, Inc.	841,600	19,710,272
		56,676,369
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	1,653,600	31,831,800
Lam Research Corp. (a)	385,200	11,579,112
Maxim Integrated Products, Inc.	1,905,846	33,771,591
MEMC Electronic Materials, Inc. (a)	896,700	15,799,854
Micron Technology, Inc. (a)	2,686,500	17,166,735
		110,149,092
TOTAL INFORMATION TECHNOLOGY		584,105,688
MATERIALS - 5.4%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	328,600	24,513,560
Ashland, Inc.	1,147,424	38,025,631
Dow Chemical Co.	3,415,000	72,295,550
Lubrizol Corp.	315,000	18,247,950
Terra Industries, Inc.	509,800	14,865,768
The Mosaic Co.	451,200	23,530,080
		191,478,539
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.3%
Vulcan Materials Co. (d)	411,800	$ 19,552,264
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	979,500	33,244,230
Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc.	1,189,300	71,714,790
Goldcorp, Inc.	836,800	31,791,177
Reliance Steel & Aluminum Co.	715,900	24,132,989
		127,638,956
TOTAL MATERIALS		371,913,989
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	6,442,686	168,991,654
Qwest Communications International, Inc. (d)	14,117,700	54,494,322
Verizon Communications, Inc.	3,363,483	107,866,900
		331,352,876
Wireless Telecommunication Services - 2.0%
Sprint Nextel Corp. (a)	26,022,975	104,091,900
Vodafone Group PLC sponsored ADR	1,724,000	35,479,920
		139,571,820
TOTAL TELECOMMUNICATION SERVICES		470,924,696
UTILITIES - 5.5%
Electric Utilities - 3.3%
Allegheny Energy, Inc.	1,779,963	44,872,867
American Electric Power Co., Inc.	858,700	26,585,352
Exelon Corp.	1,705,132	86,723,014
FirstEnergy Corp.	1,345,505	55,434,806
FPL Group, Inc.	235,900	13,368,453
		226,984,492
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	972,700	12,440,833
Calpine Corp. (a)	1,594,200	20,533,296
Constellation Energy Group, Inc.	607,500	17,435,250
NRG Energy, Inc. (a)	675,300	18,374,913
		68,784,292
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.2%
PG&E Corp.	1,071,500	$ 43,256,455
Sempra Energy	801,294	42,011,844
		85,268,299
TOTAL UTILITIES		381,037,083
TOTAL COMMON STOCKS (Cost $5,969,994,442)		6,858,425,319
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.37% (b)	74,599,574	74,599,574
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	81,196,775	81,196,775
TOTAL MONEY MARKET FUNDS (Cost $155,796,349)		155,796,349
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,125,790,791)		7,014,221,668
NET OTHER ASSETS - (1.2)%		(86,432,512)
NET ASSETS - 100%		$ 6,927,789,156
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 270,856
Fidelity Securities Lending Cash Central Fund	126,365
Total	$ 397,221
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 587,696,153	$ 587,696,153	$ -	$ -
Consumer Staples	508,677,598	508,677,598	-	-
Energy	1,143,269,653	1,143,269,653	-	-
Financials	1,606,437,867	1,606,437,867	-	-
Health Care	689,678,085	689,678,085	-	-
Industrials	514,684,507	514,684,507	-	-
Information Technology	584,105,688	584,105,688	-	-
Materials	371,913,989	371,913,989	-	-
Telecommunication Services	470,924,696	470,924,696	-	-
Utilities	381,037,083	381,037,083	-	-
Money Market Funds	155,796,349	155,796,349	-	-
Total Investments in Securities:	$ 7,014,221,668	$ 7,014,221,668	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,351,250
Total Realized Gain (Loss)	(271,671)
Total Unrealized Gain (Loss)	398,750
Cost of Purchases	4,248,542
Proceeds of Sales	(6,726,871)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Bermuda	3.5%
Cayman Islands	1.5%
Canada	1.4%
United Kingdom	1.3%
Switzerland	1.1%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,122,379) - See accompanying schedule: Unaffiliated issuers (cost $5,969,994,442)	$ 6,858,425,319
Fidelity Central Funds (cost $155,796,349)	155,796,349
Total Investments (cost $6,125,790,791)		$ 7,014,221,668
Receivable for investments sold		66,586,109
Receivable for fund shares sold		10,378,313
Dividends receivable		8,030,201
Distributions receivable from Fidelity Central Funds		34,387
Prepaid expenses		958
Other receivables		499
Total assets		7,099,252,135

Liabilities
Payable for investments purchased	$ 85,321,146
Payable for fund shares redeemed	101,356
Accrued management fee	3,031,168
Other affiliated payables	1,625,003
Other payables and accrued expenses	187,531
Collateral on securities loaned, at value	81,196,775
Total liabilities		171,462,979

Net Assets		$ 6,927,789,156
Net Assets consist of:
Paid in capital		$ 5,983,630,630
Undistributed net investment income		36,129,095
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,595,415
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		888,434,016
Net Assets		$ 6,927,789,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Series Large Cap Value: Net Asset Value, offering price and redemption price per share ($6,927,147,499 ÷ 658,767,860 shares)	$ 10.52

Class F: Net Asset Value, offering price and redemption price per share ($641,657 ÷ 61,018 shares)	$ 10.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 56,891,900
Interest		14,891
Income from Fidelity Central Funds		397,221
Total income		57,304,012

Expenses
Management fee	$ 13,330,528
Transfer agent fees	7,422,699
Accounting and security lending fees	557,214
Custodian fees and expenses	76,894
Independent trustees' compensation	14,898
Registration fees	159,814
Audit	27,717
Legal	1,811
Miscellaneous	10,178
Total expenses before reductions	21,601,753
Expense reductions	(4,210)	21,597,543
Net investment income (loss)		35,706,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,442,308
Foreign currency transactions	73,210
Total net realized gain (loss)		52,515,518
Change in net unrealized appreciation (depreciation) on: Investment securities	1,029,658,936
Assets and liabilities in foreign currencies	3,091
Total change in net unrealized appreciation (depreciation)		1,029,662,027
Net gain (loss)		1,082,177,545
Net increase (decrease) in net assets resulting from operations		$ 1,117,884,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	For the period October 24, 2008 (commencement of operations) to January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,706,469	$ 6,459,024
Net realized gain (loss)	52,515,518	(9,377,016)
Change in net unrealized appreciation (depreciation)	1,029,662,027	(141,228,011)
Net increase (decrease) in net assets resulting from operations	1,117,884,014	(144,146,003)
Distributions to shareholders from net investment income	-	(5,971,115)
Distributions to shareholders from net realized gain	(23,608,370)	-
Total distributions	(23,608,370)	(5,971,115)
Share transactions - net increase (decrease)	3,776,617,491	2,207,013,139
Total increase (decrease) in net assets	4,870,893,135	2,056,896,021

Net Assets
Beginning of period	2,056,896,021	-
End of period (including undistributed net investment income of $36,129,095 and undistributed net investment income of $422,626, respectively)	$ 6,927,789,156	$ 2,056,896,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Large Cap Value

Six months ended July 31, 2009

Year ended January 31,

(Unaudited)

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.05
Net realized and unrealized gain (loss)	1.41	(.90)
Total from investment operations	1.48	(.85)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.07)	-
Total distributions	(.07)	(.04)
Net asset value, end of period	$ 10.52	$ 9.11
Total Return B,C	16.48%	(8.58)%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.90% A
Expenses net of fee waivers, if any	.90% A	.90% A
Expenses net of all reductions	.90% A	.90% A
Net investment income (loss)	1.50% A	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,927,147	$ 2,056,896
Portfolio turnover rate F	227% A	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 24, 2008 (commencement of operations) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended July 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.79
Total from investment operations	.80
Net asset value, end of period	$ 10.52
Total Return B,C	8.23%
Ratios to Average Net Assets E,H
Expenses before reductions	.55% A
Expenses net of fee waivers, if any	.55% A
Expenses net of all reductions	.55% A
Net investment income (loss)	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 642
Portfolio turnover rate F	227% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.7	2.4
Microsoft Corp.	2.1	2.0
Chevron Corp.	1.7	0.7
Verizon Communications, Inc.	1.6	1.6
Royal Dutch Shell PLC Class B ADR	1.6	0.0
Pfizer, Inc.	1.6	1.2
Intel Corp.	1.6	0.0
Procter & Gamble Co.	1.6	2.1
ASML Holding NV (NY Shares)	1.5	1.0
Wells Fargo & Co.	1.3	1.4
	17.3
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	15.0
Health Care	13.7	15.5
Financials	13.6	10.3
Consumer Staples	11.5	12.7
Energy	11.4	12.5
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks and Equity Futures 98.0%		Stocks and Equity Futures 96.3%
	Bonds 0.0%		Bonds 0.0%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	17.0%	** Foreign investments	13.7%

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.5%
BorgWarner, Inc.	182,600	$ 6,060,494
Johnson Controls, Inc.	824,300	21,332,884
TRW Automotive Holdings Corp. (a)	445,000	7,489,350
		34,882,728
Automobiles - 0.1%
Harley-Davidson, Inc.	288,700	6,524,620
Distributors - 0.3%
Li & Fung Ltd.	6,842,000	20,173,255
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	138,961	11,923,624
Regis Corp.	289,037	3,948,245
		15,871,869
Hotels, Restaurants & Leisure - 0.7%
Burger King Holdings, Inc.	295,100	5,022,602
McDonald's Corp.	314,400	17,310,864
Royal Caribbean Cruises Ltd.	594,300	8,629,236
Starwood Hotels & Resorts Worldwide, Inc.	410,400	9,689,544
Wendy's/Arby's Group, Inc.	514,600	2,356,868
		43,009,114
Household Durables - 0.6%
Centex Corp.	40,211	438,702
D.R. Horton, Inc.	226,700	2,627,453
Mohawk Industries, Inc. (a)	282,700	14,581,666
Newell Rubbermaid, Inc.	592,300	7,622,901
Pulte Homes, Inc.	125,500	1,426,935
Whirlpool Corp.	230,453	13,156,562
		39,854,219
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	319,764	27,422,961
Expedia, Inc. (a)	472,200	9,779,262
Priceline.com, Inc. (a)(d)	53,000	6,869,860
		44,072,083
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	182,300	4,830,950
Media - 2.9%
Central European Media Enterprises Ltd. Class A (a)	301,800	6,374,016
Comcast Corp.:
Class A	1,136,400	16,886,904
Class A (special) (non-vtg.)	1,046,428	14,639,528
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. (a)	272,100	$ 6,666,450
DISH Network Corp. Class A (a)	361,313	6,124,255
DreamWorks Animation SKG, Inc. Class A (a)	267,358	8,424,451
Interpublic Group of Companies, Inc. (a)	1,147,900	5,980,559
Liberty Global, Inc. Class A (a)	322,800	6,762,660
The DIRECTV Group, Inc. (a)(d)	1,350,100	34,967,590
The Walt Disney Co.	2,052,800	51,566,336
Time Warner Cable, Inc.	646,206	21,363,570
Viacom, Inc. Class B (non-vtg.) (a)	648,500	15,019,260
		194,775,579
Multiline Retail - 0.6%
Kohl's Corp. (a)	115,184	5,592,183
Target Corp.	775,000	33,805,500
		39,397,683
Specialty Retail - 2.3%
Best Buy Co., Inc.	150,300	5,616,711
Home Depot, Inc.	1,636,500	42,450,810
Lowe's Companies, Inc.	1,876,100	42,137,206
MarineMax, Inc. (a)	140,911	948,331
Ross Stores, Inc.	183,700	8,099,333
Sally Beauty Holdings, Inc. (a)	775,000	5,409,500
Staples, Inc.	697,400	14,659,348
Tiffany & Co., Inc.	180,400	5,381,332
TJX Companies, Inc.	616,500	22,335,795
Urban Outfitters, Inc. (a)	220,800	5,308,032
Zumiez, Inc. (a)	306,600	2,928,030
		155,274,428
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	110,400	3,128,736
LVMH Moet Hennessy - Louis Vuitton	67,400	6,079,755
Ports Design Ltd.	1,807,000	4,658,653
		13,867,144
TOTAL CONSUMER DISCRETIONARY		612,533,672
CONSUMER STAPLES - 11.5%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	588,854	23,428,059
Coca-Cola Enterprises, Inc.	674,600	12,675,734
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola FEMSA SAB de CV sponsored ADR	86,100	$ 3,977,820
Coca-Cola Icecek AS	318,246	1,903,722
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	54,996	3,867,869
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,504,715	20,554,407
Diageo PLC sponsored ADR	141,465	8,824,587
Dr Pepper Snapple Group, Inc. (a)	543,887	13,385,059
Embotelladora Andina SA sponsored ADR	212,300	3,874,475
Fomento Economico Mexicano SAB de CV sponsored ADR	53,900	2,080,540
Molson Coors Brewing Co. Class B	550,470	24,886,749
Pepsi Bottling Group, Inc.	205,370	6,972,312
PepsiCo, Inc.	911,270	51,714,573
The Coca-Cola Co.	1,127,900	56,214,536
		234,360,442
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	209,300	10,360,350
CVS Caremark Corp.	1,930,299	64,626,411
Kroger Co.	926,850	19,816,053
Safeway, Inc.	1,147,241	21,717,272
Wal-Mart Stores, Inc.	790,703	39,440,266
Walgreen Co.	317,553	9,860,021
		165,820,373
Food Products - 1.9%
Archer Daniels Midland Co.	489,555	14,745,397
Bunge Ltd.	29,100	2,036,127
Cadbury PLC sponsored ADR	154,317	6,100,151
General Mills, Inc.	281,081	16,558,482
Green Mountain Coffee Roasters, Inc. (a)(d)	238,666	16,811,633
Nestle SA (Reg.)	772,033	31,772,808
SLC Agricola SA	215,100	2,057,629
Tyson Foods, Inc. Class A	691,800	7,907,274
Unilever NV (NY Shares)	928,400	25,252,480
Viterra, Inc. (a)	229,700	1,933,800
		125,175,781
Household Products - 2.0%
Colgate-Palmolive Co.	266,909	19,334,888
Energizer Holdings, Inc. (a)	150,300	9,628,218
Procter & Gamble Co.	1,873,707	104,009,476
		132,972,582
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	812,277	$ 26,301,529
Mead Johnson Nutrition Co. Class A	106,200	3,866,742
		30,168,271
Tobacco - 1.2%
Altria Group, Inc.	1,117,782	19,594,718
British American Tobacco PLC sponsored ADR	609,534	37,906,919
Philip Morris International, Inc.	507,916	23,668,886
Souza Cruz Industria Comerico	58,600	1,994,159
		83,164,682
TOTAL CONSUMER STAPLES		771,662,131
ENERGY - 11.4%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (a)	285,256	8,226,783
BJ Services Co.	1,414,200	20,053,356
ENSCO International, Inc.	202,400	7,668,936
Global Industries Ltd. (a)	467,800	3,195,074
Halliburton Co.	372,500	8,228,525
Helix Energy Solutions Group, Inc. (a)	365,026	3,829,123
Helmerich & Payne, Inc.	582,100	20,000,956
Nabors Industries Ltd. (a)	1,018,400	17,333,168
National Oilwell Varco, Inc. (a)	847,000	30,441,180
Noble Corp.	619,141	20,964,114
Patterson-UTI Energy, Inc.	569,138	7,859,796
Pride International, Inc. (a)	401,000	10,053,070
Smith International, Inc.	459,900	11,557,287
Transocean Ltd. (a)	75,600	6,024,564
Weatherford International Ltd. (a)	2,041,000	38,289,160
		213,725,092
Oil, Gas & Consumable Fuels - 8.2%
Chesapeake Energy Corp.	92,700	1,987,488
Chevron Corp.	1,637,685	113,769,977
China Shenhua Energy Co. Ltd. (H Shares)	999,500	4,081,908
Comstock Resources, Inc. (a)	32,878	1,265,803
Concho Resources, Inc. (a)	1,107,500	34,000,250
Continental Resources, Inc. (a)(d)	81,463	2,755,893
Denbury Resources, Inc. (a)	1,392,400	23,113,840
El Paso Corp.	2,215,979	22,292,749
Energy Resources of Australia Ltd.	210,731	4,458,729
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. (a)	950,900	$ 13,065,366
Marathon Oil Corp.	187,050	6,032,363
Occidental Petroleum Corp.	380,576	27,150,292
OPTI Canada, Inc. (a)(e)	95,900	139,753
Petro-Canada	293,900	12,136,827
Petrobank Energy & Resources Ltd. (a)	27,300	830,644
Petrohawk Energy Corp. (a)	1,731,759	42,047,109
Plains Exploration & Production Co. (a)	787,300	22,556,145
Quicksilver Resources, Inc. (a)(d)	237,801	2,725,199
Range Resources Corp.	178,790	8,297,644
Royal Dutch Shell PLC Class B ADR	2,067,900	108,626,787
SandRidge Energy, Inc. (a)	499,600	4,671,260
Southwestern Energy Co. (a)	703,300	29,137,719
Suncor Energy, Inc.	1,677,000	54,231,847
Ultra Petroleum Corp. (a)	183,697	8,104,712
Uranium One, Inc. (a)	215,900	577,149
Venoco, Inc. (a)	153,725	1,358,929
		549,416,382
TOTAL ENERGY		763,141,474
FINANCIALS - 13.5%
Capital Markets - 2.6%
BlackRock, Inc. Class A	32,500	6,192,550
GFI Group, Inc.	291,700	1,881,465
Goldman Sachs Group, Inc.	402,948	65,801,408
Greenhill & Co., Inc.	36,900	2,779,308
Janus Capital Group, Inc.	482,768	6,594,611
Morgan Stanley	1,532,600	43,679,100
Northern Trust Corp.	134,647	8,053,237
State Street Corp.	770,500	38,756,150
		173,737,829
Commercial Banks - 3.0%
Bangkok Bank Ltd. PCL (For. Reg.)	489,600	1,618,572
Fifth Third Bancorp	310,500	2,949,750
Huntington Bancshares, Inc.	595,755	2,436,638
Mitsubishi UFJ Financial Group, Inc.	2,333,500	14,253,356
PNC Financial Services Group, Inc.	489,767	17,954,858
Standard Chartered PLC (United Kingdom)	294,392	6,989,057
Sumitomo Mitsui Financial Group, Inc.	370,700	15,868,671
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	620,400	$ 12,097,800
U.S. Bancorp, Delaware	1,966,700	40,140,347
Wells Fargo & Co.	3,441,540	84,180,068
		198,489,117
Consumer Finance - 1.0%
American Express Co.	992,100	28,106,193
Capital One Financial Corp.	971,502	29,825,111
Discover Financial Services	629,488	7,478,317
		65,409,621
Diversified Financial Services - 3.5%
Bank of America Corp.	2,428,290	35,914,409
BM&F BOVESPA SA	329,500	2,126,034
Citigroup, Inc.	2,468,892	7,826,388
CME Group, Inc.	7,300	2,035,459
IntercontinentalExchange, Inc. (a)	15,391	1,447,677
JPMorgan Chase & Co.	4,724,000	182,582,595
		231,932,562
Insurance - 2.6%
ACE Ltd.	502,881	24,671,342
CNA Financial Corp.	645,755	11,010,123
eHealth, Inc. (a)	200,485	3,255,876
Everest Re Group Ltd.	43,100	3,457,482
Genworth Financial, Inc. Class A	941,200	6,494,280
Lincoln National Corp.	425,600	9,018,464
MetLife, Inc.	913,973	31,029,383
PartnerRe Ltd.	127,300	8,731,507
Principal Financial Group, Inc.	333,100	7,894,470
Protective Life Corp.	428,500	6,406,075
Prudential Financial, Inc.	223,399	9,889,874
Sony Financial Holdings, Inc.	3,155	9,727,444
The Travelers Companies, Inc.	594,300	25,596,501
XL Capital Ltd. Class A	1,071,900	15,092,352
		172,275,173
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp.	83,215	466,836
Duke Realty LP	641,700	6,089,733
Plum Creek Timber Co., Inc. (d)	282,300	8,830,344
Potlatch Corp.	188,820	5,583,407
ProLogis Trust	1,625,700	14,289,903
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	84,400	$ 2,175,832
Vornado Realty Trust	1	51
		37,436,106
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA (a)	687,700	7,149,721
DLF Ltd.	306,406	2,538,381
Forestar Group, Inc. (a)	181,840	2,367,557
Housing Development and Infrastructure Ltd.	290,088	1,679,872
Indiabulls Real Estate Ltd.	735,622	3,788,473
		17,524,004
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	175,600	2,502,300
TOTAL FINANCIALS		899,306,712
HEALTH CARE - 13.7%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (a)	35,500	896,730
Amgen, Inc. (a)	839,985	52,339,465
BioCryst Pharmaceuticals, Inc. (a)(d)	293,371	2,699,013
Biogen Idec, Inc. (a)	490,979	23,346,051
Cephalon, Inc. (a)	88,000	5,161,200
Gilead Sciences, Inc. (a)	643,868	31,504,461
Human Genome Sciences, Inc. (a)	531,500	7,600,450
ONYX Pharmaceuticals, Inc. (a)	225,635	8,104,809
United Therapeutics Corp. (a)	52,449	4,857,826
Vanda Pharmaceuticals, Inc. (a)	272,997	4,149,554
		140,659,559
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	748,848	42,212,562
Boston Scientific Corp. (a)	2,366,454	25,415,716
C.R. Bard, Inc.	41,369	3,043,517
Cooper Companies, Inc.	182,246	5,000,830
Covidien PLC	1,030,299	38,955,605
Edwards Lifesciences Corp. (a)	173,500	11,348,635
ev3, Inc. (a)	320,009	3,926,510
Fisher & Paykel Healthcare Corp.	403,086	867,174
Mako Surgical Corp. (a)	376,358	3,296,896
Nobel Biocare Holding AG (Switzerland)	95,280	2,262,861
Quidel Corp. (a)	405,879	6,059,773
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	992,000	$ 2,598,450
St. Jude Medical, Inc. (a)	120,429	4,541,378
		149,529,907
Health Care Providers & Services - 2.5%
CIGNA Corp.	905,036	25,703,022
Community Health Systems, Inc. (a)	413,374	11,706,752
Express Scripts, Inc. (a)	437,229	30,623,519
Health Net, Inc. (a)	307,300	4,157,769
Henry Schein, Inc. (a)	257,687	13,239,958
Medco Health Solutions, Inc. (a)	798,450	42,206,067
UnitedHealth Group, Inc.	1,001,041	28,089,210
WellPoint, Inc. (a)	160,851	8,467,197
		164,193,494
Health Care Technology - 0.4%
HLTH Corp. (a)(d)	2,003,489	29,411,219
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	409,851	14,812,015
Life Technologies Corp. (a)	574,879	26,174,241
QIAGEN NV (a)	589,884	11,184,201
		52,170,457
Pharmaceuticals - 5.7%
Abbott Laboratories	756,527	34,036,150
Allergan, Inc.	798,857	42,682,930
Ardea Biosciences, Inc. (a)	95,300	1,856,444
Elan Corp. PLC sponsored ADR (a)	284,600	2,242,648
Johnson & Johnson	981,635	59,771,755
King Pharmaceuticals, Inc. (a)	766,719	6,954,141
Merck & Co., Inc.	1,757,072	52,729,731
Novo Nordisk AS Series B	163,038	9,595,243
Pfizer, Inc.	6,577,300	104,776,389
Pronova BioPharma ASA (a)	1,249,907	3,893,252
Roche Holding AG (participation certificate)	95,474	15,053,918
Schering-Plough Corp.	365,267	9,683,228
Shire PLC sponsored ADR	141,800	6,354,058
Teva Pharmaceutical Industries Ltd. sponsored ADR	146,600	7,819,644
Wyeth	454,706	21,166,564
		378,616,095
TOTAL HEALTH CARE		914,580,731
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.7%
General Dynamics Corp.	126,400	$ 7,001,296
Honeywell International, Inc.	744,400	25,830,680
Lockheed Martin Corp.	325,455	24,331,016
Precision Castparts Corp.	85,500	6,823,755
Raytheon Co.	399,500	18,756,525
The Boeing Co.	231,600	9,937,956
United Technologies Corp.	376,300	20,497,061
		113,178,289
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	280,400	15,290,212
FedEx Corp.	166,300	11,281,792
United Parcel Service, Inc. Class B	716,400	38,492,172
		65,064,176
Building Products - 0.1%
Masco Corp.	585,500	8,156,015
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	312,153	15,982,234
Construction & Engineering - 0.3%
MYR Group, Inc. (a)	57,900	1,043,358
Quanta Services, Inc. (a)	884,400	20,615,364
		21,658,722
Electrical Equipment - 0.9%
Alstom SA	201,112	13,807,202
Cooper Industries Ltd. Class A	216,005	7,117,365
Energy Conversion Devices, Inc. (a)(d)	221,200	3,149,888
Regal-Beloit Corp.	216,824	10,051,961
Renewable Energy Corp. AS (a)(d)	1,358,724	10,784,350
Sunpower Corp. Class B (a)	514,671	14,050,518
		58,961,284
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	127,320	3,988,936
General Electric Co.	6,161,809	82,568,241
Siemens AG sponsored ADR	248,700	19,766,676
Textron, Inc.	1,241,795	16,689,725
Tyco International Ltd.	338,200	10,220,404
		133,233,982
Machinery - 2.8%
Caterpillar, Inc.	322,300	14,200,538
Cummins, Inc.	844,300	36,313,343
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	634,200	$ 38,838,408
Deere & Co.	574,400	25,124,256
Eaton Corp.	455,500	23,649,560
Flowserve Corp.	21,800	1,760,786
Illinois Tool Works, Inc.	100,000	4,055,000
Ingersoll-Rand Co. Ltd.	290,400	8,386,752
Navistar International Corp. (a)	286,886	11,343,472
PACCAR, Inc.	250,960	8,695,764
Parker Hannifin Corp.	15,300	677,484
Toro Co.	174,915	6,062,554
Trinity Industries, Inc.	94,800	1,323,408
Vallourec SA	40,723	5,357,134
		185,788,459
Professional Services - 0.2%
Manpower, Inc.	210,200	10,079,090
Monster Worldwide, Inc. (a)	492,569	6,418,174
		16,497,264
Road & Rail - 0.7%
CSX Corp.	351,600	14,106,192
Union Pacific Corp.	592,000	34,051,840
		48,158,032
Trading Companies & Distributors - 0.2%
GATX Corp.	48,800	1,230,736
W.W. Grainger, Inc.	91,299	8,208,693
WESCO International, Inc. (a)	83,100	2,051,739
		11,491,168
TOTAL INDUSTRIALS		678,169,625
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.8%
Adtran, Inc.	223,639	5,403,118
Ciena Corp. (a)	1,233,473	13,765,559
Juniper Networks, Inc. (a)	1,890,350	49,394,846
QUALCOMM, Inc.	552,233	25,518,687
Sycamore Networks, Inc. (a)	6,814,921	23,170,731
ZTE Corp. (H Shares)	1,259,440	5,492,890
		122,745,831
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.9%
Acer, Inc.	2,070,320	$ 4,366,539
Hewlett-Packard Co.	56,000	2,424,800
SanDisk Corp. (a)	2,122,875	37,829,633
Western Digital Corp. (a)	243,150	7,355,288
Wistron Corp.	3,264,000	6,506,114
		58,482,374
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc.	270,700	6,285,654
Arrow Electronics, Inc. (a)	389,165	10,028,782
BYD Co. Ltd. (H Shares) (a)	964,500	5,345,300
Flextronics International Ltd. (a)	554,200	2,948,344
Hon Hai Precision Industry Co. Ltd. (Foxconn)	874,000	3,010,119
Tyco Electronics Ltd.	490,220	10,525,023
		38,143,222
Internet Software & Services - 0.4%
eBay, Inc. (a)	829,247	17,621,499
Google, Inc. Class A (a)	17,400	7,709,070
		25,330,569
IT Services - 0.1%
RightNow Technologies, Inc. (a)	277,137	3,336,729
VisaNet Brasil	378,000	3,607,814
		6,944,543
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	2,406,200	8,469,824
Amkor Technology, Inc. (a)	577,793	3,616,984
Analog Devices, Inc.	2,088,200	57,154,034
Applied Materials, Inc.	4,769,178	65,814,656
Applied Micro Circuits Corp. (a)	101,000	873,650
ARM Holdings PLC sponsored ADR	645,100	4,122,189
ASML Holding NV (NY Shares)	3,869,699	100,650,871
ATMI, Inc. (a)	576,188	10,480,860
Brooks Automation, Inc. (a)	1,290,331	7,651,663
Cirrus Logic, Inc. (a)	985,371	5,301,296
Cymer, Inc. (a)	234,272	8,014,445
Global Unichip Corp.	657,109	3,604,987
Globe Specialty Metals, Inc.	68,100	490,320
Globe Specialty Metals, Inc. (Reg. S) (a)	577,108	4,328,310
Inotera Memories, Inc. (a)	10,579,000	5,513,590
Inotera Memories, Inc. sponsored ADR (a)(e)	120,800	629,589
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	5,424,131	$ 104,414,522
International Rectifier Corp. (a)	126,495	2,094,757
KLA-Tencor Corp.	1,271,699	40,541,764
Kulicke & Soffa Industries, Inc. (a)	416,446	2,444,538
Lam Research Corp. (a)	1,080,460	32,478,628
Linear Technology Corp.	241,100	6,478,357
Marvell Technology Group Ltd. (a)	3,537,200	47,186,248
Mattson Technology, Inc. (a)	246,522	372,248
MediaTek, Inc.	329,922	4,741,183
MEMC Electronic Materials, Inc. (a)	38,200	673,084
Micron Technology, Inc. (a)	7,570,700	48,376,773
Novellus Systems, Inc. (a)	369,849	7,237,945
Photronics, Inc. (a)	562,385	2,873,787
Richtek Technology Corp.	686,700	5,295,187
Samsung Electronics Co. Ltd.	118,323	70,062,845
Skyworks Solutions, Inc. (a)	2,264,800	27,358,784
Taiwan Semiconductor Manufacturing Co. Ltd.	20,794	37,329
Tokyo Electron Ltd.	628,600	32,954,824
Varian Semiconductor Equipment Associates, Inc. (a)	239,800	7,683,192
Verigy Ltd. (a)	873,638	11,610,649
Volterra Semiconductor Corp. (a)	214,319	3,555,552
		745,189,464
Software - 2.9%
Adobe Systems, Inc. (a)	267,200	8,662,624
BMC Software, Inc. (a)	568,200	19,335,846
Citrix Systems, Inc. (a)	785,300	27,956,680
Microsoft Corp.	5,884,470	138,402,734
Oracle Corp.	47,300	1,046,749
		195,404,633
TOTAL INFORMATION TECHNOLOGY		1,192,240,636
MATERIALS - 3.0%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	244,800	18,262,080
Airgas, Inc.	186,800	8,327,544
Albemarle Corp.	360,800	10,719,368
CF Industries Holdings, Inc.	24,100	1,902,454
Dow Chemical Co.	1,026,700	21,735,239
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	390,700	$ 12,084,351
Ecolab, Inc.	15,300	635,103
Monsanto Co.	217,165	18,241,860
Praxair, Inc.	188,500	14,736,930
Solutia, Inc. (a)	549,400	4,911,636
Terra Industries, Inc.	93,000	2,711,880
The Mosaic Co.	19,919	1,038,776
		115,307,221
Construction Materials - 0.1%
Vulcan Materials Co.	60,100	2,853,548
Containers & Packaging - 0.5%
Ball Corp.	167,300	8,090,628
Owens-Illinois, Inc. (a)	312,000	10,589,280
Pactiv Corp. (a)	75,300	1,896,054
Rock-Tenn Co. Class A	42,586	1,914,667
Sealed Air Corp.	59,525	1,094,665
Temple-Inland, Inc.	566,100	8,865,126
		32,450,420
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd. (Canada)	160,800	9,431,431
Alcoa, Inc.	92,600	1,088,976
Freeport-McMoRan Copper & Gold, Inc.	104,400	6,295,320
Impala Platinum Holdings Ltd.	52,100	1,262,149
Ivanhoe Mines Ltd. (a)	217,600	1,757,201
Newcrest Mining Ltd.	241,109	6,049,184
Nucor Corp.	196,300	8,729,461
Yamana Gold, Inc.	738,600	7,040,815
		41,654,537
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	236,900	8,300,976
TOTAL MATERIALS		200,566,702
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.3%
CenturyTel, Inc.	607,308	19,063,398
Clearwire Corp. Class A (a)	1,504,600	12,187,260
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	3,639,392	$ 14,048,053
Verizon Communications, Inc.	3,466,300	111,164,241
		156,462,952
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	1,058,697	36,090,981
Leap Wireless International, Inc. (a)	30,900	740,055
MetroPCS Communications, Inc. (a)	317,812	3,766,072
Sprint Nextel Corp. (a)	4,065,508	16,262,032
		56,859,140
TOTAL TELECOMMUNICATION SERVICES		213,322,092
UTILITIES - 4.0%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	1,475,900	45,693,864
Entergy Corp.	280,900	22,564,697
Exelon Corp.	319,421	16,245,752
FirstEnergy Corp.	720,183	29,671,540
FPL Group, Inc.	442,900	25,099,143
Pinnacle West Capital Corp.	243,200	7,772,672
		147,047,668
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	526,397	6,732,618
Constellation Energy Group, Inc.	757,902	21,751,787
EDP Renovaveis SA (a)	177,893	1,826,517
NRG Energy, Inc. (a)	290,000	7,890,900
RRI Energy, Inc. (a)	255,105	1,364,812
		39,566,634
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	1,661,073	20,015,930
CMS Energy Corp.	611,700	7,915,398
PG&E Corp.	430,400	17,375,248
Sempra Energy	432,700	22,686,461
TECO Energy, Inc.	728,261	9,824,241
		77,817,278
TOTAL UTILITIES		264,431,580
TOTAL COMMON STOCKS (Cost $5,563,973,343)		6,509,955,355
Convertible Preferred Stocks - 0.3%
	Shares	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(e)	10,200	$ 1,365,474
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	3,900	2,835,300
Wells Fargo & Co. 7.50%	4,000	3,359,840
		6,195,140
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	111,000	10,243,413
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,696,502)		17,804,027
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Roche Holdings, Inc. 6% 3/1/19 (e) (Cost $2,298,294)	$ 2,335,000	2,589,536
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.15% to 0.18% 8/13/09 to 10/8/09 (f) (Cost $7,748,329)	7,750,000	7,748,536
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (b)	129,915,568	$ 129,915,568
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	38,196,621	38,196,621
TOTAL MONEY MARKET FUNDS (Cost $168,112,189)		168,112,189
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,755,828,657)		6,706,209,643
NET OTHER ASSETS - (0.3)%		(19,361,177)
NET ASSETS - 100%		$ 6,686,848,466
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
855 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 42,083,100	$ 2,697,563

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,724,352 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,399,606.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 526,792
Fidelity Securities Lending Cash Central Fund	339,039
Total	$ 865,831
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 612,533,672	$ 612,533,672	$ -	$ -
Consumer Staples	771,662,131	771,662,131	-	-
Energy	764,506,948	763,141,474	1,365,474	-
Financials	905,501,852	891,248,496	14,253,356	-
Health Care	914,580,731	914,580,731	-	-
Industrials	678,169,625	678,169,625	-	-
Information Technology	1,192,240,636	1,191,611,047	629,589	-
Materials	210,810,115	200,566,702	10,243,413	-
Telecommunication Services	213,322,092	213,322,092	-	-
Utilities	264,431,580	264,431,580	-	-
Corporate Bonds	2,589,536	-	2,589,536	-
Money Market Funds	168,112,189	168,112,189	-	-
U.S. Government and Government Agency Obligations	7,748,536	-	7,748,536	-
Total Investments in Securities:	$ 6,706,209,643	$ 6,669,379,739	$ 36,829,904	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,697,563	$ 2,697,563	$ -	$ -
Total Derivative Instruments:	$ 2,697,563	$ 2,697,563	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,697,563	$ -
Total Value of Derivatives	$ 2,697,563	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.0%
United Kingdom	2.7%
Switzerland	2.5%
Netherlands	2.1%
Canada	1.4%
Bermuda	1.2%
Japan	1.0%
Korea (South)	1.0%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $153,920,706 all of which will expire on January 31, 2017.
The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $58,415,811 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,089,017) - See accompanying schedule: Unaffiliated issuers (cost $5,587,716,468)	$ 6,538,097,454
Fidelity Central Funds (cost $168,112,189)	168,112,189
Total Investments (cost $5,755,828,657)		$ 6,706,209,643
Foreign currency held at value (cost $3,309,246)		3,334,348
Receivable for investments sold		82,595,985
Receivable for fund shares sold		9,106,945
Dividends receivable		6,096,571
Interest receivable		59,845
Distributions receivable from Fidelity Central Funds		119,184
Receivable for daily variation on futures contracts		67,415
Prepaid expenses		7,948
Other receivables		32,172
Total assets		6,807,630,056

Liabilities
Payable for investments purchased	$ 77,348,059
Payable for fund shares redeemed	88,690
Accrued management fee	2,921,593
Other affiliated payables	1,528,140
Other payables and accrued expenses	698,487
Collateral on securities loaned, at value	38,196,621
Total liabilities		120,781,590

Net Assets		$ 6,686,848,466
Net Assets consist of:
Paid in capital		$ 5,734,608,036
Undistributed net investment income		26,534,627
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,095,186)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		952,800,989
Net Assets		$ 6,686,848,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Series All-Sector Equity: Net Asset Value, offering price and redemption price per share ($6,686,272,379 ÷ 622,209,067 shares)	$ 10.75

Class F: Net Asset Value, offering price and redemption price per share ($576,087 ÷ 53,606 shares)	$ 10.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 47,020,983
Interest		141,048
Income from Fidelity Central Funds		865,831
Total income		48,027,862

Expenses
Management fee	$ 13,314,050
Transfer agent fees	7,342,693
Accounting and security lending fees	594,011
Custodian fees and expenses	213,252
Independent trustees' compensation	15,900
Registration fees	105,211
Audit	36,087
Legal	2,628
Miscellaneous	26,330
Total expenses before reductions	21,650,162
Expense reductions	(155,842)	21,494,320
Net investment income (loss)		26,533,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $221,978)	240,900,055
Foreign currency transactions	(716,868)
Futures contracts	5,381,953
Total net realized gain (loss)		245,565,140
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $367,951)	1,065,640,937
Assets and liabilities in foreign currencies	142,707
Futures contracts	2,785,605
Total change in net unrealized appreciation (depreciation)		1,068,569,249
Net gain (loss)		1,314,134,389
Net increase (decrease) in net assets resulting from operations		$ 1,340,667,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	For the period October 17, 2008 (commencement of operations) to January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,533,542	$ 9,187,851
Net realized gain (loss)	245,565,140	(271,497,938)
Change in net unrealized appreciation (depreciation)	1,068,569,249	(115,768,260)
Net increase (decrease) in net assets resulting from operations	1,340,667,931	(378,078,347)
Distributions to shareholders from net investment income	-	(9,432,008)
Distributions to shareholders from net realized gain	(917,146)	-
Total distributions	(917,146)	(9,432,008)
Share transactions - net increase (decrease)	2,290,364,204	3,444,243,832
Total increase (decrease) in net assets	3,630,114,989	3,056,733,477

Net Assets
Beginning of period	3,056,733,477	-
End of period (including undistributed net investment income of $26,534,627 and undistributed net investment income of $1,085, respectively)	$ 6,686,848,466	$ 3,056,733,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series All-Sector Equity

Six months ended July 31, 2009

Year ended January 31,

(Unaudited)

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.03
Net realized and unrealized gain (loss)	2.22	(1.52)
Total from investment operations	2.27	(1.49)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	- I	-
Total distributions	-	(.03)
Net asset value, end of period	$ 10.75	$ 8.48
Total Return B,C	26.80%	(14.91)%
Ratios to Average Net Assets E,H
Expenses before reductions	.91% A	.95% A
Expenses net of fee waivers, if any	.91% A	.95% A
Expenses net of all reductions	.90% A	.95% A
Net investment income (loss)	1.12% A	1.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,686,272	$ 3,056,733
Portfolio turnover rate F	147% A	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 17, 2008 (commencement of operations) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended July 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 9.84
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.90
Total from investment operations	.91
Net asset value, end of period	$ 10.75
Total Return B,C	9.25%
Ratios to Average Net Assets E,H
Expenses before reductions	.56% A
Expenses net of fee waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 576
Portfolio turnover rate F	147% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. In January 2009, the Board of Trustees of the Funds approved the creation of an additional class of shares. Each Fund commenced sale of Class F shares and the existing classes were designated Series Large Cap Value and Series All-Sector Equity, respectively, on June 26, 2009. Fidelity Series Large Cap Value Fund offers Series Large Cap Value shares and Class F shares, each of which has equal rights as to assets and voting privileges. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for each Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series All-Sector Equity Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. Fidelity Series All-Sector Equity Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Series Large Cap Value Fund	$ 6,182,500,311	$ 951,630,240	$ (119,908,883)	$ 831,721,357
Fidelity Series All-Sector Equity Fund	5,813,542,766	994,026,798	(101,359,921)	892,666,877

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts, in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. Certain Funds use futures contracts to manage their exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in each applicable Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Funds' value of derivatives by primary risk exposure as of period end, if

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

any, is included at the end of each Funds' Schedule of Investments. The table below reflects the Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts	$ 5,381,953	$ 2,697,563
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,381,953	$ 2,785,605

(a) Derivatives realized gain (loss) is included in the Statement of Operations.

(b) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Fund	8,929,429,342	5,133,172,702
Fidelity Series All-Sector Equity Fund	5,687,035,371	3,383,935,145

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Series Large Cap Value and Series All-Sector Equity as compared to an appropriate benchmark index. Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund performance adjustment will not take effect until October, 2009. Subsequent months will be added until the performance period includes 36 months.For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series Large Cap Value Fund	.30%	.27%	.56%
Fidelity Series All-Sector Equity Fund	.30%	.27%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Large Cap Value	$ 7,422,699.31
Series All-Sector Equity	7,342,693.31

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Value Fund	$ 148,623
Fidelity Series All-Sector Equity Fund	93,803

Exchange in-kind. On April 3, 2009, certain investment companies managed by FMR or its affiliates purchased shares of the Fidelity Series Large Cap Value Fund by transferring cash and securities with a value, including interest of $1,880,935,038 for 210,631,023 shares (each then valued at $8.93 per share) of the Fund. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Series Large Cap Value Fund	$ 9,613
Fidelity Series All-Sector Equity Fund	11,333

During the period, there were no borrowings on this line of credit.

9. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security

Semiannual Report

9. Security Lending - continued

lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Series Large Cap Value Fund	$ 126,365
Fidelity Series All-Sector Equity Fund	339,039

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Series Large Cap Value Fund	$ 4,101	$ 109
Fidelity Series All-Sector Equity Fund	155,638	204

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
Fidelity Series Large Cap Value Fund
From net investment income
Series Large Cap Value A	$ -	$ 5,971,115
From net realized gain
Series Large Cap Value	$ 23,608,370	$ -
Total	$ 23,608,370	$ 5,971,115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended July 31, 2009	Year ended January 31, 2009
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity B	$ -	$ 9,432,008
From net realized gain
Series All-Sector Equity	$ 917,146	$ -
Total	$ 917,146	$ 9,432,008

A For the period October 24, 2008 (commencement of operations) to January 31, 2009.

B For the period October 17, 2008 (commencement of operations) to January 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009A	Six months ended July 31, 2009 B	Year ended January 31, 2009A
Fidelity Series Large Cap Value Fund
Series Large Cap Value
Shares sold	435,076,295	225,313,228	$ 3,802,717,993	$ 2,201,216,618
Reinvestment of distributions	2,932,717	604,976	23,608,370	5,971,115
Shares redeemed	(5,141,375)	(17,981)	(50,289,274)	(174,594)
Net increase (decrease)	432,867,637	225,900,223	$ 3,776,037,089	$ 2,207,013,139
Class F
Shares sold	61,222	-	$ 582,350	$ -
Shares redeemed	(204)	-	(1,948)	-
Net increase (decrease)	61,018	-	$ 580,402	$ -

A For the period October 24, 2008 (commencement of operations) to January 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2009 B	Year ended January 31, 2009C	Six months ended July 31, 2009 B	Year ended January 31, 2009C
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	262,964,998	359,942,555	$ 2,302,235,498	$ 3,439,421,825
Reinvestment of distributions	115,655	1,075,485	917,146	9,432,008
Shares redeemed	(1,374,542)	(515,084)	(13,307,226)	(4,610,001)
Net increase (decrease)	261,706,111	360,502,956	$ 2,289,845,418	$ 3,444,243,832
Class F
Shares sold	53,809	-	$ 520,750	$ -
Shares redeemed	(203)	-	(1,964)	-
Net increase (decrease)	53,606	-	$ 518,786	$ -

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

C For the period October 17, 2008 (commencement of operations) to January 31, 2009.

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliated were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Series Large Cap Value Fund	100%
Fidelity Series All-Sector Equity Fund	100%

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY
Series Large Cap Value Fund

The Northern Trust Company

Chicago, IL
Series All-Sector Equity Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DLF-SANN-0909
1.873098.100

Fidelity®
Telecom and Utilities
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Actual	.59%	$ 1,000.00	$ 1,060.90	$ 3.01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.87	$ 2.96

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	22.0	14.5
American Electric Power Co., Inc.	8.2	4.0
FirstEnergy Corp.	6.8	5.3
Sprint Nextel Corp.	4.6	0.9
FPL Group, Inc.	4.4	2.0
Sempra Energy	4.3	2.6
Entergy Corp.	4.2	2.8
Exelon Corp.	4.0	5.7
Constellation Energy Group, Inc.	4.0	1.9
The DIRECTV Group, Inc.	3.9	0.0
	66.4
Top Five Industries as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	30.2	37.0
Diversified Telecommunication Services	26.0	36.5
Multi-Utilities	13.1	15.5
Wireless Telecommunication Services	10.5	2.4
Independent Power Producers & Energy Traders	9.9	4.3
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks 99.4%		Stocks 97.9%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	0.9%	** Foreign investments	0.0%

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Media - 7.7%
Comcast Corp. Class A	1,403,900	$ 20,862
The DIRECTV Group, Inc. (a)(d)	1,089,600	28,221
Viacom, Inc. Class B (non-vtg.) (a)	304,500	7,052
		56,135
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TransAtlantic Petroleum Corp. (a)	2,909,000	6,750
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
Moody's Corp.	269,200	6,391
INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
First Solar, Inc. (a)	10,900	1,683
TELECOMMUNICATION SERVICES - 36.5%
Diversified Telecommunication Services - 26.0%
CenturyTel, Inc.	621,569	19,511
Qwest Communications International, Inc. (d)	2,448,800	9,452
Verizon Communications, Inc.	5,018,141	160,930
		189,893
Wireless Telecommunication Services - 10.5%
American Tower Corp. Class A (a)	591,404	20,161
Leap Wireless International, Inc. (a)	172,300	4,127
MetroPCS Communications, Inc. (a)	686,700	8,137
NII Holdings, Inc. (a)	434,900	10,011
Sprint Nextel Corp. (a)	8,468,200	33,873
		76,309
TOTAL TELECOMMUNICATION SERVICES		266,202
UTILITIES - 53.2%
Electric Utilities - 30.2%
American Electric Power Co., Inc.	1,939,100	60,035
Entergy Corp.	378,223	30,383
Exelon Corp.	576,909	29,342
FirstEnergy Corp.	1,213,200	49,984
FPL Group, Inc.	561,900	31,843
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NV Energy, Inc.	868,600	$ 9,989
Pinnacle West Capital Corp.	282,700	9,035
		220,611
Gas Utilities - 0.0%
ONEOK, Inc.	100	3
Independent Power Producers & Energy Traders - 9.9%
AES Corp.	857,200	10,964
Black Hills Corp.	41,500	1,079
Calpine Corp. (a)	269,343	3,469
Constellation Energy Group, Inc.	1,021,769	29,325
NRG Energy, Inc. (a)	773,000	21,033
RRI Energy, Inc. (a)	1,197,300	6,406
		72,276
Multi-Utilities - 13.1%
CenterPoint Energy, Inc.	1,907,797	22,989
CMS Energy Corp.	858,900	11,114
PG&E Corp.	554,600	22,389
Sempra Energy	600,700	31,495
TECO Energy, Inc.	593,600	8,008
		95,995
TOTAL UTILITIES		388,885
TOTAL COMMON STOCKS (Cost $745,644)		726,046
Money Market Funds - 4.3%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $31,139)	31,138,600	31,139
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $776,783)		757,185
NET OTHER ASSETS - (3.7)%		(26,800)
NET ASSETS - 100%		$ 730,385
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	24
Total	$ 48
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2009, the fund had a capital loss carryforward of approximately $334,493,000 of which $190,886,000, $11,065,000 and $132,542,000 will expire on January 31, 2011, 2012 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending January 31, 2010 approximately $27,018,000 of losses recognized during the period November 1, 2008 to January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,277) - See accompanying schedule: Unaffiliated issuers (cost $745,644)	$ 726,046
Fidelity Central Funds (cost $31,139)	31,139
Total Investments (cost $776,783)		$ 757,185
Receivable for investments sold		18,056
Receivable for fund shares sold		198
Dividends receivable		2,608
Distributions receivable from Fidelity Central Funds		5
Prepaid expenses		3
Other receivables		21
Total assets		778,076

Liabilities
Payable to custodian bank	$ 3,980
Payable for investments purchased	11,447
Payable for fund shares redeemed	759
Accrued management fee	123
Other affiliated payables	195
Other payables and accrued expenses	48
Collateral on securities loaned, at value	31,139
Total liabilities		47,691

Net Assets		$ 730,385
Net Assets consist of:
Paid in capital		$ 1,283,205
Undistributed net investment income		2,896
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(536,183)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(19,533)
Net Assets, for 56,406 shares outstanding		$ 730,385
Net Asset Value, offering price and redemption price per share ($730,385 ÷ 56,406 shares)		$ 12.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)

Investment Income
Dividends		$ 14,430
Interest		87
Income from Fidelity Central Funds		48
Total income		14,565

Expenses
Management fee Basic fee	$ 1,628
Performance adjustment	(837)
Transfer agent fees	1,081
Accounting and security lending fees	135
Custodian fees and expenses	10
Independent trustees' compensation	3
Registration fees	19
Audit	27
Legal	3
Miscellaneous	8
Total expenses before reductions	2,077
Expense reductions	(1)	2,076
Net investment income (loss)		12,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(151,340)
Foreign currency transactions	68
Total net realized gain (loss)		(151,272)
Change in net unrealized appreciation (depreciation) on: Investment securities	179,064
Assets and liabilities in foreign currencies	65
Total change in net unrealized appreciation (depreciation)		179,129
Net gain (loss)		27,857
Net increase (decrease) in net assets resulting from operations		$ 40,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,489	$ 26,844
Net realized gain (loss)	(151,272)	(153,260)
Change in net unrealized appreciation (depreciation)	179,129	(242,314)
Net increase (decrease) in net assets resulting from operations	40,346	(368,730)
Distributions to shareholders from net investment income	(12,591)	(25,624)
Share transactions Proceeds from sales of shares	28,796	144,603
Reinvestment of distributions	11,413	23,196
Cost of shares redeemed	(80,700)	(262,839)
Net increase (decrease) in net assets resulting from share transactions	(40,491)	(95,040)
Total increase (decrease) in net assets	(12,736)	(489,394)

Net Assets
Beginning of period	743,121	1,232,515
End of period (including undistributed net investment income of $2,896 and undistributed net investment income of $2,998, respectively)	$ 730,385	$ 743,121
Other Information Shares
Sold	2,395	9,693
Issued in reinvestment of distributions	947	1,546
Redeemed	(6,730)	(16,303)
Net increase (decrease)	(3,388)	(5,064)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 19.00	$ 19.29	$ 15.44	$ 13.28	$ 11.73
Income from Investment Operations
Net investment income (loss) D	.22	.44	.32	.33	.22	.30 G
Net realized and unrealized gain (loss)	.52	(6.58)	(.24) H	3.77	2.20	1.54
Total from investment operations	.74	(6.14)	.08	4.10	2.42	1.84
Distributions from net investment income	(.22)	(.43)	(.37)	(.25)	(.26)	(.29)
Net asset value, end of period	$ 12.95	$ 12.43	$ 19.00	$ 19.29	$ 15.44	$ 13.28
Total Return B, C	6.09%	(32.68)%	.24%	26.77%	18.37%	15.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.59% A	.77%	.82%	.85%	.87%	.89%
Expenses net of fee waivers, if any	.59% A	.77%	.82%	.85%	.87%	.89%
Expenses net of all reductions	.59% A	.77%	.82%	.84%	.84%	.85%
Net investment income (loss)	3.56% A	2.72%	1.56%	1.92%	1.54%	2.49% G
Supplemental Data
Net assets, end of period (in millions)	$ 730	$ 743	$ 1,233	$ 1,635	$ 1,029	$ 937
Portfolio turnover rate F	211% A	110%	56%	104%	66%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.48%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)
(Amounts in thousands except ratios)

1. Organization.

Fidelity Telecom and Utilities Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 44,881
Unrealized depreciation	(82,902)
Net unrealized appreciation (depreciation)	$ (38,021)

Cost for federal income tax purposes	$ 795,206

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $732,219 and $760,802, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .23% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $24.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Telecom and Utilities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Fidelity Telecom and Utilities Fund

Semiannual Report

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Telecom and Utilities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

UIF-USAN-0909
1.789296.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 7, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 7, 2009